                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                Vincent M. Marra
                 Senior Vice President & Chief Operating Officer
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: September 30
                        --------------------------

Date of reporting period:  September 30, 2005
                         -------------------------

Item 1. Reports to Stockholders

        SunAmerica Equity Funds, Annual Report at September 30, 2005.

                                    [GRAPHIC]


  SunAmerica

                                                                   Equity Funds

                                             2005 ANNUAL REPORT


     [LOGO]

AIG Sun America
    Mutual Funds

        September 30, 2005                                         ANNUAL REPORT

SUNAMERICA EQUITY FUNDS

SunAmerica Blue Chip Growth Fund (SVLAX)

SunAmerica Growth Opportunities Fund (SGWAX)

SunAmerica New Century Fund (SEGAX)

SunAmerica Growth and Income Fund (SEIAX)

SunAmerica Balanced Assets Fund (SBAAX)

SunAmerica International Equity Fund (SIEAX)

SunAmerica Value Fund (SSVAX)

SunAmerica Biotech/Health Fund (SBHAX)

Tax Managed Equity Fund (TXMAX)

                        Table of Contents

SHAREHOLDER LETTER..........................................................  2
EXPENSE EXAMPLE.............................................................  3
STATEMENT OF ASSETS AND LIABILITIES.........................................  5
STATEMENT OF OPERATIONS.....................................................  9
STATEMENT OF CHANGES IN NET ASSETS.......................................... 12
FINANCIAL HIGHLIGHTS........................................................ 17
PORTFOLIO OF INVESTMENTS.................................................... 26
NOTES TO FINANCIAL STATEMENTS............................................... 57
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................... 77
APPROVAL OF ADVISORY AGREEMENTS............................................. 78
TRUSTEE AND OFFICER INFORMATION............................................. 82
SHAREHOLDER TAX INFORMATION................................................. 84
COMPARISONS: FUNDS vs. INDEXES.............................................. 85

        Shareholder Letter

Dear Shareholders:

We are pleased to provide you with the Annual Report for the SunAmerica Equity Funds. The report contains the investment portfolio information and financial statements of the SunAmerica Equity Funds for the period ending September 30, 2005.

Domestic Market and Economic Review

The annual period was one of conflicting data: solid economic growth and corporate profits, and continued, if consistent, employment growth were all offset by concerns over rising short-term interest rates, significant increases in energy prices, and the specter of higher inflation. Moreover, the devastation brought by Hurricanes Katrina and Rita and the corresponding increase in energy prices also created questions regarding the economy's future. In the face of this uncertainty, the U.S. equity markets still managed to deliver strong returns during the period. The S&P 500 returned 12.25%, the NASDAQ Composite Total Return delivered a 14.19% return, and the Russell 2000 returned 17.95%. Value funds outperformed their growth counterparts and small-cap outperformed large-cap.

International Market and Economic Review

The international markets, though, have been the shining star in equity investing and continued to show their might as the MSCI EAFE Index returned 25.79% for the one-year period. Companies in Europe and Japan have been focusing on cost-cutting, profitability, and balance sheet strength. In addition, Beijing's revaluation of the yuan eased concerns of a major disruption in U.S.-Sino trade and it now appears that Chinese economic growth is continuing at a brisk pace--defying earlier predictions of a substantial deceleration. Commodity-producing nations, both developed and emerging, have benefited from the increase in use of a wide range of products.

We offer a wide range of equity funds to help investors achieve their financial objectives. We urge you to work with your financial advisor to develop a diversified portfolio. We thank you for making the SunAmerica Equity Funds a part of your financial plan.

Sincerely,

The SunAmerica Equity Funds Investment Professionals

Frank Gannon               Steve Neimeth              Rich Mercante
Allison Larkin             Timothy Pettee             Hans Danielsson, AIGGIC

--------
Past performance is no guarantee of future results.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- September 30, 2005 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Equity Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (applicable to International Equity Fund only) and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2005 and held until September 30, 2005.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During The Six Months Ended September 30, 2005" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, Class X, and Class Z the "Expenses Paid During The Six Months Ended September 30, 2005" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During The Six Months Ended September 30, 2005" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan documents for full description of these fees. Had these fees been included, the "Expenses Paid During The Six Months Ended September 30, 2005" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, Class X, and Class Z the "Expenses Paid During The Six Months Ended September 30, 2005" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During The Six Months Ended September 30, 2005" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or the retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During The Six Months Ended September 30, 2005" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (International Equity Fund only); small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- September 30, 2005 -- (unaudited) (continued)


                                            Actual                                  Hypothetical
                          ------------------------------------------ ------------------------------------------
                                                                                   Ending Account
                                        Ending Account Expense Paid                 Value using   Expense Paid
                                         Value Using    During the                 a Hypothetical  During the      Expense
                            Beginning       Actual        Period       Beginning     5% Assumed      Period         Ratio
                          Account Value   Return at        Ended     Account Value   Return at        Ended         as of
                           at April 1,  September 30,  September 30,  at April 1,  September 30,  September 30, September 30,
                              2005           2005          2005          2005           2005          2005          2005*
-                         ------------- -------------- ------------- ------------- -------------- ------------- -------------
Blue Chip Growth Fund
  Class A................   $1,000.00     $1,046.08       $ 8.21       $1,000.00     $1,017.05       $ 8.09         1.60%
  Class B................   $1,000.00     $1,042.91       $11.98       $1,000.00     $1,013.34       $11.81         2.34%
  Class C................   $1,000.00     $1,041.57       $13.05       $1,000.00     $1,012.28       $12.86         2.55%
  Class I#...............   $1,000.00     $1,047.81       $ 6.78       $1,000.00     $1,018.45       $ 6.68         1.32%
Growth Opportunities Fund
  Class A................   $1,000.00     $1,084.67       $ 8.73       $1,000.00     $1,016.70       $ 8.44         1.67%
  Class B................   $1,000.00     $1,080.36       $12.20       $1,000.00     $1,013.34       $11.81         2.34%
  Class C................   $1,000.00     $1,080.48       $12.83       $1,000.00     $1,012.73       $12.41         2.46%
  Class I#...............   $1,000.00     $1,086.58       $ 6.90       $1,000.00     $1,018.45       $ 6.68         1.32%
New Century Fund
  Class A................   $1,000.00     $1,075.27       $ 8.32       $1,000.00     $1,017.05       $ 8.09         1.60%
  Class B................   $1,000.00     $1,070.80       $11.99       $1,000.00     $1,013.49       $11.66         2.31%
  Class C#...............   $1,000.00     $1,072.68       $11.12       $1,000.00     $1,014.34       $10.81         2.14%
Growth and Income Fund
  Class A................   $1,000.00     $1,018.40       $ 7.99       $1,000.00     $1,017.15       $ 7.99         1.58%
  Class B................   $1,000.00     $1,015.57       $11.22       $1,000.00     $1,013.94       $11.21         2.22%
  Class C................   $1,000.00     $1,014.72       $11.06       $1,000.00     $1,014.09       $11.06         2.19%
  Class I#...............   $1,000.00     $1,020.25       $ 6.63       $1,000.00     $1,018.50       $ 6.63         1.31%
Balanced Assets Fund
  Class A................   $1,000.00     $1,025.83       $ 8.43       $1,000.00     $1,016.75       $ 8.39         1.66%
  Class B................   $1,000.00     $1,022.55       $11.61       $1,000.00     $1,013.59       $11.56         2.29%
  Class C................   $1,000.00     $1,022.51       $11.61       $1,000.00     $1,013.59       $11.56         2.29%
  Class I#...............   $1,000.00     $1,026.81       $ 6.71       $1,000.00     $1,018.45       $ 6.68         1.32%
International Equity Fund
  Class A#...............   $1,000.00     $1,106.02       $10.03       $1,000.00     $1,015.54       $ 9.60         1.90%
  Class B#...............   $1,000.00     $1,103.05       $13.44       $1,000.00     $1,012.28       $12.86         2.55%
  Class C#...............   $1,000.00     $1,102.24       $13.44       $1,000.00     $1,012.28       $12.86         2.55%
  Class I#...............   $1,000.00     $1,107.17       $ 9.51       $1,000.00     $1,016.04       $ 9.10         1.80%
Value Fund
  Class A#...............   $1,000.00     $1,032.68       $ 8.31       $1,000.00     $1,016.90       $ 8.24         1.63%
  Class B#...............   $1,000.00     $1,029.36       $11.60       $1,000.00     $1,013.64       $11.51         2.28%
  Class C#...............   $1,000.00     $1,029.36       $11.60       $1,000.00     $1,013.64       $11.51         2.28%
  Class I#...............   $1,000.00     $1,032.70       $ 7.80       $1,000.00     $1,017.40       $ 7.74         1.53%
  Class Z#...............   $1,000.00     $1,035.68       $ 5.41       $1,000.00     $1,019.75       $ 5.37         1.06%
Biotech/Health Fund
  Class A#...............   $1,000.00     $1,137.85       $ 8.31       $1,000.00     $1,017.30       $ 7.84         1.55%
  Class B#...............   $1,000.00     $1,133.58       $11.77       $1,000.00     $1,014.04       $11.11         2.20%
  Class C#...............   $1,000.00     $1,133.25       $11.77       $1,000.00     $1,014.04       $11.11         2.20%
Tax Managed Equity Fund
  Class A#...............   $1,000.00     $1,012.84       $ 7.32       $1,000.00     $1,017.80       $ 7.33         1.45%
  Class B#...............   $1,000.00     $1,009.75       $10.58       $1,000.00     $1,014.54       $10.61         2.10%
  Class C#...............   $1,000.00     $1,009.74       $10.58       $1,000.00     $1,014.54       $10.61         2.10%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (International Equity Fund only), small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Period Ended September 30, 2005" and "Expense Ratios" would have been lower.

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2005


                                                                          Blue Chip      Growth           New        Growth and
                                                                           Growth     Opportunities     Century        Income
                                                                            Fund          Fund           Fund           Fund
                                                                        ------------  -------------  -------------  ------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*.............. $ 85,243,883  $  80,947,754  $  92,700,055  $143,394,541
Short-term investment securities, at value*............................           --             --             --            --
Repurchase agreements (cost equals market value).......................    1,384,000      3,701,000      6,102,000     2,512,000
                                                                        ------------  -------------  -------------  ------------
  Total investments....................................................   86,627,883     84,648,754     98,802,055   145,906,541
                                                                        ------------  -------------  -------------  ------------
Cash...................................................................          625            956            992           199
Foreign cash*..........................................................           --             --             --            --
Receivable for:
  Fund shares sold (shares of beneficial interest sold)................        6,759          6,970         40,749         8,882
  Dividends and interest...............................................       66,660         12,499         26,363       218,268
  Investments sold.....................................................      564,626      1,906,876      1,482,903     8,647,163
Prepaid expenses and other assets......................................          994          1,049            969         2,873
Due from investment adviser for expense reimbursements/fee waivers.....            7             74             20            10
                                                                        ------------  -------------  -------------  ------------
   Total Assets........................................................   87,267,554     86,577,178    100,354,051   154,783,936
                                                                        ------------  -------------  -------------  ------------
LIABILITIES:
Payable for:
  Fund shares redeemed (shares of beneficial interest redeemed)........       74,351        142,169         86,661       628,735
  Investments purchased................................................      888,385             --        365,418     8,764,792
  Investment advisory and management fees..............................       53,373         52,819         61,722        89,877
  Distribution and service maintenance fees............................       39,786         45,685         35,451        84,530
  Transfer agent fees and expenses.....................................       41,239         38,475         41,901        62,501
  Trustees' fee and expenses...........................................       31,125         26,060         49,620        40,114
  Other accrued expenses...............................................       94,212        109,118         91,195       122,433
Due to investment adviser from expense recoupment......................           --             --             --            --
Due to custodian.......................................................           --             --             --            --
                                                                        ------------  -------------  -------------  ------------
   Total Liabilities...................................................    1,222,471        414,326        731,968     9,792,982
                                                                        ------------  -------------  -------------  ------------
   Net Assets.......................................................... $ 86,045,083  $  86,162,852  $  99,622,083  $144,990,954
                                                                        ============  =============  =============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value.......................... $     58,750  $      55,899  $      56,245  $    120,545
Paid-in capital........................................................  158,418,121    292,674,992    194,376,048   197,462,818
                                                                        ------------  -------------  -------------  ------------
                                                                         158,476,871    292,730,891    194,432,293   197,583,363
Accumulated undistributed net investment income (loss).................      (30,597)       (25,993)       (49,853)       62,110
Accumulated undistributed net realized gain (loss) on investments, securities sold short and foreign exchange transactions...............  (77,553,269)  (218,788,500)  (105,391,730)  (63,377,871)
Unrealized appreciation (depreciation) on investments..................    5,152,078     12,246,454     10,631,373    10,723,352
Unrealized foreign exchange gain (loss) on other assets and liabilities           --             --             --            --
                                                                        ------------  -------------  -------------  ------------
   Net Assets.......................................................... $ 86,045,083  $  86,162,852  $  99,622,083  $144,990,954
                                                                        ============  =============  =============  ============
*Cost
  Long-term investment securities (unaffiliated)....................... $ 80,091,805  $  68,701,300  $  82,068,682  $132,671,189
                                                                        ============  =============  =============  ============
  Short-term investment securities..................................... $         --  $          --  $          --  $         --
                                                                        ============  =============  =============  ============
  Foreign cash......................................................... $         --  $          --  $          --  $         --
                                                                        ============  =============  =============  ============

                                                                          Balanced
                                                                           Assets
                                                                            Fund
                                                                        ------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*.............. $188,699,413
Short-term investment securities, at value*............................      268,139
Repurchase agreements (cost equals market value).......................    5,179,000
                                                                        ------------
  Total investments....................................................  194,146,552
                                                                        ------------
Cash...................................................................           --
Foreign cash*..........................................................           --
Receivable for:
  Fund shares sold (shares of beneficial interest sold)................       13,864
  Dividends and interest...............................................      811,485
  Investments sold.....................................................    4,089,099
Prepaid expenses and other assets......................................        2,185
Due from investment adviser for expense reimbursements/fee waivers.....           11
                                                                        ------------
   Total Assets........................................................  199,063,196
                                                                        ------------
LIABILITIES:
Payable for:
  Fund shares redeemed (shares of beneficial interest redeemed)........      396,531
  Investments purchased................................................    5,403,754
  Investment advisory and management fees..............................      119,904
  Distribution and service maintenance fees............................       82,759
  Transfer agent fees and expenses.....................................      101,166
  Trustees' fee and expenses...........................................       86,396
  Other accrued expenses...............................................      169,712
Due to investment adviser from expense recoupment......................           --
Due to custodian.......................................................       84,527
                                                                        ------------
   Total Liabilities...................................................    6,444,749
                                                                        ------------
   Net Assets.......................................................... $192,618,447
                                                                        ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value.......................... $    140,539
Paid-in capital........................................................  271,326,203
                                                                        ------------
                                                                         271,466,742
Accumulated undistributed net investment income (loss).................      (75,110)
Accumulated undistributed net realized gain (loss) on investments, securities sold short and foreign exchange transactions...............  (84,005,489)
Unrealized appreciation (depreciation) on investments..................    5,232,304
Unrealized foreign exchange gain (loss) on other assets and liabilities           --
                                                                        ------------
   Net Assets.......................................................... $192,618,447
                                                                        ============
*Cost
  Long-term investment securities (unaffiliated)....................... $183,465,961
                                                                        ============
  Short-term investment securities..................................... $    269,287
                                                                        ============
  Foreign cash......................................................... $         --
                                                                        ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2005 -- (continued)


                                                              Blue Chip     Growth         New     Growth and    Balanced
                                                               Growth    Opportunities   Century     Income       Assets
                                                                Fund         Fund         Fund        Fund         Fund
                                                             ----------- ------------- ----------- ----------- ------------
Class A (unlimited shares authorized):
Net assets.................................................. $56,755,120  $44,640,942  $87,314,432 $65,665,836 $142,573,066
Shares of beneficial interest issued and outstanding........   3,732,121    2,743,666    4,850,065   5,295,295   10,394,880
Net asset value and redemption price per share.............. $     15.21  $     16.27  $     18.00 $     12.40 $      13.72
Maximum sales charge (5.75% of offering price)..............        0.93         0.99         1.10        0.76         0.84
                                                             -----------  -----------  ----------- ----------- ------------
Maximum offering price to public............................ $     16.14  $     17.26  $     19.10 $     13.16 $      14.56
                                                             ===========  ===========  =========== =========== ============
Class B (unlimited shares authorized):
Net assets.................................................. $22,557,729  $27,673,487  $10,343,746 $41,119,585 $ 30,002,153
Shares of beneficial interest issued and outstanding........   1,657,920    1,905,297      651,184   3,503,218    2,194,992
Net asset value, offering and redemption price per share.... $     13.61  $     14.52  $     15.88 $     11.74 $      13.67
                                                             ===========  ===========  =========== =========== ============
Class C (unlimited shares authorized):
Net assets.................................................. $ 5,277,875  $12,088,928  $ 1,963,905 $37,447,715 $ 19,297,647
Shares of beneficial interest issued and outstanding........     390,130      833,900      123,229   3,195,008    1,409,762
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge) $     13.53  $     14.50  $     15.94 $     11.72 $      13.69
                                                             ===========  ===========  =========== =========== ============
Class I (unlimited shares authorized):
Net assets.................................................. $ 1,454,359  $ 1,759,495  $        -- $   757,818 $    745,581
Shares of beneficial interest issued and outstanding........      94,828      107,026           --      60,983       54,285
Net asset value, offering and redemption price per share.... $     15.34  $     16.44  $        -- $     12.43 $      13.73
                                                             ===========  ===========  =========== =========== ============
Class Z (unlimited shares authorized):
Net assets.................................................. $        --  $        --  $        -- $        -- $         --
Shares of beneficial interest issued and outstanding........          --           --           --          --           --
Net asset value, offering and redemption price per share.... $        --  $        --  $        -- $        -- $         --
                                                             ===========  ===========  =========== =========== ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2005 -- (continued)


                                                                        International                Biotech/     Tax Managed
                                                                           Equity        Value        Health        Equity
                                                                            Fund         Fund          Fund          Fund
                                                                        ------------- ------------ ------------  ------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*.............. $ 85,885,490  $246,911,401 $ 31,150,043  $ 39,135,683
Short-term investment securities, at value*............................           --            --           --       979,000
Repurchase agreements (cost equals market value).......................    1,355,000     5,783,000    1,858,000            --
                                                                        ------------  ------------ ------------  ------------
  Total investments....................................................   87,240,490   252,694,401   33,008,043    40,114,683
                                                                        ------------  ------------ ------------  ------------
Cash...................................................................          253           669           51           855
Foreign cash*..........................................................       20,111            --           --            --
Receivable for:
  Fund shares sold (shares of beneficial interest sold)................      201,773       223,019        2,200           735
  Dividends and interest...............................................      204,706       402,210          824        55,578
  Investments sold.....................................................           --     9,713,862           --     1,105,809
Prepaid expenses and other assets......................................          807        10,419       24,789           508
Due from investment adviser for expense reimbursements/fee waivers.....           --            --        3,608        19,167
                                                                        ------------  ------------ ------------  ------------
   Total Assets........................................................   87,668,140   263,044,580   33,039,515    41,297,335
                                                                        ------------  ------------ ------------  ------------
LIABILITIES:
Payable for:
  Fund shares redeemed (shares of beneficial interest redeemed)........      330,595       667,148       82,641        44,603
  Investments purchased................................................           --    11,832,736           --       745,045
  Investment advisory and management fees..............................       70,624       206,064       20,459        28,448
  Distribution and service maintenance fees............................       43,638       120,245       19,798        27,426
  Transfer agent fees and expenses.....................................       33,538        77,590       13,945        12,957
  Trustees' fee and expenses...........................................       18,260        30,673        5,500        10,900
  Other accrued expenses...............................................      129,814       116,849       63,441        76,568
Due to investment adviser from expense recoupment......................       11,855        27,848           --            --
                                                                        ------------  ------------ ------------  ------------
   Total Liabilities...................................................      638,324    13,079,153      205,784       945,947
                                                                        ------------  ------------ ------------  ------------
   Net Assets.......................................................... $ 87,029,816  $249,965,427 $ 32,833,731  $ 40,351,388
                                                                        ============  ============ ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value.......................... $     68,379  $    141,145 $     35,619  $     35,049
Paid-in capital........................................................  116,011,993   214,943,887   63,453,313    70,115,972
                                                                        ------------  ------------ ------------  ------------
                                                                         116,080,372   215,085,032   63,488,932    70,151,021
Accumulated undistributed net investment income (loss).................      (85,242)    1,023,670       (4,145)       45,069
Accumulated undistributed net realized gain (loss) on investments,
 securities sold short and foreign exchange transactions...............  (41,424,038)   15,412,588  (33,089,425)  (31,867,433)
Unrealized appreciation (depreciation) on investments..................   12,461,921    18,444,137    2,438,369     2,022,731
Unrealized foreign exchange gain (loss) on other assets and liabilities       (3,197)           --           --            --
                                                                        ------------  ------------ ------------  ------------
   Net Assets.......................................................... $ 87,029,816  $249,965,427 $ 32,833,731  $ 40,351,388
                                                                        ============  ============ ============  ============
*Cost
  Long-term investment securities (unaffiliated)....................... $ 73,423,569  $228,467,264 $ 28,711,674  $ 37,112,952
                                                                        ============  ============ ============  ============
  Short-term investment securities..................................... $         --  $         -- $         --  $    979,000
                                                                        ============  ============ ============  ============
  Foreign cash......................................................... $     20,340  $         -- $         --  $         --
                                                                        ============  ============ ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2005 -- (continued)


                                                             International               Biotech/   Tax Managed
                                                                Equity        Value       Health      Equity
                                                                 Fund         Fund         Fund        Fund
                                                             ------------- ------------ ----------- -----------
Class A (unlimited shares authorized):
Net assets..................................................  $43,526,678  $130,753,874 $13,901,781 $11,251,237
Shares of beneficial interest issued and outstanding........    3,337,280     7,260,524   1,478,089     951,134
Net asset value and redemption price per share..............  $     13.04  $      18.01 $      9.41 $     11.83
Maximum sales charge (5.75% of offering price)..............         0.80          1.10        0.57        0.72
                                                              -----------  ------------ ----------- -----------
Maximum offering price to public............................  $     13.84  $      19.11 $      9.98 $     12.55
                                                              ===========  ============ =========== ===========
Class B (unlimited shares authorized):
Net assets..................................................  $19,545,574  $ 57,703,534 $11,447,662 $15,117,030
Shares of beneficial interest issued and outstanding........    1,588,267     3,357,932   1,261,013   1,327,499
Net asset value, offering and redemption price per share....  $     12.31  $      17.18 $      9.08 $     11.39
                                                              ===========  ============ =========== ===========
Class C (unlimited shares authorized):
Net assets..................................................  $16,892,464  $ 41,094,826 $ 7,484,288 $13,983,121
Shares of beneficial interest issued and outstanding........    1,374,056     2,391,849     822,758   1,226,274
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)  $     12.29  $      17.18 $      9.10 $     11.40
                                                              ===========  ============ =========== ===========
Class I (unlimited shares authorized):
Net assets..................................................  $ 7,065,100  $  3,106,059 $        -- $        --
Shares of beneficial interest issued and outstanding........      538,335       172,547          --          --
Net asset value, offering and redemption price per share....  $     13.12  $      18.00 $        -- $        --
                                                              ===========  ============ =========== ===========
Class Z (unlimited shares authorized):
Net assets..................................................  $        --  $ 17,307,134 $        -- $        --
Shares of beneficial interest issued and outstanding........           --       931,604          --          --
Net asset value, offering and redemption price per share....  $        --  $      18.58 $        -- $        --
                                                              ===========  ============ =========== ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended September 30, 2005

                                                                                        Blue Chip     Growth         New
                                                                                         Growth    Opportunities   Century
                                                                                          Fund         Fund         Fund
                                                                                       ----------  ------------- -----------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................ $1,379,335   $   314,058  $   475,861
  Dividends (affiliated)..............................................................         --            --           --
  Interest (unaffiliated).............................................................     26,068       151,001      208,819
                                                                                       ----------   -----------  -----------
   Total investment income*...........................................................  1,405,403       465,059      684,680
                                                                                       ----------   -----------  -----------
EXPENSES:
  Investment advisory and management fees.............................................    700,763       697,039      744,320
  Distribution and service maintenance fees:
   Class A............................................................................    209,973       165,734      301,176
   Class B............................................................................    255,019       296,303      110,599
   Class C............................................................................     59,584       133,440       21,324
  Service fees -- Class I.............................................................      4,956         6,440           --
  Transfer agent fees and expenses:
   Class A............................................................................    172,230       145,687      260,634
   Class B............................................................................     89,921        98,339       34,396
   Class C............................................................................     20,444        42,602        7,149
   Class I............................................................................      4,361         5,810           --
   Class X............................................................................         --            79           --
   Class Z............................................................................         --            --           --
  Registration fees:
   Class A............................................................................     13,297        19,592       19,840
   Class B............................................................................     10,712        12,129       11,518
   Class C............................................................................     12,954        15,428       11,840
   Class I............................................................................      8,317        10,198           --
   Class X............................................................................         --           240           --
   Class Z............................................................................         --            --           --
  Custodian fees......................................................................     51,731        57,387       51,132
  Reports to shareholders.............................................................     51,860        63,915       40,569
  Audit and tax fees..................................................................     35,169        35,402       36,069
  Legal fees..........................................................................      7,066         7,804        8,108
  Trustees' fees and expenses.........................................................      5,716         6,517        6,269
  Interest expense....................................................................      3,385            81          547
  Other expenses......................................................................     13,026        12,620       12,176
                                                                                       ----------   -----------  -----------
   Total expenses before fee waivers, expense reimbursements and custody credits......  1,730,484     1,832,786    1,677,666
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)..     (9,807)      (12,692)     (14,024)
   Custody credits earned on cash balances............................................        (13)         (364)         (18)
                                                                                       ----------   -----------  -----------
   Net expenses.......................................................................  1,720,664     1,819,730    1,663,624
                                                                                       ----------   -----------  -----------
Net investment income (loss)..........................................................   (315,261)   (1,354,671)    (978,944)
                                                                                       ----------   -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**..............................  7,805,094     2,100,231   19,818,423
Net realized gain (loss) on investments (affiliated)..................................         --            --           --
Net realized gain (loss) on securities sold short.....................................         --            --           --
Net realized foreign exchange gain (loss) on other assets and liabilities.............         --            --           --
Net increase from payments by affiliates..............................................         --            --      188,306
                                                                                       ----------   -----------  -----------
Net realized gain (loss) on investments and foreign currencies........................  7,805,094     2,100,231   20,006,729
                                                                                       ----------   -----------  -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........   (380,611)   15,610,477      370,558
Change in unrealized appreciation (depreciation) on investments (affiliated)..........         --            --           --
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....         --            --           --
Change in unrealized appreciation (depreciation) on securities sold short.............         --            --           --
                                                                                       ----------   -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies......................   (380,611)   15,610,477      370,558
                                                                                       ----------   -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........  7,424,483    17,710,708   20,377,287
                                                                                       ----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $7,109,222   $16,356,037  $19,398,343
                                                                                       ==========   ===========  ===========
--------
*Net of foreign withholding taxes on interest and dividends of........................ $       --   $        --  $        --
                                                                                       ==========   ===========  ===========
**Net of foreign withholding taxes on capital gains of................................ $       --   $        --  $        --
                                                                                       ==========   ===========  ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended September 30, 2005 -- (continued)

                                                                                        Growth and    Balanced    International
                                                                                          Income       Assets        Equity
                                                                                           Fund         Fund          Fund
                                                                                       -----------  ------------  -------------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................ $ 3,709,317  $  2,658,726   $ 1,670,279
  Dividends (affiliated)..............................................................          --            --            --
  Interest (unaffiliated).............................................................      60,157     4,014,519        10,470
                                                                                       -----------  ------------   -----------
   Total investment income*...........................................................   3,769,474     6,673,245     1,680,749
                                                                                       -----------  ------------   -----------
EXPENSES:
  Investment advisory and management fees.............................................   1,205,704     1,575,247       810,740
  Distribution and service maintenance fees:
   Class A............................................................................     239,847       536,766       132,150
   Class B............................................................................     496,174       348,791       207,269
   Class C............................................................................     417,704       210,568       167,367
  Service fees -- Class I.............................................................       2,112         1,839        14,633
  Transfer agent fees and expenses:
   Class A............................................................................     208,261       528,917       109,063
   Class B............................................................................     148,752       114,765        70,828
   Class C............................................................................     116,202        59,762        50,797
   Class I............................................................................       1,859         1,619        12,896
   Class X............................................................................          --            --            --
   Class Z............................................................................          --            --            --
  Registration fees:
   Class A............................................................................      14,349        20,694        12,388
   Class B............................................................................      13,350        12,379        11,509
   Class C............................................................................      11,503        13,474        10,498
   Class I............................................................................       7,866        10,394         8,826
   Class X............................................................................          --            --            --
   Class Z............................................................................          --            --            --
  Custodian fees......................................................................      61,755       147,305       147,702
  Reports to shareholders.............................................................      67,323        95,640        45,166
  Audit and tax fees..................................................................      35,334        39,269        43,381
  Legal fees..........................................................................       9,882        14,369        10,184
  Trustees' fees and expenses.........................................................      11,095        14,083         4,733
  Interest expense....................................................................         102         5,852         1,413
  Other expenses......................................................................      18,028        17,983         6,939
                                                                                       -----------  ------------   -----------
   Total expenses before fee waivers, expense reimbursements and custody credits......   3,087,202     3,769,716     1,878,482
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)..      (8,140)      (10,800)      (99,805)
   Custody credits earned on cash balances............................................        (122)         (835)         (619)
                                                                                       -----------  ------------   -----------
   Net expenses.......................................................................   3,078,940     3,758,081     1,778,058
                                                                                       -----------  ------------   -----------
Net investment income (loss)..........................................................     690,534     2,915,164       (97,309)
                                                                                       -----------  ------------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**..............................  10,983,468    12,700,862    10,235,231
Net realized gain (loss) on investments (affiliated)..................................          --            --            --
Net realized gain (loss) on securities sold short.....................................          --           410            --
Net realized foreign exchange gain (loss) on other assets and liabilities.............          --            --       (73,633)
Net increase from payments by affiliates..............................................          --            --            --
                                                                                       -----------  ------------   -----------
Net realized gain (loss) on investments and foreign currencies........................  10,983,468    12,701,272    10,161,598
                                                                                       -----------  ------------   -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........   3,664,558    (3,690,068)    9,259,813
Change in unrealized appreciation (depreciation) on investments (affiliated)..........          --            --            --
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....          --            --       (13,408)
Change in unrealized appreciation (depreciation) on securities sold short.............          --            --            --
                                                                                       -----------  ------------   -----------
Net unrealized gain (loss) on investments and foreign currencies......................   3,664,558    (3,690,068)    9,246,405
                                                                                       -----------  ------------   -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........  14,648,026     9,011,204    19,408,003
                                                                                       -----------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $15,338,560  $11,926,368    $19,310,694
                                                                                       ===========  ============   ===========
--------
*Net of foreign withholding taxes on interest and dividends of........................ $     5,868  $      2,840   $   179,503
                                                                                       ===========  ============   ===========
**Net of foreign withholding taxes on capital gains of................................ $        --  $         --   $    51,961
                                                                                       ===========  ============   ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended September 30, 2005 -- (continued)

                                                                                                     Biotech/   Tax Managed
                                                                                          Value       Health      Equity
                                                                                          Fund         Fund        Fund
                                                                                       -----------  ----------  -----------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................ $ 6,152,530  $   69,218  $1,023,284
  Dividends (affiliated)..............................................................          --          --       1,028
  Interest (unaffiliated).............................................................     128,703      64,537       7,680
                                                                                       -----------  ----------  ----------
   Total investment income*...........................................................   6,281,233     133,755   1,031,992
                                                                                       -----------  ----------  ----------
EXPENSES:
  Investment advisory and management fees.............................................   2,379,557     264,774     400,679
  Distribution and service maintenance fees:
   Class A............................................................................     409,114      50,358      43,985
   Class B............................................................................     648,944     123,640     178,335
   Class C............................................................................     377,836      85,511     167,380
  Service fees -- Class I.............................................................      13,521          --          --
  Transfer agent fees and expenses:
   Class A............................................................................     322,015      42,051      34,235
   Class B............................................................................     202,267      37,403      46,258
   Class C............................................................................      98,968      25,937      42,043
   Class I............................................................................      13,786          --          --
   Class X............................................................................          --          --          --
   Class Z............................................................................          --          --          --
  Registration fees:
   Class A............................................................................      16,641      10,192       9,064
   Class B............................................................................      14,329      10,831       9,090
   Class C............................................................................       8,615       8,605       7,905
   Class I............................................................................      11,570          --          --
   Class X............................................................................          --          --          --
   Class Z............................................................................      11,940          --          --
  Custodian fees......................................................................      76,475      43,251      48,746
  Reports to shareholders.............................................................      13,765      26,350      22,248
  Audit and tax fees..................................................................      41,518      37,429      37,432
  Legal fees..........................................................................      12,268       4,505      12,230
  Trustees' fees and expenses.........................................................      13,948       2,449       3,126
  Interest expense....................................................................         344         771          --
  Other expenses......................................................................      20,873       9,688      11,048
                                                                                       -----------  ----------  ----------
   Total expenses before fee waivers, expense reimbursements and custody credits......   4,708,294     783,745   1,073,804
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)..    (241,158)   (100,399)   (165,514)
   Custody credits earned on cash balances............................................        (452)       (189)        (65)
                                                                                       -----------  ----------  ----------
   Net expenses.......................................................................   4,466,684     683,157     908,225
                                                                                       -----------  ----------  ----------
Net investment income (loss)..........................................................   1,814,549    (549,402)    123,767
                                                                                       -----------  ----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**..............................  16,075,631   1,437,941    (246,496)
Net realized gain (loss) on investments (affiliated)..................................          --          --    (101,022)
Net realized gain (loss) on securities sold short.....................................          --      24,320          --
Net realized foreign exchange gain (loss) on other assets and liabilities.............        (143)         --          --
Net increase from payments by affiliates..............................................          --          --          --
                                                                                       -----------  ----------  ----------
Net realized gain (loss) on investments and foreign currencies........................  16,075,488   1,462,261    (347,518)
                                                                                       -----------  ----------  ----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........  11,418,921      50,191   2,717,435
Change in unrealized appreciation (depreciation) on investments (affiliated)..........          --          --      12,688
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....          --          --          --
Change in unrealized appreciation (depreciation) on securities sold short.............          --     (44,479)         --
                                                                                       -----------  ----------  ----------
Net unrealized gain (loss) on investments and foreign currencies......................  11,418,921       5,712   2,730,123
                                                                                       -----------  ----------  ----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........  27,494,409   1,467,973   2,382,605
                                                                                       -----------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $29,308,958  $  918,571  $2,506,372
                                                                                       ===========  ==========  ==========
--------
*Net of foreign withholding taxes on interest and dividends of........................ $    23,788  $      598  $       --
                                                                                       ===========  ==========  ==========
**Net of foreign withholding taxes on capital gains of................................ $        --  $       --  $       --
                                                                                       ===========  ==========  ==========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS


                                                                                            Blue Chip Growth Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2005          2004
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss).......................................................... $   (315,261) $   (913,394)
  Net realized gain (loss) on investments and foreign currencies........................    7,805,094    11,475,942
  Net unrealized gain (loss) on investments and foreign currencies......................     (380,611)     (486,122)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................    7,109,222    10,076,426
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C)*......................................................           --            --
  Net investment income (Class I)#......................................................           --            --
  Net investment income (Class X)#......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C)*............................................           --            --
  Net realized gain on securities (Class I)#............................................           --            --
  Net realized gain on securities (Class X)#............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................           --            --
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)  (19,947,968)  (33,190,986)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (12,838,746)  (23,114,560)

NET ASSETS:
Beginning of period.....................................................................   98,883,829   121,998,389
                                                                                         ------------  ------------
End of period+.......................................................................... $ 86,045,083  $ 98,883,829
                                                                                         ============  ============
+Includes accumulated undistributed net investment income (loss)........................ $    (30,597) $    (31,761)
                                                                                         ============  ============

                                                                                          Growth Opportunities Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2005          2004
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss).......................................................... $ (1,354,671) $ (1,750,951)
  Net realized gain (loss) on investments and foreign currencies........................    2,100,231    17,334,422
  Net unrealized gain (loss) on investments and foreign currencies......................   15,610,477   (14,638,630)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................   16,356,037       944,841
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C)*......................................................           --            --
  Net investment income (Class I)#......................................................           --            --
  Net investment income (Class X)#......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C)*............................................           --            --
  Net realized gain on securities (Class I)#............................................           --            --
  Net realized gain on securities (Class X)#............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................           --            --
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)  (29,708,256)  (37,430,765)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (13,352,219)  (36,485,924)

NET ASSETS:
Beginning of period..................................................................... $ 99,515,071   136,000,995
                                                                                         ------------  ------------
End of period+.......................................................................... $ 86,162,852  $ 99,515,071
                                                                                         ============  ============
+Includes accumulated undistributed net investment income (loss)........................ $    (25,993) $    (26,436)
                                                                                         ============  ============

--------
* Effective February 23, 2004, Class II shares were redesignated to Class C shares.
#  See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                                                              New Century Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2005          2004
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss).......................................................... $   (978,944) $ (1,337,534)
  Net realized gain (loss) on investments and foreign currencies........................   20,006,729    21,078,641
  Net unrealized gain (loss) on investments and foreign currencies......................      370,558    (9,349,183)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................   19,398,343    10,391,924
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C)*......................................................           --            --
  Net investment income (Class I)#......................................................           --            --
  Net investment income (Class X)#......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C)*............................................           --            --
  Net realized gain on securities (Class I)#............................................           --            --
  Net realized gain on securities (Class X)#............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................           --            --
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)  (14,242,469)  (24,446,387)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................    5,155,874   (14,054,463)

NET ASSETS:
Beginning of period.....................................................................   94,466,209   108,520,672
                                                                                         ------------  ------------
End of period+.......................................................................... $ 99,622,083  $ 94,466,209
                                                                                         ============  ============
+Includes accumulated undistributed net investment income (loss)........................ $    (49,853) $    (52,911)
                                                                                         ============  ============

                                                                                           Growth and Income Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2005          2004
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss).......................................................... $    690,534  $   (712,451)
  Net realized gain (loss) on investments and foreign currencies........................   10,983,468    21,332,421
  Net unrealized gain (loss) on investments and foreign currencies......................    3,664,558     1,758,468
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................   15,338,560    22,378,438
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................     (579,790)           --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C)*......................................................           --            --
  Net investment income (Class I)#......................................................       (9,046)           --
  Net investment income (Class X)#......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C)*............................................           --            --
  Net realized gain on securities (Class I)#............................................           --            --
  Net realized gain on securities (Class X)#............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................     (588,836)           --
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)  (37,788,265)  (54,045,242)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (23,038,541)  (31,666,804)

NET ASSETS:
Beginning of period.....................................................................  168,029,495   199,696,299
                                                                                         ------------  ------------
End of period+.......................................................................... $144,990,954  $168,029,495
                                                                                         ============  ============
+Includes accumulated undistributed net investment income (loss)........................ $     62,110  $    (39,588)
                                                                                         ============  ============

--------
* Effective February 23, 2004, Class II shares were redesignated to Class C shares.
#  See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                            Balanced Assets Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2005          2004
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss).......................................................... $  2,915,164  $  1,696,718
  Net realized gain (loss) on investments and foreign currencies........................   12,701,272    13,676,958
  Net unrealized gain (loss) on investments and foreign currencies......................   (3,690,068)    1,994,840
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................   11,926,368    17,368,516
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (2,655,391)   (2,084,942)
  Net investment income (Class B).......................................................     (380,072)     (228,463)
  Net investment income (Class C)*......................................................     (227,801)     (131,080)
  Net investment income (Class I)#......................................................      (15,336)      (41,818)
  Net investment income (Class X)#......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C)*............................................           --            --
  Net realized gain on securities (Class I)#............................................           --            --
  Net realized gain on securities (Class X)#............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................   (3,278,600)   (2,486,303)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)  (38,444,884)  (45,643,904)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (29,797,116)  (30,761,691)

NET ASSETS:
Beginning of period.....................................................................  222,415,563   253,177,254
                                                                                         ------------  ------------
End of period+.......................................................................... $192,618,447  $222,415,563
                                                                                         ============  ============
+Includes accumulated undistributed net investment income (loss)........................ $    (75,110) $   (140,117)
                                                                                         ============  ============

                                                                                          International Equity Fund
                                                                                         --------------------------
                                                                                         For the year  For the year
                                                                                             ended         ended
                                                                                         September 30, September 30,
                                                                                             2005          2004
                                                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss)..........................................................  $   (97,309) $   (289,498)
  Net realized gain (loss) on investments and foreign currencies........................   10,161,598    19,896,893
  Net unrealized gain (loss) on investments and foreign currencies......................    9,246,405    (4,019,593)
                                                                                          -----------  ------------
Net increase (decrease) in net assets resulting from operations.........................   19,310,694    15,587,802
                                                                                          -----------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................           --       (11,064)
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C)*......................................................           --            --
  Net investment income (Class I)#......................................................           --       (17,397)
  Net investment income (Class X)#......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C)*............................................           --            --
  Net realized gain on securities (Class I)#............................................           --            --
  Net realized gain on securities (Class X)#............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                          -----------  ------------
Total distributions to shareholders.....................................................           --       (28,461)
                                                                                          -----------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)   (5,206,184)  (31,438,220)
                                                                                          -----------  ------------
Total increase (decrease) in net assets.................................................   14,104,510   (15,878,879)

NET ASSETS:
Beginning of period.....................................................................   72,925,306    88,804,185
                                                                                          -----------  ------------
End of period+..........................................................................  $87,029,816  $ 72,925,306
                                                                                          ===========  ============
+Includes accumulated undistributed net investment income (loss)........................  $   (85,242) $    (78,300)
                                                                                          ===========  ============

--------
* Effective February 23, 2004, Class II shares were redesignated to Class C shares.
#  See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                                            Value Fund
                                                             ----------------------------------------
                                                                              For the
                                                             For the year  eleven months For the year
                                                                 ended         ended        ended
                                                             September 30, September 30, October 31,
                                                                 2005          2004          2003
                                                             ------------- ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss).............................. $  1,814,549  $  3,213,316  $  2,576,355
  Net realized gain (loss) on investments and foreign
   currencies...............................................   16,075,488    24,461,025     5,430,390
  Net unrealized gain (loss) on investments and foreign
   currencies...............................................   11,418,921    (3,708,718)   16,873,967
                                                             ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.................................................   29,308,958    23,965,623    24,880,712
                                                             ------------  ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A)...........................   (1,618,502)   (1,362,535)     (640,709)
  Net investment income (Class B)...........................     (693,156)   (1,446,298)     (441,621)
  Net investment income (Class C)*..........................     (345,179)     (408,038)     (107,249)
  Net investment income (Class I)#..........................      (84,084)     (166,307)      (64,209)
  Net investment income (Class X)#..........................           --            --            --
  Net investment income (Class Z)...........................     (191,677)     (126,802)       (6,189)
  Net realized gain on securities (Class A).................   (9,914,545)   (1,664,101)   (1,668,760)
  Net realized gain on securities (Class B).................   (6,829,375)   (2,379,441)   (2,600,325)
  Net realized gain on securities (Class C)*................   (3,400,905)     (671,301)     (631,495)
  Net realized gain on securities (Class I)#................     (502,260)     (189,120)     (153,195)
  Net realized gain on securities (Class X)#................           --            --            --
  Net realized gain on securities (Class Z).................     (868,391)     (128,732)      (11,260)
                                                             ------------  ------------  ------------
Total distributions to shareholders.........................  (24,448,074)   (8,542,675)   (6,325,012)
                                                             ------------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 7)................................   41,739,610     8,936,841     7,300,864
                                                             ------------  ------------  ------------
Total increase (decrease) in net assets.....................   46,600,494    24,359,789    25,856,564

NET ASSETS:
Beginning of period ........................................  203,364,933   179,005,144   153,148,580
                                                             ------------  ------------  ------------
End of period+.............................................. $249,965,427  $203,364,933  $179,005,144
                                                             ============  ============  ============
+Includes accumulated undistributed net investment income
 (loss)..................................................... $  1,023,670  $  2,141,862  $  2,426,803
                                                             ============  ============  ============

                                                                       Biotech/Health Fund
                                                             ---------------------------------------
                                                                              For the
                                                             For the year  eleven months For the year
                                                                 ended         ended        ended
                                                             September 30, September 30, October 31,
                                                                 2005          2004          2003
                                                             ------------- ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss)..............................  $  (549,402)  $  (689,915) $  (760,809)
  Net realized gain (loss) on investments and foreign
   currencies...............................................    1,462,261     1,545,657     (882,501)
  Net unrealized gain (loss) on investments and foreign
   currencies...............................................        5,712    (4,702,003)  12,390,274
                                                              -----------   -----------  -----------
Net increase (decrease) in net assets resulting from
 operations.................................................      918,571    (3,846,261)  10,746,964
                                                              -----------   -----------  -----------

Distributions to shareholders from:
  Net investment income (Class A)...........................           --            --           --
  Net investment income (Class B)...........................           --            --           --
  Net investment income (Class C)*..........................           --            --           --
  Net investment income (Class I)#..........................           --            --           --
  Net investment income (Class X)#..........................           --            --           --
  Net investment income (Class Z)...........................           --            --           --
  Net realized gain on securities (Class A).................           --            --           --
  Net realized gain on securities (Class B).................           --            --           --
  Net realized gain on securities (Class C)*................           --            --           --
  Net realized gain on securities (Class I)#................           --            --           --
  Net realized gain on securities (Class X)#................           --            --           --
  Net realized gain on securities (Class Z).................           --            --           --
                                                              -----------   -----------  -----------
Total distributions to shareholders.........................           --            --           --
                                                              -----------   -----------  -----------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 7)................................   (8,724,957)   (4,941,478)  (5,616,681)
                                                              -----------   -----------  -----------
Total increase (decrease) in net assets.....................   (7,806,386)   (8,787,739)   5,130,283

NET ASSETS:
Beginning of period ........................................   40,640,117    49,427,856   44,297,573
                                                              -----------   -----------  -----------
End of period+..............................................  $32,833,731   $40,640,117  $49,427,856
                                                              ===========   ===========  ===========
+Includes accumulated undistributed net investment income
 (loss).....................................................  $    (4,145)  $    (3,910) $    (3,177)
                                                              ===========   ===========  ===========

--------
* Effective February 23, 2004, Class II shares were redesignated to Class C shares.
#  See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)


                                                                                          Tax Managed Equity Fund
                                                                                 ----------------------------------------
                                                                                                  For the
                                                                                 For the year  eleven months For the year
                                                                                     ended         ended        ended
                                                                                 September 30, September 30, October 31,
                                                                                     2005          2004          2003
                                                                                 ------------- ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)................................................... $    123,767  $   (125,272) $    (86,619)
 Net realized gain (loss) on investments and foreign currencies.................     (347,518)     (596,071)   (4,260,050)
 Net unrealized gain (loss) on investments and foreign currencies...............    2,730,123     4,818,298    13,156,086
                                                                                 ------------  ------------  ------------
Net increase (decrease) in net assets resulting from operations.................    2,506,372     4,096,955     8,809,417
                                                                                 ------------  ------------  ------------

Distributions to shareholders from:
 Net investment income (Class A)................................................      (69,828)           --            --
 Net investment income (Class B)................................................           --            --            --
 Net investment income (Class C)*...............................................           --            --            --
 Net investment income (Class I)#...............................................           --            --            --
 Net investment income (Class X)#...............................................           --            --            --
 Net investment income (Class Z)................................................           --            --            --
 Net realized gain on securities (Class A)......................................           --            --            --
 Net realized gain on securities (Class B)......................................           --            --            --
 Net realized gain on securities (Class C)*.....................................           --            --            --
 Net realized gain on securities (Class I)#.....................................           --            --            --
 Net realized gain on securities (Class X)#.....................................           --            --            --
 Net realized gain on securities (Class Z)......................................           --            --            --
                                                                                 ------------  ------------  ------------
Total distributions to shareholders.............................................      (69,828)           --            --
                                                                                 ------------  ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions
 (Note 7).......................................................................  (13,611,181)  (13,177,953)  (16,922,143)
                                                                                 ------------  ------------  ------------
Total increase (decrease) in net assets.........................................  (11,174,637)   (9,080,998)   (8,112,726)

NET ASSETS:
Beginning of period.............................................................   51,526,025    60,607,023    68,719,749
                                                                                 ------------  ------------  ------------
End of period+.................................................................. $ 40,351,388  $ 51,526,025  $ 60,607,023
                                                                                 ============  ============  ============
+Includes accumulated undistributed net investment income (loss)................ $     45,069  $     (8,870) $     (8,076)
                                                                                 ============  ============  ============

--------
* Effective February 23, 2004, Class II shares were redesignated to Class C shares.
#  See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS

                                                                        BLUE CHIP GROWTH FUND
                                                                        ---------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                               Class A
-
09/30/01              $29.02     $(0.03)    $(11.13)   $(11.16)     $--     $(3.51) $(3.51) $14.35  (42.23)% $82,523
09/30/02               14.35      (0.07)      (3.13)     (3.20)      --         --      --   11.15  (22.30)   59,812
09/30/03               11.15      (0.06)       2.03       1.97       --         --      --   13.12   17.67    64,672
09/30/04               13.12      (0.08)       1.05       0.97       --         --      --   14.09    7.39    62,316
09/30/05               14.09      (0.01)       1.13       1.12       --         --      --   15.21    7.95    56,755
                                                                               Class B
-
09/30/01              $27.24     $(0.16)    $(10.35)   $(10.51)     $--     $(3.51) $(3.51) $13.22  (42.66)% $34,649
09/30/02               13.22      (0.16)      (2.86)     (3.02)      --         --      --   10.20  (22.84)   31,203
09/30/03               10.20      (0.14)       1.84       1.70       --         --      --   11.90   16.67    30,263
09/30/04               11.90      (0.16)       0.96       0.80       --         --      --   12.70    6.72    27,946
09/30/05               12.70      (0.11)       1.02       0.91       --         --      --   13.61    7.17    22,558
                                                                              Class C+
-
09/30/01              $27.19     $(0.15)    $(10.32)   $(10.47)     $--     $(3.51) $(3.51) $13.21  (42.58)% $ 6,127
09/30/02               13.21      (0.16)      (2.87)     (3.03)      --         --      --   10.18  (22.94)    7,687
09/30/03               10.18      (0.16)       1.85       1.69       --         --      --   11.87   16.60     7,286
09/30/04               11.87      (0.18)       0.96       0.78       --         --      --   12.65    6.57     6,458
09/30/05               12.65      (0.13)       1.01       0.88       --         --      --   13.53    6.96     5,278
                                                                               Class I
-
11/16/01-09/30/02(3)  $16.30     $(0.04)    $ (5.10)   $ (5.14)     $--     $   --  $   --  $11.16  (31.53)% $15,612
09/30/03               11.16      (0.04)       2.04       2.00       --         --      --   13.16   17.92    19,778
09/30/04               13.16      (0.04)       1.05       1.01       --         --      --   14.17    7.67     2,164
09/30/05               14.17       0.03        1.14       1.17       --         --      --   15.34    8.26     1,454



                       Ratio
                      of net
   Ratio of         investment
   expenses        income (loss)
  to average        to average         Portfolio
  net assets        net assets         turnover
----------        -------------        ---------


   1.45%              (0.15)%             136%
   1.47(6)            (0.47)(6)           107
   1.54               (0.50)              114
   1.60               (0.59)              145
   1.59               (0.09)              120


   2.19%              (0.89)%             136%
   2.18(6)            (1.18)(6)           107
   2.32               (1.28)              114
   2.26               (1.25)              145
   2.32               (0.80)              120


   2.11%(5)           (0.81)%(5)          136%
   2.23(5)(6)         (1.25)(5)(6)        107
   2.44(5)            (1.40)(5)           114
   2.37(5)            (1.37)(5)           145
   2.49(5)            (0.98)(5)           120


   1.33%(4)(5)(6)     (0.32)%(4)(5)(6)    107%
   1.33(5)            (0.29)(5)           114
   1.33(5)            (0.26)(5)           145
   1.33(5)             0.22(5)            120

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                             09/30/01 09/30/02(6) 09/30/03 09/30/04 09/30/05
                             -------- ----------- -------- -------- --------
   Blue Chip Growth Class C+   0.03%      -- %       -- %     -- %     -- %
   Blue Chip Growth Class I.     --      0.08(4)    0.33     0.13     0.49

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by 0.01%.
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                       GROWTH OPPORTUNITIES FUND
                                                                       -------------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net                 Net
                       Asset      Net        (both               Dividends  butions         Asset              Assets
                       Value   investment  realized   Total from  from net   from    Total  Value              end of
                     beginning   income       and     investment investment capital distri- end of   Total     period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)   (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------   -------
                                                                                Class A
-
09/30/01              $40.79     $(0.14)    $(22.33)   $(22.47)     $--     $(2.90) $(2.90) $15.42  (58.23)%   $89,935
09/30/02               15.42      (0.17)      (5.26)     (5.43)      --         --      --    9.99  (35.21)     50,018
09/30/03                9.99      (0.13)       3.88       3.75       --         --      --   13.74   37.54      62,600
09/30/04               13.74      (0.16)       0.07      (0.09)      --         --      --   13.65   (0.66)(7)  49,918
09/30/05               13.65      (0.17)       2.79       2.62       --         --      --   16.27   19.19      44,641
                                                                                Class B
-
09/30/01              $38.00     $(0.28)    $(20.66)   $(20.94)     $--     $(2.90) $(2.90) $14.16  (58.50)%   $54,902
09/30/02               14.16      (0.26)      (4.79)     (5.05)      --         --      --    9.11  (35.66)     33,221
09/30/03                9.11      (0.20)       3.53       3.33       --         --      --   12.44   36.55      38,870
09/30/04               12.44      (0.24)       0.07      (0.17)      --         --      --   12.27   (1.37)(7)  31,429
09/30/05               12.27      (0.25)       2.50       2.25       --         --      --   14.52   18.34      27,673
                                                                               Class C+
-
09/30/01              $37.97     $(0.28)    $(20.64)   $(20.92)     $--     $(2.90) $(2.90) $14.15  (58.50)%   $31,594
09/30/02               14.15      (0.26)      (4.79)     (5.05)      --         --      --    9.10  (35.69)     17,484
09/30/03                9.10      (0.20)       3.53       3.33       --         --      --   12.43   36.59      19,808
09/30/04               12.43      (0.24)       0.06      (0.18)      --         --      --   12.25   (1.45)(7)  14,599
09/30/05               12.25      (0.26)       2.51       2.25       --         --      --   14.50   18.37      12,089
                                                                                Class I
-
11/16/01-09/30/02(3)  $18.09     $(0.14)    $ (7.95)   $ (8.09)     $--     $   --  $   --  $10.00  (44.72)%   $ 3,054
09/30/03               10.00      (0.10)       3.90       3.80       --         --      --   13.80   38.00       4,404
09/30/04               13.80      (0.13)       0.08      (0.05)      --         --      --   13.75   (0.36)(7)   3,493
09/30/05               13.75      (0.13)       2.82       2.69       --         --      --   16.44   19.56       1,759



                       Ratio
                      of net
   Ratio of         investment
   expenses        income (loss)
  to average        to average         Portfolio
  net assets        net assets         turnover
----------        -------------        ---------


   1.49%              (0.57)%             207%
   1.49(6)            (1.11)(6)           344
   1.63               (1.11)              204
   1.58               (1.09)              170
   1.65               (1.15)               86


   2.17%              (1.25)%             207%
   2.18(6)            (1.80)(6)           344
   2.36               (1.85)              204
   2.27               (1.78)              170
   2.32               (1.82)               86


   2.16%              (1.24)%             207%
   2.21(6)            (1.82)(6)           344
   2.33               (1.82)              204
   2.29               (1.80)              170
   2.39               (1.89)               86


   1.33%(4)(5)(6)     (0.95)%(4)(5)(6)    344%
   1.33(5)            (0.82)(5)           204
   1.33(5)            (0.85)(5)           170
   1.33(5)            (0.85)(5)            86

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                               09/30/01 09/30/02(6) 09/30/03 09/30/04 09/30/05
                               -------- ----------- -------- -------- --------
  Growth Opportunities Class I   -- %      0.18%(4)   0.50%    0.18%    0.49%

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have remained the same.
(7)The Fund's total return increased from a gain realized on the disposal of investments in violation of investment restrictions on Class A 0.07%, Class B 0.10%, Class C 0.10% and Class I 0.08%.
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                 NEW CENTURY FUND
                                                                 ----------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets    Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of    expenses
             beginning   income       and     investment investment capital distri- end of   Total   period   to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)  net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------- ----------
                                                                     Class A
-
  09/30/01    $41.14     $(0.05)    $(19.00)   $(19.05)     $--     $(8.88) $(8.88) $13.21  (54.88)% $101,691    1.46%
  09/30/02     13.21      (0.13)      (1.86)     (1.99)      --         --      --   11.22  (15.06)    74,710    1.50
  09/30/03     11.22      (0.13)       2.35       2.22       --         --      --   13.44   19.79     85,685    1.57
  09/30/04     13.44      (0.17)       1.50       1.33       --         --      --   14.77    9.90     80,872    1.57
  09/30/05     14.77      (0.15)       3.38       3.23       --         --      --   18.00   21.87     87,314    1.58
                                                                     Class B
-
  09/30/01    $38.61     $(0.17)    $(17.57)   $(17.74)     $--     $(8.88) $(8.88) $11.99  (55.15)% $ 39,577    2.11%
  09/30/02     11.99      (0.20)      (1.68)     (1.88)      --         --      --   10.11  (15.68)    23,271    2.18
  09/30/03     10.11      (0.20)       2.12       1.92       --         --      --   12.03   18.99     16,078    2.28
  09/30/04     12.03      (0.25)       1.35       1.10       --         --      --   13.13    9.14     11,415    2.29
  09/30/05     13.13      (0.25)       3.00       2.75       --         --      --   15.88   20.94     10,344    2.32
                                                                     Class C+
-
  09/30/01    $38.55     $(0.17)    $(17.54)   $(17.71)     $--     $(8.88) $(8.88) $11.96  (55.16)% $  4,508    2.13%(3)
  09/30/02     11.96      (0.20)      (1.67)     (1.87)      --         --      --   10.09  (15.64)     2,447    2.14(3)
  09/30/03     10.09      (0.18)       2.11       1.93       --         --      --   12.02   19.13      2,183    2.14(3)
  09/30/04     12.02      (0.22)       1.34       1.12       --         --      --   13.14    9.32      2,180    2.10(3)
  09/30/05     13.14      (0.22)       3.02       2.80       --         --      --   15.94   21.31      1,964    2.14(3)



    Ratio
   of net
 investment
income (loss)
 to average    Portfolio
 net assets    turnover
-------------  ---------


    (0.23)%       282%
    (0.92)        199
    (1.08)        123
    (1.20)        110
    (0.89)         80


    (0.88)%       282%
    (1.60)        199
    (1.77)        123
    (1.91)        110
    (1.64)         80


    (0.90)%(3)    282%
    (1.56)(3)     199
    (1.63)(3)     123
    (1.73)(3)     110
    (1.45)(3)      80

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (based on average net assets):

                            09/30/01 09/30/02 09/30/03 09/30/04 09/30/05
                            -------- -------- -------- -------- --------
       New Century Class C+   0.06%    0.27%    0.66%    0.48%    0.66%

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                       GROWTH AND INCOME FUND
                                                                       ----------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                              Class A
-
09/30/01              $20.00     $(0.03)    $(7.43)     $(7.46)    $   --   $(1.43) $(1.43) $11.11  (39.45)% $75,795
09/30/02               11.11         --      (2.24)      (2.24)        --       --      --    8.87  (20.16)   71,482
09/30/03                8.87       0.01       1.31        1.32         --       --      --   10.19   14.88    70,826
09/30/04               10.19       0.00       1.19        1.19         --       --      --   11.38   11.68    69,069
09/30/05               11.38       0.10       1.03        1.13      (0.11)      --   (0.11)  12.40    9.89    65,666
                                                                              Class B
-
09/30/01              $19.44     $(0.12)    $(7.19)     $(7.31)    $   --   $(1.43) $(1.43) $10.70  (39.85)% $99,012
09/30/02               10.70      (0.07)     (2.14)      (2.21)        --       --      --    8.49  (20.65)   81,686
09/30/03                8.49      (0.06)      1.26        1.20         --       --      --    9.69   14.13    66,378
09/30/04                9.69      (0.07)      1.13        1.06         --       --      --   10.75   10.94    54,199
09/30/05               10.75       0.02       0.97        0.99         --       --      --   11.74    9.21    41,120
                                                                              Class C+
-
09/30/01              $19.42     $(0.13)    $(7.18)     $(7.31)    $   --   $(1.43) $(1.43) $10.68  (39.89)% $28,283
09/30/02               10.68      (0.07)     (2.13)      (2.20)        --       --      --    8.48  (20.60)   60,174
09/30/03                8.48      (0.06)      1.25        1.19         --       --      --    9.67   14.03    49,593
09/30/04                9.67      (0.07)      1.13        1.06         --       --      --   10.73   10.96    43,993
09/30/05               10.73       0.02       0.97        0.99         --       --      --   11.72    9.23    37,448
                                                                              Class I
-
11/16/01-09/30/02(3)  $12.29     $ 0.02     $(3.43)     $(3.41)    $   --   $   --  $   --  $ 8.88  (27.75)% $ 9,877
09/30/03                8.88       0.02       1.31        1.33         --       --      --   10.21   14.98    12,899
09/30/04               10.21       0.02       1.18        1.20         --       --      --   11.41   11.75       769
09/30/05               11.41       0.12       1.04        1.16      (0.14)      --   (0.14)  12.43   10.18       758



                       Ratio
                      of net
   Ratio of         investment
   expenses        income (loss)
  to average        to average        Portfolio
  net assets        net assets        turnover
----------        -------------       ---------


   1.45%              (0.21)%            126%
   1.50(6)            (0.01)(6)          118
   1.50                0.06              123
   1.50                0.01              139
   1.55                0.78               79


   2.09%              (0.85)%            126%
   2.13(6)            (0.66)(6)          118
   2.16               (0.59)             123
   2.17               (0.67)             139
   2.20                0.16               79


   2.13%              (0.88)%            126%
   2.17(6)            (0.68)(6)          118
   2.16               (0.60)             123
   2.14               (0.64)             139
   2.18                0.17               79


   1.32%(4)(5)(6)      0.21%(4)(5)(6)    118%
   1.32(5)             0.23(5)           123
   1.32(5)             0.19(5)           139
   1.31(5)             1.00(5)            79

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                             09/30/01 09/30/02(6) 09/30/03 09/30/04 09/30/05
                             -------- ----------- -------- -------- --------
   Growth and Income Class I   -- %      0.12%(4)   0.37%    0.14%    0.96%

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by 0.02%.
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                         BALANCED ASSETS FUND
                                                                         --------------------
                                              Net gain
                                              (loss) on
                           Net               investments                       Distri-          Net               Net
                          Asset      Net        (both               Dividends  butions         Asset            Assets
                          Value   investment  realized   Total from  from net   from    Total  Value            end of
                        beginning   income       and     investment investment capital distri- end of   Total   period
     Period Ended       of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
----------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- --------
                                                                                Class A
-
09/30/01                 $20.96     $0.22      $(5.73)     $(5.51)    $(0.21)  $(2.00) $(2.21) $13.24  (28.35)% $229,609
09/30/02(7)               13.24      0.19       (1.45)      (1.26)     (0.19)      --   (0.19)  11.79   (9.65)   183,652
09/30/03                  11.79      0.10        0.68        0.78      (0.12)      --   (0.12)  12.45    6.65    175,324
09/30/04                  12.45      0.12        0.78        0.90      (0.16)      --   (0.16)  13.19    7.27    160,269
09/30/05                  13.19      0.21        0.56        0.77      (0.24)      --   (0.24)  13.72    5.84    142,573
                                                                                Class B
-
09/30/01                 $20.92     $0.11      $(5.70)     $(5.59)    $(0.13)  $(2.00) $(2.13) $13.20  (28.80)% $ 95,473
09/30/02(7)               13.20      0.10       (1.45)      (1.35)     (0.11)      --   (0.11)  11.74  (10.29)    64,452
09/30/03                  11.74      0.03        0.68        0.71      (0.04)      --   (0.04)  12.41    6.07     47,496
09/30/04                  12.41      0.03        0.77        0.80      (0.07)      --   (0.07)  13.14    6.45     38,687
09/30/05                  13.14      0.13        0.55        0.68      (0.15)      --   (0.15)  13.67    5.16     30,002
                                                                               Class C+
-
09/30/01                 $20.94     $0.12      $(5.72)     $(5.60)    $(0.13)  $(2.00) $(2.13) $13.21  (28.83)% $ 24,450
09/30/02(7)               13.21      0.09       (1.43)      (1.34)     (0.11)      --   (0.11)  11.76  (10.21)    31,894
09/30/03                  11.76      0.03        0.67        0.70      (0.04)      --   (0.04)  12.42    5.97     25,784
09/30/04                  12.42      0.03        0.78        0.81      (0.07)      --   (0.07)  13.16    6.53     22,781
09/30/05                  13.16      0.13        0.55        0.68      (0.15)      --   (0.15)  13.69    5.15     19,298
                                                                                Class I
-
11/16/01-09/30/02(3)(7)  $14.29     $0.19      $(2.48)     $(2.29)    $(0.21)  $   --  $(0.21) $11.79  (16.18)% $  4,457
09/30/03                  11.79      0.12        0.69        0.81      (0.14)      --   (0.14)  12.46    6.89      4,574
09/30/04                  12.46      0.16        0.77        0.93      (0.18)      --   (0.18)  13.21    7.44        679
09/30/05                  13.21      0.25        0.55        0.80      (0.28)      --   (0.28)  13.73    6.10        746



                      Ratio
                     of net
   Ratio of        investment
   expenses       income (loss)
  to average       to average        Portfolio
  net assets       net assets        turnover
----------        -------------      ---------


   1.44%              1.32%             362%
   1.47(6)            1.39(6)           485
   1.49               0.86              409
   1.50               0.89              181
   1.62               1.56              160


   2.08%              0.68%             362%
   2.12(6)            0.73(6)           485
   2.16               0.22              409
   2.18               0.20              181
   2.27               0.91              160


   2.05%(5)           0.71%(5)          362%
   2.13(5)(6)         0.72(5)(6)        485
   2.15(5)            0.22(5)           409
   2.18(5)            0.21(5)           181
   2.26(5)            0.92(5)           160


   1.33%(4)(5)(6)     1.52%(4)(5)(6)    485%
   1.33(5)            1.02(5)           409
   1.29(5)            1.10(5)           181
   1.32(5)            1.84(5)           160

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                             09/30/01 09/30/02(6) 09/30/03 09/30/04 09/30/05
                             -------- ----------- -------- -------- --------
    Balanced Assets Class C+   0.06%      -- %       -- %     -- %     -- %
    Balanced Assets Class I.     --      0.19(4)    0.19     0.24     1.47

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by 0.01%.
(7)The Fund has adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began accreting discount and amortizing premium on debt securities. The per share affect of this change for the period ended September 30, 2002 on investment income and realized and unrealized gain and losses was approximately $0.01 per share for all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.05% for all classes of shares. Per share data and ratios for periods prior to September 30, 2002 have not been restated to reflect this change in accounting policy.
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                       INTERNATIONAL EQUITY FUND
                                                                       -------------------------
                                              Net gain
                                              (loss) on
                           Net               investments                       Distri-          Net               Net
                          Asset      Net        (both               Dividends  butions         Asset            Assets
                          Value   investment  realized   Total from  from net   from    Total  Value            end of
                        beginning   income       and     investment investment capital distri- end of   Total   period
     Period Ended       of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
----------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                                Class A
-
10/31/00                 $14.26     $(0.11)    $ 0.29      $ 0.18     $   --   $   --  $   --  $14.44    1.26%  $49,085
10/31/01                  14.44      (0.05)     (4.40)      (4.45)        --    (1.11)  (1.11)   8.88  (33.17)   24,408
11/01/01-09/30/02(8)       8.88       0.00      (1.88)      (1.88)        --       --      --    7.00  (21.17)   30,896
09/30/03                   7.00       0.03       1.70        1.73         --       --      --    8.73   24.71    28,720
09/30/04                   8.73       0.01       1.46        1.47       0.00       --    0.00   10.20   16.88    32,221
09/30/05                  10.20       0.02       2.82        2.84         --       --      --   13.04   27.84    43,527
                                                                                Class B
-
10/31/00                 $13.98     $(0.22)    $ 0.31      $ 0.09     $   --   $   --  $   --  $14.07    0.64%  $48,901
10/31/01                  14.07      (0.13)     (4.26)      (4.39)        --    (1.11)  (1.11)   8.57  (33.64)   26,747
11/01/01-09/30/02(8)       8.57      (0.06)     (1.78)      (1.84)        --       --      --    6.73  (21.47)   25,509
09/30/03                   6.73      (0.03)      1.64        1.61         --       --      --    8.34   23.92    24,799
09/30/04                   8.34      (0.06)      1.41        1.35         --       --      --    9.69   16.19    20,673
09/30/05                   9.69      (0.06)      2.68        2.62         --       --      --   12.31   27.04    19,546
                                                                               Class C+
-
10/31/00                 $13.99     $(0.21)    $ 0.30      $ 0.09     $   --   $   --  $   --  $14.08    0.64%  $20,367
10/31/01                  14.08      (0.12)     (4.28)      (4.40)        --    (1.11)  (1.11)   8.57  (33.69)   12,949
11/01/01-09/30/02(8)       8.57      (0.06)     (1.79)      (1.85)        --       --      --    6.72  (21.59)   15,067
09/30/03                   6.72      (0.03)      1.64        1.61         --       --      --    8.33   23.96    14,787
09/30/04                   8.33      (0.06)      1.41        1.35         --       --      --    9.68   16.21    15,798
09/30/05                   9.68      (0.06)      2.67        2.61         --       --      --   12.29   26.96    16,892
                                                                                Class I
-
11/16/01-09/30/02(6)(8)  $ 9.09     $ 0.01     $(2.08)     $(2.07)    $   --   $   --  $   --  $ 7.02  (22.77)% $15,802
09/30/03                   7.02       0.03       1.72        1.75         --       --      --    8.77   24.93    20,499
09/30/04                   8.77      (0.04)      1.53        1.49      (0.01)      --   (0.01)  10.25   16.96     4,233
09/30/05                  10.25       0.05       2.82        2.87         --       --      --   13.12   28.00     7,065



                       Ratio
   Ratio of           of net
   expenses         investment
  to average       income (loss)
     net            to average        Portfolio
  assets(4)        net assets(4)      turnover
----------        -------------       ---------


   2.03%(5)           (0.72)%(5)          89%
   2.03               (0.42)             272
   1.93(3)(5)(7)      (0.06)(3)(5)(7)    230
   1.90                0.35              209
   1.90                0.06              202
   1.90                0.17              126


   2.68%(5)           (1.37)%(5)          89%
   2.68               (1.14)             272
   2.56(3)(5)(7)      (0.72)(3)(5)(7)    230
   2.55               (0.41)             209
   2.55               (0.62)             202
   2.55               (0.51)             126


   2.68%(5)           (1.30)%(5)          89%
   2.68               (1.13)             272
   2.55(3)(5)(7)      (0.72)(3)(5)(7)    230
   2.55               (0.38)             209
   2.55               (0.60)             202
   2.55               (0.49)             126


   1.80%(3)(5)(7)      0.16%(3)(5)(7)    230%
   1.80                0.43              209
   1.80               (0.34)             202
   1.80                0.43              126

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of the following expense reimbursements (based on average net assets):

                              10/31/00 10/31/01 09/30/02(7) 09/30/03 09/30/04 09/30/05
                              -------- -------- ----------- -------- -------- --------
International Equity Class A.   0.04%    0.03%     0.08%      0.18%    0.10%    0.09%
International Equity Class B.   0.04     0.06      0.14       0.13     0.11     0.17
International Equity Class C+   0.10     0.14      0.13       0.28     0.06     0.14
International Equity Class I.     --       --      0.11       0.16     0.12     0.14

(5)The ratio reflects an expense cap which is net of custody credits of (0.01)% or waiver/reimbursement if applicable.
(6)Commencement of sale of respective class of shares.
(7)Includes expense reimbursements (recoupments), but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have remained the same.
(8)The Fund changed its fiscal year end from October 31 to September 30.
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                        VALUE FUND
                                                                        ----------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- --------
                                                                          Class A
-
10/31/00              $16.82     $0.04      $ 1.68      $ 1.72     $   --   $(0.77) $(0.77) $17.77   10.73%  $ 52,062
10/31/01               17.77      0.11       (0.83)      (0.72)        --    (1.95)  (1.95)  15.10   (4.42)    51,150
10/31/02               15.10      0.18        0.07        0.25      (0.09)   (0.63)  (0.72)  14.63    1.44     50,975
10/31/03               14.63      0.29        2.05        2.34      (0.18)   (0.46)  (0.64)  16.33   16.59     60,701
11/1/03-09/30/04(8)    16.33      0.32        1.86        2.18      (0.37)   (0.45)  (0.82)  17.69   13.79     91,769
09/30/05               17.69      0.17        2.22        2.39      (0.29)   (1.78)  (2.07)  18.01   14.06    130,754
                                                                          Class B
-
10/31/00              $16.51     $0.06      $ 1.51      $ 1.57     $   --   $(0.77) $(0.77) $17.31   10.00%  $ 79,261
10/31/01               17.31      0.00       (0.80)      (0.80)        --    (1.95)  (1.95)  14.56   (5.06)    77,667
10/31/02               14.56      0.07        0.07        0.14      (0.01)   (0.63)  (0.64)  14.06    0.74     78,584
10/31/03               14.06      0.19        1.98        2.17      (0.08)   (0.46)  (0.54)  15.69   15.94     83,935
11/1/03-09/30/04(8)    15.69      0.24        1.75        1.99      (0.27)   (0.45)  (0.72)  16.96   13.09     68,492
09/30/05               16.96      0.07        2.11        2.18      (0.18)   (1.78)  (1.96)  17.18   13.34     57,704
                                                                         Class C+
-
10/31/00              $16.51     $0.07      $ 1.49      $ 1.56     $   --   $(0.77) $(0.77) $17.30    9.93%  $ 14,652
10/31/01               17.30      0.00       (0.79)      (0.79)        --    (1.95)  (1.95)  14.56   (5.01)    17,805
10/31/02               14.56      0.07        0.07        0.14      (0.01)   (0.63)  (0.64)  14.06    0.74     18,504
10/31/03               14.06      0.18        1.99        2.17      (0.08)   (0.46)  (0.54)  15.69   15.94     23,208
11/1/03-09/30/04(8)    15.69      0.22        1.77        1.99      (0.27)   (0.45)  (0.72)  16.96   13.09     30,985
09/30/05               16.96      0.06        2.12        2.18      (0.18)   (1.78)  (1.96)  17.18   13.34     41,095
                                                                          Class I
-
11/16/01-10/31/02(6)  $15.93     $0.19      $(0.77)     $(0.58)    $(0.09)  $(0.63) $(0.72) $14.63   (3.83)% $  4,726
10/31/03               14.63      0.30        2.05        2.35      (0.19)   (0.46)  (0.65)  16.33   16.72      6,629
11/1/03-09/30/04(8)    16.33      0.37        1.83        2.20      (0.40)   (0.45)  (0.85)  17.68   13.91      4,746
09/30/05               17.68      0.20        2.20        2.40      (0.30)   (1.78)  (2.08)  18.00   14.12      3,106
                                                                          Class Z
-
10/31/00              $16.97     $0.13      $ 1.69      $ 1.82     $   --   $(0.77) $(0.77) $18.02   11.25%  $    353
10/31/01               18.02      0.21       (0.85)      (0.64)        --    (1.95)  (1.95)  15.43   (3.86)       487
10/31/02               15.43      0.27        0.06        0.33      (0.16)   (0.63)  (0.79)  14.97    1.98        360
10/31/03               14.97      0.36        2.13        2.49      (0.25)   (0.46)  (0.71)  16.75   17.36      4,532
11/1/03-09/30/04(8)    16.75      0.41        1.92        2.33      (0.45)   (0.45)  (0.90)  18.18   14.37      7,370
09/30/05               18.18      0.27        2.30        2.57      (0.39)   (1.78)  (2.17)  18.58   14.77     17,307



                  Ratio
                 of net
  Ratio of     investment
  expenses    income (loss)
 to average    to average   Portfolio
net assets(4) net assets(4) turnover
------------- ------------- ---------


    1.78%(5)      0.25%(5)      95%
    1.78(5)       0.68(5)      146
    1.78          1.15         188
    1.78(7)       1.94(7)      138
    1.73(3)       2.12(3)      204
    1.63          1.00          82


    2.43%(5)      0.39%(5)      95%
    2.43(5)       0.03(5)      146
    2.43          0.49         188
    2.41(7)       1.32(7)      138
    2.40(3)       1.58(3)      204
    2.28          0.38          82


    2.43%(5)      0.40%(5)      95%
    2.43(5)       0.02(5)      146
    2.43          0.49         188
    2.43(7)       1.28(7)      138
    2.41(3)       1.48(3)      204
    2.28          0.36          82


    1.68%(3)      1.26%(3)     188%
    1.68(7)       2.02(7)      138
    1.67(3)       2.31(3)      204
    1.53          1.11          82


    1.21%(5)      0.72%(5)      95%
    1.21(5)       1.26(5)      146
    1.21          1.69         188
    1.21(7)       2.33(7)      138
    1.19(3)       2.58(3)      204
    1.06          1.54          82

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of the following expense reimbursements (recoupments) (based on average net assets):

                   10/31/00 10/31/01 10/31/02  10/31/03 09/30/04(3) 09/30/05
                   -------- -------- --------  -------- ----------- --------
    Value Class A.   0.09%    0.00%    0.01%    (0.01)%    0.04%      0.08%
    Value Class B.   0.07       --    (0.02)    (0.01)     0.02       0.14
    Value Class C+   0.11     0.05     0.03      0.02      0.06       0.08
    Value Class I.     --       --     0.19(3)     --      0.10       0.25
    Value Class Z.  10.14     6.55     5.52      1.00      0.16       0.10

(5)The ratio reflects an expense cap which is net of custody credits of (0.01)% or waiver/reimbursements if applicable.
(6)Commencement of sale of respective class of shares.
(7)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by

                                           10/31/03
                                           --------
                            Value Class A.   0.01%
                            Value Class B.   0.01
                            Value Class C+   0.01
                            Value Class I.   0.01
                            Value Class Z.   0.00

(8)The Fund changed its fiscal year end from October 31 to September 30.
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                      BIOTECH/HEALTH FUND
                                                                      -------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                            Class A
-
06/14/00-10/31/00(3)  $12.50     $(0.02)    $ 3.48      $ 3.46      $--     $   --  $   --  $15.96   27.68%  $30,489
10/31/01               15.96      (0.06)     (4.32)      (4.38)      --      (0.55)  (0.55)  11.03  (27.92)   27,865
10/31/02               11.03      (0.13)     (3.28)      (3.41)      --         --      --    7.62  (30.92)   16,092
10/31/03                7.62      (0.11)      2.30        2.19       --         --      --    9.81   28.74    18,924
11/01/03-09/30/04(7)    9.81      (0.11)     (0.67)      (0.78)      --         --      --    9.03   (7.95)   15,839
09/30/05                9.03      (0.10)      0.48        0.38       --         --      --    9.41    4.21    13,902
                                                                            Class B
-
06/14/00-10/31/00(3)  $12.50     $(0.05)    $ 3.47      $ 3.42      $--     $   --  $   --  $15.92   27.36%  $23,457
10/31/01               15.92      (0.14)     (4.31)      (4.45)      --      (0.55)  (0.55)  10.92  (28.45)   25,552
10/31/02               10.92      (0.19)     (3.23)      (3.42)      --         --      --    7.50  (31.32)   15,757
10/31/03                7.50      (0.16)      2.25        2.09       --         --      --    9.59   27.87    17,843
11/01/03-09/30/04(7)    9.59      (0.16)     (0.66)      (0.82)      --         --      --    8.77   (8.55)   14,417
09/30/05                8.77      (0.16)      0.47        0.31       --         --      --    9.08    3.53    11,448
                                                                            Class C+
-
06/14/00-10/31/00(3)  $12.50     $(0.05)    $ 3.48      $ 3.43      $--     $   --  $   --  $15.93   27.44%  $20,386
10/31/01               15.93      (0.14)     (4.31)      (4.45)      --      (0.55)  (0.55)  10.93  (28.43)   23,581
10/31/02               10.93      (0.19)     (3.23)      (3.42)      --         --      --    7.51  (31.29)   12,448
10/31/03                7.51      (0.16)      2.26        2.10       --         --      --    9.61   27.96    12,662
11/01/03-09/30/04(7)    9.61      (0.16)     (0.66)      (0.82)      --         --      --    8.79   (8.53)   10,384
09/30/05                8.79      (0.16)      0.47        0.31       --         --      --    9.10    3.53     7,484



                    Ratio
                   of net
  Ratio of       investment
  expenses      income (loss)
 to average      to average       Portfolio
net assets(5)   net assets(5)     turnover
-------------   -------------     ---------


    1.55%(4)(6)     (0.28)%(4)(6)    112%
    1.55(6)         (0.50)(6)        333
    1.55            (1.38)           340
    1.55            (1.32)           236
    1.55(4)         (1.15)(4)        149
    1.55            (1.17)           171


    2.20%(4)(6)     (1.08)%(4)(6)    112%
    2.20(6)         (1.18)(6)        333
    2.20            (2.03)           340
    2.20            (1.97)           236
    2.20(4)         (1.80)(4)        149
    2.20            (1.82)           171


    2.20%(4)(6)     (1.07)%(4)(6)    112%
    2.20(6)         (1.17)(6)        333
    2.20            (2.03)           340
    2.20            (1.97)           236
    2.20(4)         (1.80)(4)        149
    2.20            (1.83)           171

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of operations.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                        10/31/00(4) 10/31/01 10/31/02 10/31/03 09/30/04(4) 09/30/05
                        ----------- -------- -------- -------- ----------- --------
Biotech/Health Class A.    0.49%      0.19%    0.20%    0.23%     0.28%      0.26%
Biotech/Health Class B.    0.96       0.21     0.20     0.26      0.26       0.29
Biotech/Health Class C+    1.09       0.20     0.21     0.33      0.26       0.31

(6)The ratio reflects an expense cap which is net of custody credits of less than (0.01)%
(7)The Fund changed its fiscal year end from October 31 to September 30.
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                     TAX MANAGED EQUITY FUND
                                                                     -----------------------
                                           Net Gain
                                           (Loss) on
                                          investments                       Distri -          Net               Net
                     Net Asset    Net        (both               Dividends  butions          Asset            Assets
                       Value   investment  realized   Total from  from net    from    Total  Value            end of
                     beginning   income       and     investment investment capital  distri- end of   Total   period
    Period Ended     of period (Loss)(1)  unrealized) operations   income    gains   butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- -------- ------- ------ --------- -------
                                                                             Class A
-
03/01/99-10/31/99(3)  $12.50     $ 0.00     $ 1.15      $ 1.15     $   --     $--    $   --  $13.65    9.20%  $25,067
10/31/00               13.65      (0.02)      0.91        0.89         --      --        --   14.54    6.52    38,802
10/31/01               14.54       0.00      (3.50)      (3.50)        --      --        --   11.04  (24.07)   28,739
10/31/02               11.04       0.01      (2.05)      (2.04)        --      --        --    9.00  (18.48)   16,587
10/31/03                9.00       0.03       1.46        1.49         --      --        --   10.49   16.56    14,877
11/01/03-09/30/04(7)   10.49       0.03       0.75        0.78         --      --        --   11.27    7.44    13,562
09/30/05               11.27       0.09       0.53        0.62      (0.06)     --     (0.06)  11.83    5.51    11,251
                                                                             Class B
-
03/01/99-10/31/99(3)  $12.50     $(0.06)    $ 1.14      $ 1.08     $   --     $--    $   --  $13.58    8.64%  $27,524
10/31/00               13.58      (0.11)      0.91        0.80         --      --        --   14.38    5.89    47,972
10/31/01               14.38      (0.08)     (3.45)      (3.53)        --      --        --   10.85  (24.55)   40,677
10/31/02               10.85      (0.06)     (2.00)      (2.06)        --      --        --    8.79  (18.99)   25,703
10/31/03                8.79      (0.03)      1.41        1.38         --      --        --   10.17   15.70    22,694
11/01/03-09/30/04(7)   10.17      (0.04)      0.73        0.69         --      --        --   10.86    6.78    19,669
09/30/05               10.86       0.01       0.52        0.53         --      --        --   11.39    4.88    15,117
                                                                            Class C+
-
03/01/99-10/31/99(3)  $12.50     $(0.06)    $ 1.16      $ 1.10     $   --     $--    $   --  $13.60    8.80%  $27,884
10/31/00               13.60      (0.11)      0.91        0.80         --      --        --   14.40    5.88    51,348
10/31/01               14.40      (0.08)     (3.46)      (3.54)        --      --        --   10.86  (24.58)   43,610
10/31/02               10.86      (0.06)     (2.00)      (2.06)        --      --        --    8.80  (18.97)   26,430
10/31/03                8.80      (0.03)      1.42        1.39         --      --        --   10.19   15.80    23,036
11/01/03-09/30/04(7)   10.19      (0.04)      0.73        0.69         --      --        --   10.88    6.77    18,295
09/30/05               10.88       0.01       0.51        0.52         --      --        --   11.40    4.78    13,983



                    Ratio
                   of net
  Ratio of       investment
  expenses      income (loss)
 to average      to average       Portfolio
net assets(5)   net assets(5)     turnover
-------------   -------------     ---------


    1.45%(4)(6)     (0.02)%(4)(6)     9%
    1.45(6)         (0.14)(6)         7
    1.45(6)         (0.03)(6)        19
    1.45             0.09            16
    1.45             0.35            13
    1.45(4)          0.25(4)         20
    1.45             0.74            32


    2.10%(4)(6)     (0.74)%(4)(6)     9%
    2.10(6)         (0.79)(6)         7
    2.10(6)         (0.68)(6)        19
    2.10            (0.56)           16
    2.10            (0.30)           13
    2.10(4)         (0.40)(4)        20
    2.10             0.09            32


    2.10%(4)(6)     (0.75)%(4)(6)     9%
    2.10(6)         (0.79)(6)         7
    2.10(6)         (0.68)(6)        19
    2.10            (0.56)           16
    2.10            (0.30)           13
    2.10(4)         (0.40)(4)        20
    2.10             0.09            32

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of operations.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                            10/31/99(4) 10/31/00 10/31/01 10/31/02 10/31/03 09/30/04(4) 09/30/05
                            ----------- -------- -------- -------- -------- ----------- --------
Tax Managed Equity Class A.    1.07%      0.23%    0.15%    0.00%    0.26%     0.24%      0.38%
Tax Managed Equity Class B.    0.84       0.22     0.15     0.20     0.23      0.25       0.35
Tax Managed Equity Class C+    0.83       0.22     0.14     0.21     0.23      0.24       0.33

(6)The ratio reflects an expense cap which is net of custody credits of less than (0.01)%.
(7)The Fund changed its fiscal year end from October 31 to September 30.
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO PROFILE -- September 30, 2005 -- (unaudited)

Industry Allocation*

                     Pharmaceuticals................  10.4%
                     Telecommunications.............   8.8
                     Electronics....................   8.7
                     Computer Software..............   7.3
                     Financial Services.............   6.6
                     Retail.........................   5.6
                     Food, Beverage & Tobacco.......   4.9
                     Apparel & Textiles.............   4.6
                     Leisure & Tourism..............   4.5
                     Medical Products...............   4.4
                     Manufacturing..................   4.2
                     Computers & Business Equipment.   3.7
                     Health Services................   3.4
                     Conglomerate...................   3.3
                     Aerospace & Military Technology   3.1
                     Broadcasting & Media...........   2.6
                     Energy Sources.................   2.3
                     Energy Services................   2.1
                     Internet Software..............   2.1
                     Household & Personal Products..   2.0
                     Insurance......................   2.0
                     Repurchase Agreements..........   1.6
                     Machinery......................   1.5
                     Internet Content...............   1.0
                                                     -----
                                                     100.7%
                                                     =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005



                                                             Value
                    Security Description           Shares   (Note 3)
           ----------------------------------------------------------
           COMMON STOCK -- 99.1%
           Aerospace & Military Technology -- 3.1%
             Goodrich Corp........................  31,000 $1,374,540
             United Technologies Corp.............  25,200  1,306,368
                                                           ----------
                                                            2,680,908
                                                           ----------
           Apparel & Textiles -- 4.6%
             Coach, Inc.+.........................  55,000  1,724,800
             NIKE, Inc., Class B..................  26,800  2,189,024
                                                           ----------
                                                            3,913,824
                                                           ----------
           Broadcasting & Media -- 1.0%
             News Corp., Class A..................  55,000    857,450
                                                           ----------
           Computer Software -- 8.9%
             Adobe Systems, Inc...................  35,000  1,044,750
             EMC Corp.+........................... 100,000  1,294,000
             Microsoft Corp....................... 105,400  2,711,942
             Oracle Corp.+........................ 100,000  1,239,000
             Pixar+...............................  30,000  1,335,300
                                                           ----------
                                                            7,624,992
                                                           ----------
           Computers & Business Equipment -- 3.7%
             Apple Computer, Inc.+................  40,000  2,144,400
             Dell, Inc.+..........................  29,900  1,022,580
                                                           ----------
                                                            3,166,980
                                                           ----------
           Conglomerate -- 3.3%
             General Electric Co..................  85,100  2,865,317
                                                           ----------
           Electronics -- 8.7%
             AMETEK, Inc..........................  35,000  1,503,950
             Intel Corp...........................  84,004  2,070,699
             L-3 Communications Holdings, Inc.....  15,000  1,186,050
             National Semiconductor Corp..........  52,000  1,367,600
             Texas Instruments, Inc...............  38,800  1,315,320
                                                           ----------
                                                            7,443,619
                                                           ----------
           Energy Services -- 2.1%
             Transocean, Inc.+....................  30,000  1,839,300
                                                           ----------
           Energy Sources -- 2.3%
             Chevron Corp.........................  15,200    983,896
             Exxon Mobil Corp.....................  15,000    953,100
                                                           ----------
                                                            1,936,996
                                                           ----------
           Financial Services -- 6.6%
             American Express Co..................  17,300    993,712
             Capital One Financial Corp...........  23,900  1,900,528
             Goldman Sachs Group, Inc.............  10,500  1,276,590
             Merrill Lynch & Co., Inc.............  24,000  1,472,400
                                                           ----------
                                                            5,643,230
                                                           ----------


                                                           Value
                    Security Description          Shares  (Note 3)
            -------------------------------------------------------
            Food, Beverage & Tobacco -- 4.9%
              Altria Group, Inc.................. 18,000 $1,326,780
              PepsiCo, Inc....................... 30,100  1,706,971
              The Coca-Cola Co................... 28,000  1,209,320
                                                         ----------
                                                          4,243,071
                                                         ----------
            Health Services -- 3.4%
              Cardinal Health, Inc............... 20,000  1,268,800
              UnitedHealth Group, Inc............ 30,000  1,686,000
                                                         ----------
                                                          2,954,800
                                                         ----------
            Household & Personal Products -- 2.0%
              Procter & Gamble Co................ 28,800  1,712,448
                                                         ----------
            Insurance -- 2.0%
              WellPoint, Inc.+................... 23,000  1,743,860
                                                         ----------
            Internet Content -- 1.0%
              Yahoo!, Inc.+...................... 25,000    846,000
                                                         ----------
            Internet Software -- 2.1%
              Symantec Corp.+.................... 80,000  1,812,800
                                                         ----------
            Leisure & Tourism -- 4.5%
              Carnival Corp...................... 33,600  1,679,328
              Harrah's Entertainment, Inc........ 15,000    977,850
              Hilton Hotels Corp................. 55,000  1,227,600
                                                         ----------
                                                          3,884,778
                                                         ----------
            Machinery -- 1.5%
              IDEX Corp.......................... 30,000  1,276,500
                                                         ----------
            Manufacturing -- 4.2%
              Danaher Corp....................... 25,000  1,345,750
              Dover Corp......................... 25,000  1,019,750
              ITT Industries, Inc................ 11,000  1,249,600
                                                         ----------
                                                          3,615,100
                                                         ----------
            Medical Products -- 4.4%
              Johnson & Johnson.................. 31,700  2,005,976
              Medtronic, Inc..................... 33,500  1,796,270
                                                         ----------
                                                          3,802,246
                                                         ----------
            Pharmaceuticals -- 10.4%
              Abbott Laboratories................ 31,000  1,314,400
              Amgen, Inc.+....................... 28,100  2,238,727
              Genentech, Inc.+................... 23,000  1,936,830
              Genzyme Corp.+..................... 25,000  1,791,000
              Schering-Plough Corp............... 80,000  1,684,000
                                                         ----------
                                                          8,964,957
                                                         ----------
            Retail -- 5.6%
              Home Depot, Inc.................... 45,000  1,716,300
              Urban Outfitters, Inc.+............ 32,000    940,800
              Wal-Mart Stores, Inc............... 30,000  1,314,600
              Walgreen Co........................ 20,000    869,000
                                                         ----------
                                                          4,840,700
                                                         ----------

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (continued)


                                                 Shares/
                                                Principal     Value
                 Security Description            Amount      (Note 3)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Telecommunications -- 8.8%
           Cisco Systems, Inc.+...............     84,500  $ 1,515,085
           Corning, Inc.+.....................     60,000    1,159,800
           Motorola, Inc......................     74,000    1,634,660
           QUALCOMM, Inc......................     54,350    2,432,162
           Sprint Nextel Corp.................     35,000      832,300
                                                           -----------
                                                             7,574,007
                                                           -----------
         Total Long-Term Investment Securities
            (cost $80,091,805)................              85,243,883
                                                           -----------
         REPURCHASE AGREEMENTS -- 1.6%
           State Street Bank & Trust Co.
            Joint Repurchase Agreement(1)
            (cost $1,384,000)................. $1,384,000    1,384,000
                                                           -----------
         TOTAL INVESTMENTS --
            (cost $81,475,805)(2).............      100.7%  86,627,883
         Liabilities in excess of other assets       (0.7)    (582,800)
                                               ----------  -----------
         NET ASSETS --                              100.0% $86,045,083
                                               ==========  ===========

--------
+  Non-income producing securities
(1)See Note 3 for details of Joint Repurchase Agreement
(2)See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

        SunAmerica Growth Opportunities Fund
        PORTFOLIO PROFILE -- September 30, 2005 -- (unaudited)

Industry Allocation*

                     Pharmaceuticals................ 11.6%
                     Computer Software..............  8.1
                     Telecommunications.............  7.3
                     Electronics....................  7.0
                     Manufacturing..................  6.8
                     Medical Products...............  6.1
                     Banks..........................  6.1
                     Energy Services................  6.0
                     Health Services................  5.7
                     Aerospace & Military Technology  5.0
                     Repurchase Agreements..........  4.3
                     Leisure & Tourism..............  3.7
                     Internet Software..............  3.4
                     Business Services..............  3.2
                     Transportation.................  3.0
                     Machinery......................  2.9
                     Metals & Mining................  2.4
                     Financial Services.............  2.3
                     Apparel & Textiles.............  1.1
                     Retail.........................  1.1
                     Internet Content...............  0.7
                     Restaurants....................  0.4
                                                     ----
                                                     98.2%
                                                     ====

--------
* Calculated as a percentage of net assets.

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005



                                                                 Value
                   Security Description                Shares   (Note 3)
      ------------------------------------------------------------------
      COMMON STOCK -- 93.9%
      Aerospace & Military Technology -- 5.0%
        Alliant Techsystems, Inc.+....................  39,700 $2,963,605
        DRS Technologies, Inc.........................  26,600  1,312,976
                                                               ----------
                                                                4,276,581
                                                               ----------
      Apparel & Textiles -- 1.1%
        Quiksilver, Inc.+.............................  63,800    921,910
                                                               ----------
      Banks -- 6.1%
        Franklin Bank Corp.+..........................  94,900  1,532,635
        Signature Bank+............................... 137,500  3,711,125
                                                               ----------
                                                                5,243,760
                                                               ----------
      Business Services -- 3.2%
        Arbitron, Inc.................................  13,800    549,792
        Catalina Marketing Corp.......................  13,800    313,812
        FactSet Research Systems, Inc.................  13,000    458,120
        Valassis Communications, Inc.+................  36,100  1,407,178
                                                               ----------
                                                                2,728,902
                                                               ----------
      Computer Software -- 8.1%
        Hyperion Solutions Corp.+.....................  22,800  1,109,220
        Keane, Inc.+..................................  78,900    901,827
        Lawson Software, Inc.+........................ 316,200  2,194,428
        Parametric Technology Corp.+.................. 236,900  1,651,193
        SS&C Technologies, Inc........................  16,000    586,240
        Take-Two Interactive Software, Inc.+..........  22,800    503,652
                                                               ----------
                                                                6,946,560
                                                               ----------
      Electronics -- 7.0%
        AMETEK, Inc...................................  87,000  3,738,390
        Cypress Semiconductor Corp.+..................  79,500  1,196,475
        PMC-Sierra, Inc.+............................. 102,200    900,382
        Vitesse Semiconductor Corp.+.................. 113,600    213,568
                                                               ----------
                                                                6,048,815
                                                               ----------
      Energy Services -- 6.0%
        Global Industries, Ltd.+...................... 162,300  2,392,302
        Todco, Class A+...............................  67,100  2,798,741
                                                               ----------
                                                                5,191,043
                                                               ----------
      Financial Services -- 2.3%
        CapitalSource, Inc.+..........................  44,000    959,200
        International Securities Exchange, Inc.+......   2,200     51,480
        MarketAxess Holdings, Inc.+...................  73,800  1,003,680
                                                               ----------
                                                                2,014,360
                                                               ----------
      Health Services -- 5.7%
        Allscripts Healthcare Solutions, Inc.+........  16,000    288,320
        American Healthways, Inc.+....................  14,900    631,760
        Cerner Corp.+.................................  11,400    991,002
        LifePoint Hospitals, Inc.+....................  10,600    463,538
        Pediatrix Medical Group, Inc.+................   9,000    691,380
        Sierra Health Services, Inc.+.................  14,900  1,026,163
        United Surgical Partners International, Inc.+.  20,400    797,844
                                                               ----------
                                                                4,890,007
                                                               ----------


                                                              Value
                   Security Description             Shares   (Note 3)
         -------------------------------------------------------------
         Internet Content -- 0.7%
           Blue Nile, Inc.+........................  20,600 $   651,784
                                                            -----------
         Internet Software -- 3.4%
           Openwave Systems, Inc.+.................  26,600     478,268
           Symantec Corp.+......................... 107,900   2,445,014
                                                            -----------
                                                              2,923,282
                                                            -----------
         Leisure & Tourism -- 3.7%
           Boyd Gaming Corp........................  10,600     457,072
           Royal Caribbean Cruises, Ltd............  44,300   1,913,760
           Scientific Games Corp., Class A+........  26,600     824,600
                                                            -----------
                                                              3,195,432
                                                            -----------
         Machinery -- 2.9%
           IDEX Corp...............................  58,500   2,489,175
                                                            -----------
         Manufacturing -- 6.8%
           Matthews International Corp., Class A...  13,800     521,502
           Roper Industries, Inc................... 135,700   5,331,653
                                                            -----------
                                                              5,853,155
                                                            -----------
         Medical Products -- 6.1%
           Advanced Neuromodulation Systems, Inc.+.  63,200   2,999,472
           Animas Corp.+...........................  28,400     445,880
           ID Biomedical Corp.+....................  36,100   1,084,805
           Techne Corp.+...........................  10,600     603,988
           Vnus Medical Technologies, Inc.+........  11,400     118,788
                                                            -----------
                                                              5,252,933
                                                            -----------
         Metals & Mining -- 2.4%
           Arch Coal, Inc..........................  21,300   1,437,750
           RTI International Metals, Inc.+.........  16,000     629,600
                                                            -----------
                                                              2,067,350
                                                            -----------
         Pharmaceuticals -- 11.6%
           BioMarin Pharmaceutical, Inc.+..........  36,100     315,153
           CV Therapeutics, Inc.+..................  21,300     569,775
           Cypress Bioscience, Inc.+...............  78,900     426,849
           DUSA Pharmaceuticals, Inc.+.............  21,800     231,080
           Integra Lifesciences Holdings Corp.+.... 131,100   5,015,886
           Medicines Co.+..........................  78,900   1,815,489
           Onyx Pharmaceuticals, Inc.+.............  12,800     319,744
           Par Pharmaceutical Cos., Inc.+..........  36,100     960,982
           Renovis, Inc.+..........................  26,600     359,898
                                                            -----------
                                                             10,014,856
                                                            -----------
         Restaurants -- 0.4%
           Texas Roadhouse, Inc., Class A+.........  24,000     357,600
                                                            -----------
         Retail -- 1.1%
           Gymboree Corp.+.........................  72,500     988,900
                                                            -----------
         Telecommunications -- 7.3%
           ADTRAN, Inc.............................  21,300     670,950
           Arris Group, Inc.+......................  53,200     630,952
           Jamdat Mobile, Inc.+....................     400       8,400
           SafeNet, Inc.+..........................  90,900   3,300,579
           Tekelec+................................  78,500   1,644,575
                                                            -----------
                                                              6,255,456
                                                            -----------

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (continued)


                                                  Shares/
                                                 Principal    Value
                 Security Description             Amount     (Note 3)
        --------------------------------------------------------------
        COMMON STOCK (continued)
        Transportation -- 3.0%
          Continental Airlines, Inc., Class B+.     88,200  $   852,012
          Hornbeck Offshore Services, Inc.+....     48,700    1,783,881
                                                            -----------
                                                              2,635,893
                                                            -----------
        Total Long-Term Investment Securities
           (cost $68,701,300)..................              80,947,754
                                                            -----------
        REPURCHASE AGREEMENTS -- 4.3%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement(1)....... $  701,000      701,000
          UBS Securities LLC
           Joint Repurchase Agreement(1).......  3,000,000    3,000,000
                                                            -----------
        Total Repurchase Agreements
           (cost $3,701,000)...................               3,701,000
                                                            -----------
        TOTAL INVESTMENTS --
           (cost $72,402,300)(2)...............       98.2%  84,648,754
        Other assets less liabilities..........        1.8    1,514,098
                                                ----------  -----------
        NET ASSETS --                                100.0% $86,162,852
                                                ==========  ===========

--------
+  Non-income producing securities
(1)See Note 3 for details of Joint Repurchase Agreement
(2)See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

        SunAmerica New Century Fund
        PORTFOLIO PROFILE -- September 30, 2005 -- (unaudited)

Industry Allocation*

                     Electronics.................... 12.1%
                     Manufacturing.................. 10.1
                     Energy Sources.................  7.8
                     Aerospace & Military Technology  6.6
                     Repurchase Agreements..........  6.1
                     Banks..........................  5.9
                     Telecommunications.............  5.3
                     Medical Products...............  5.0
                     Business Services..............  4.6
                     Leisure & Tourism..............  4.0
                     Financial Services.............  3.6
                     Pharmaceuticals................  3.6
                     Internet Software..............  3.2
                     Retail.........................  2.7
                     Computer Software..............  2.6
                     Energy Services................  2.6
                     Health Services................  2.4
                     Machinery......................  2.2
                     Broadcasting & Media...........  1.7
                     Household & Personal Products..  1.6
                     Computers & Business Equipment.  1.4
                     Apparel & Textiles.............  1.0
                     Food, Beverage & Tobacco.......  1.0
                     Entertainment Products.........  0.7
                     Insurance......................  0.6
                     Housing & Household Durables...  0.5
                     Forest Products................  0.3
                                                     ----
                                                     99.2%
                                                     ====

--------
* Calculated as a percentage of net assets.

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005



                                                              Value
                   Security Description             Shares   (Note 3)
        --------------------------------------------------------------
        COMMON STOCK -- 93.1%
        Aerospace & Military Technology -- 6.6%
          Alliant Techsystems, Inc.+...............  30,900 $ 2,306,685
          DRS Technologies, Inc....................  37,700   1,860,872
          General Dynamics Corp....................  10,000   1,195,500
          Goodrich Corp............................  27,000   1,197,180
                                                            -----------
                                                              6,560,237
                                                            -----------
        Apparel & Textiles -- 1.0%
          Coach, Inc.+.............................  32,400   1,016,064
                                                            -----------
        Banks -- 5.9%
          Hibernia Corp., Class A.................. 120,200   3,610,808
          Signature Bank+..........................  82,500   2,226,675
                                                            -----------
                                                              5,837,483
                                                            -----------
        Broadcasting & Media -- 1.7%
          Radio One, Inc., Class D+................  51,000     670,650
          Univision Communications, Inc., Class A+.  38,500   1,021,405
                                                            -----------
                                                              1,692,055
                                                            -----------
        Business Services -- 4.6%
          Fastenal Co..............................  33,700   2,058,733
          Stericycle, Inc.+........................  43,200   2,468,880
                                                            -----------
                                                              4,527,613
                                                            -----------
        Computer Software -- 2.6%
          Adobe Systems, Inc.......................  37,700   1,125,345
          Pixar+...................................  33,400   1,486,634
                                                            -----------
                                                              2,611,979
                                                            -----------
        Computers & Business Equipment -- 1.4%
          Network Appliance, Inc.+.................  59,000   1,400,660
                                                            -----------
        Electronics -- 12.1%
          Analog Devices, Inc......................  61,600   2,287,824
          Broadcom Corp., Class A+.................  25,000   1,172,750
          Flextronics International, Ltd.+......... 181,600   2,333,560
          L-3 Communications Holdings, Inc.........  17,200   1,360,004
          Marvell Technology Group, Ltd.+..........  59,000   2,720,490
          National Semiconductor Corp..............  61,000   1,604,300
          Symbol Technologies, Inc.................   2,078      20,115
          Waters Corp.+............................  13,000     540,800
                                                            -----------
                                                             12,039,843
                                                            -----------
        Energy Services -- 2.6%
          Cooper Cameron Corp.+....................  16,100   1,190,273
          Patterson-UTI Energy, Inc................  39,900   1,439,592
                                                            -----------
                                                              2,629,865
                                                            -----------
        Energy Sources -- 7.8%
          EOG Resources, Inc.......................  54,600   4,089,540
          Peabody Energy Corp......................  28,700   2,420,845
          XTO Energy, Inc..........................  27,000   1,223,640
                                                            -----------
                                                              7,734,025
                                                            -----------
        Entertainment Products -- 0.7%
          Harman International Industries, Inc.....   6,400     654,528
                                                            -----------
        Financial Services -- 3.6%
          CapitalSource, Inc.+.....................  23,000     501,400
          Providian Financial Corp.+............... 176,900   3,127,592
                                                            -----------
                                                              3,628,992
                                                            -----------


                                                               Value
                   Security Description              Shares   (Note 3)
        ---------------------------------------------------------------
        Food, Beverage & Tobacco -- 1.0%
          The Hershey Co............................  17,400 $   979,794
                                                             -----------
        Forest Products -- 0.3%
          Smurfit-Stone Container Corp.+............  33,000     341,880
                                                             -----------
        Health Services -- 2.4%
          Cerner Corp.+.............................   7,000     608,510
          Coventry Health Care, Inc.+...............   8,000     688,160
          Laboratory Corp. of America Holdings+.....  10,800     526,068
          Quest Diagnostics, Inc....................  11,400     576,156
                                                             -----------
                                                               2,398,894
                                                             -----------
        Household & Personal Products -- 1.6%
          Clorox Co.................................   9,200     510,968
          Fortune Brands, Inc.......................  13,800   1,122,354
                                                             -----------
                                                               1,633,322
                                                             -----------
        Housing & Household Durables -- 0.5%
          The Stanley Works.........................  10,800     504,144
                                                             -----------
        Insurance -- 0.6%
          Humana, Inc.+.............................  13,000     622,440
                                                             -----------
        Internet Software -- 3.2%
          Symantec Corp.+........................... 140,200   3,176,932
                                                             -----------
        Leisure & Tourism -- 4.0%
          Royal Caribbean Cruises, Ltd..............  45,900   1,982,880
          Scientific Games Corp., Class A+..........  20,200     626,200
          Starwood Hotels & Resorts Worldwide, Inc..  24,100   1,377,797
                                                             -----------
                                                               3,986,877
                                                             -----------
        Machinery -- 2.2%
          Rockwell Automation, Inc..................  41,700   2,205,930
                                                             -----------
        Manufacturing -- 10.1%
          Danaher Corp..............................  40,200   2,163,966
          Dover Corp................................  64,200   2,618,718
          ITT Industries, Inc.......................  26,700   3,033,120
          Roper Industries, Inc.....................  57,300   2,251,317
                                                             -----------
                                                              10,067,121
                                                             -----------
        Medical Products -- 5.0%
          Bausch & Lomb, Inc........................   6,400     516,352
          Biomet, Inc...............................  16,100     558,831
          C.R. Bard, Inc............................   8,600     567,858
          Kinetic Concepts, Inc.+...................  27,700   1,573,360
          Millennium Pharmaceuticals, Inc.+......... 108,400   1,011,372
          Neurocrine Biosciences, Inc.+.............  14,700     723,093
                                                             -----------
                                                               4,950,866
                                                             -----------
        Pharmaceuticals -- 3.6%
          Allergan, Inc.............................  11,400   1,044,468
          Cypress Bioscience, Inc.+................. 114,600     619,986
          Genzyme Corp.+............................  19,500   1,396,980
          Sepracor, Inc.+...........................   8,600     507,314
                                                             -----------
                                                               3,568,748
                                                             -----------
        Retail -- 2.7%
          Bed Bath & Beyond, Inc.+..................  21,600     867,888
          Chico's FAS, Inc.+........................  14,000     515,200
          Williams-Sonoma, Inc.+....................  33,100   1,269,385
                                                             -----------
                                                               2,652,473
                                                             -----------

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (continued)


                                                    Shares/
                                                   Principal    Value
                 Security Description               Amount     (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Telecommunications -- 5.3%
         Andrew Corp.+...........................    165,000  $ 1,839,750
         EchoStar Communications Corp., Class A+.     34,000    1,005,380
         NII Holdings, Inc.+.....................     28,800    2,432,160
                                                              -----------
                                                                5,277,290
                                                              -----------
       Total Long-Term Investment Securities
          (cost $82,068,682).....................              92,700,055
                                                              -----------
       REPURCHASE AGREEMENTS -- 6.1%
         State Street Bank & Trust Co.
          Joint Repurchase Agreement(1)
          (cost $6,102,000)...................... $6,102,000    6,102,000
                                                              -----------
       TOTAL INVESTMENTS --
          (cost $88,170,682)(2)..................       99.2%  98,802,055
       Other assets less liabilities.............        0.8      820,028
                                                  ----------  -----------
       NET ASSETS --                                   100.0% $99,622,083
                                                  ==========  ===========

--------
+  Non-income producing securities
(1)See Note 3 for details of Joint Repurchase Agreement
(2)See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

        SunAmerica Growth and Income Fund
        PORTFOLIO PROFILE -- September 30, 2005 -- (unaudited)

Industry Allocation*

                     Financial Services.............   9.9%
                     Energy Sources.................   9.2
                     Broadcasting & Media...........   6.5
                     Aerospace & Military Technology   6.2
                     Banks..........................   6.2
                     Computer Software..............   6.0
                     Pharmaceuticals................   5.6
                     Conglomerate...................   5.5
                     Food, Beverage & Tobacco.......   5.5
                     Telecommunications.............   5.1
                     Electronics....................   5.0
                     Medical Products...............   4.0
                     Health Services................   3.8
                     Insurance......................   3.4
                     Apparel & Textiles.............   2.6
                     Retail.........................   2.4
                     Utilities......................   2.3
                     Household & Personal Products..   2.1
                     Chemicals......................   1.9
                     Internet Software..............   1.7
                     Repurchase Agreements..........   1.7
                     Computers & Business Equipment.   1.5
                     Leisure & Tourism..............   1.5
                     Energy Services................   1.0
                                                     -----
                                                     100.6%
                                                     =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005



                                                             Value
                   Security Description            Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK -- 98.9%
          Aerospace & Military Technology -- 6.2%
            Alliant Techsystems, Inc.+............  28,900 $ 2,157,385
            General Dynamics Corp.................  19,600   2,343,180
            Goodrich Corp.........................  36,200   1,605,108
            United Technologies Corp..............  56,900   2,949,696
                                                           -----------
                                                             9,055,369
                                                           -----------
          Apparel & Textiles -- 2.6%
            NIKE, Inc., Class B...................  45,500   3,716,440
                                                           -----------
          Banks -- 6.2%
            Bank of America Corp..................  95,000   3,999,500
            U.S. Bancorp..........................  93,500   2,625,480
            Wells Fargo & Co......................  39,500   2,313,515
                                                           -----------
                                                             8,938,495
                                                           -----------
          Broadcasting & Media -- 6.5%
            Comcast Corp., Class A+...............  72,800   2,138,864
            News Corp., Class A................... 186,700   2,910,653
            Time Warner, Inc...................... 239,700   4,340,967
                                                           -----------
                                                             9,390,484
                                                           -----------
          Chemicals -- 1.9%
            du Pont (E.I.) de Nemours & Co........  71,500   2,800,655
                                                           -----------
          Computer Software -- 6.0%
            Adobe Systems, Inc....................  53,800   1,605,930
            Microsoft Corp........................ 193,900   4,989,047
            Oracle Corp.+......................... 175,000   2,168,250
                                                           -----------
                                                             8,763,227
                                                           -----------
          Computers & Business Equipment -- 1.5%
            International Business Machines Corp..  27,200   2,181,984
                                                           -----------
          Conglomerate -- 5.5%
            3M Co.................................  30,500   2,237,480
            General Electric Co................... 129,100   4,346,797
            Tyco International, Ltd...............  52,531   1,462,988
                                                           -----------
                                                             8,047,265
                                                           -----------
          Electronics -- 5.0%
            Applied Materials, Inc................ 125,300   2,125,088
            Intel Corp............................ 112,800   2,780,520
            L-3 Communications Holdings, Inc......  28,800   2,277,216
                                                           -----------
                                                             7,182,824
                                                           -----------
          Energy Services -- 1.0%
            Schlumberger, Ltd.....................  17,100   1,442,898
                                                           -----------
          Energy Sources -- 9.2%
            Chevron Corp..........................  74,000   4,790,020
            Exxon Mobil Corp......................  90,100   5,724,954
            Marathon Oil Corp.....................  41,100   2,833,023
                                                           -----------
                                                            13,347,997
                                                           -----------
          Financial Services -- 9.9%
            American Express Co...................  50,300   2,889,232
            Bear Stearns Cos., Inc................  19,300   2,118,175
            Capital One Financial Corp............  27,300   2,170,896
            Citigroup, Inc........................  94,400   4,297,088
            J.P. Morgan Chase & Co................  84,500   2,867,085
                                                           -----------
                                                            14,342,476
                                                           -----------


                                                            Value
                   Security Description          Shares    (Note 3)
           ----------------------------------------------------------
           Food, Beverage & Tobacco -- 5.5%
             Altria Group, Inc..................  39,300 $  2,896,803
             Diageo PLC Sponsored ADR...........  36,400    2,111,564
             The Coca-Cola Co...................  68,200    2,945,558
                                                         ------------
                                                            7,953,925
                                                         ------------
           Health Services -- 3.8%
             Aetna, Inc.........................  18,100    1,559,134
             UnitedHealth Group, Inc............  31,100    1,747,820
             WellPoint, Inc.+...................  29,700    2,251,854
                                                         ------------
                                                            5,558,808
                                                         ------------
           Household & Personal Products -- 2.1%
             Procter & Gamble Co................  50,600    3,008,676
                                                         ------------
           Insurance -- 3.4%
             Allstate Corp......................  40,200    2,222,658
             Chubb Corp.........................  30,000    2,686,500
                                                         ------------
                                                            4,909,158
                                                         ------------
           Internet Software -- 1.7%
             Symantec Corp.+.................... 110,000    2,492,600
                                                         ------------
           Leisure & Tourism -- 1.5%
             Royal Caribbean Cruises, Ltd.......  50,600    2,185,920
                                                         ------------
           Medical Products -- 4.0%
             Johnson & Johnson..................  58,700    3,714,536
             Medtronic, Inc.....................  38,000    2,037,560
                                                         ------------
                                                            5,752,096
                                                         ------------
           Pharmaceuticals -- 5.6%
             Abbott Laboratories................  32,900    1,394,960
             Amgen, Inc.+.......................  22,100    1,760,707
             Pfizer, Inc........................ 112,650    2,812,871
             Wyeth..............................  47,600    2,202,452
                                                         ------------
                                                            8,170,990
                                                         ------------
           Retail -- 2.4%
             Home Depot, Inc....................  36,800    1,403,552
             Wal-Mart Stores, Inc...............  46,400    2,033,248
                                                         ------------
                                                            3,436,800
                                                         ------------
           Telecommunications -- 5.1%
             BellSouth Corp.....................  55,500    1,459,650
             Cisco Systems, Inc.+...............  84,300    1,511,499
             Nokia Oyj Sponsored ADR............  86,800    1,467,788
             QUALCOMM, Inc......................  34,500    1,543,875
             Sprint Nextel Corp.................  58,900    1,400,642
                                                         ------------
                                                            7,383,454
                                                         ------------
           Utilities -- 2.3%
             FPL Group, Inc.....................  70,000    3,332,000
                                                         ------------
           Total Long-Term Investment Securities
              (cost $132,671,189)...............          143,394,541
                                                         ------------

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (continued)



                                               Principal     Value
                Security Description            Amount      (Note 3)
        ---------------------------------------------------------------
        REPURCHASE AGREEMENTS -- 1.7%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement(1)..... $  512,000  $    512,000
          UBS Securities LLC
           Joint Repurchase Agreement(1).....  2,000,000     2,000,000
                                                          ------------
        Total Repurchase Agreements
           (cost $2,512,000).................                2,512,000
                                                          ------------
        TOTAL INVESTMENTS --
           (cost $135,183,189)(2)............      100.6%  145,906,541
        Liabilities in excess of other assets       (0.6)     (915,587)
                                              ----------  ------------
        NET ASSETS --                              100.0% $144,990,954
                                              ==========  ============

--------
+    Non-income producing securities
(1)  See Note 3 for details of Joint Repurchase Agreement
(2)  See Note 6 for cost of investments on a tax basis
ADR -- AmericanDepository Receipt

See Notes to Financial Statements

        SunAmerica Balanced Assets Fund
        PORTFOLIO PROFILE -- September 30, 2005 -- (unaudited)

Industry Allocation*

                     U.S. Government Agencies.......  14.1%
                     Financial Services.............  13.4
                     Telecommunications.............   6.1
                     Banks..........................   5.7
                     Energy Sources.................   5.4
                     Pharmaceuticals................   5.0
                     Computer Software..............   3.8
                     Food, Beverage, & Tobacco......   3.6
                     Electronics....................   3.5
                     Utilities......................   3.5
                     Broadcasting & Media...........   3.2
                     Health Services................   2.7
                     Repurchase Agreements..........   2.7
                     Apparel & Textiles.............   2.4
                     Conglomerate...................   2.3
                     Leisure & Tourism..............   2.3
                     Aerospace & Military Technology   2.2
                     Medical Products...............   2.2
                     Retail.........................   2.2
                     Manufacturing..................   1.9
                     Computers & Business Equipment.   1.8
                     Insurance......................   1.8
                     Foreign Government Agencies....   1.6
                     Chemicals......................   1.2
                     Energy Services................   0.9
                     Internet Software..............   0.8
                     Household & Personal Products..   0.7
                     U.S. Government Obligations....   0.6
                     Automotive.....................   0.5
                     Machinery......................   0.5
                     Transportation.................   0.5
                     Internet Content...............   0.4
                     Restaurant.....................   0.3
                     Business Services..............   0.2
                     Forest Products................   0.2
                     Metals & Mining................   0.2
                     Real Estate Companies..........   0.2
                     Building Materials.............   0.1
                     Communication Equipment........   0.1
                                                     -----
                                                     100.8%
                                                     =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005



                                                             Value
                  Security Description            Shares    (Note 3)
         ------------------------------------------------------------
         COMMON STOCK -- 62.9%
         Aerospace & Military Technology -- 2.1%
           Alliant Techsystems, Inc.+............  11,000 $    821,150
           Goodrich Corp.........................  25,000    1,108,500
           United Technologies Corp..............  41,600    2,156,544
                                                          ------------
                                                             4,086,194
                                                          ------------
         Apparel & Textiles -- 2.4%
           Coach, Inc.+..........................  43,100    1,351,616
           NIKE, Inc., Class B...................  40,700    3,324,376
                                                          ------------
                                                             4,675,992
                                                          ------------
         Banks -- 3.7%
           Bank of America Corp..................  50,088    2,108,706
           North Fork Bancorp., Inc..............  29,700      757,350
           U.S. Bancorp..........................  36,400    1,022,112
           Wachovia Corp.........................  33,300    1,584,747
           Wells Fargo & Co......................  27,000    1,581,390
                                                          ------------
                                                             7,054,305
                                                          ------------
         Broadcasting & Media -- 2.0%
           News Corp., Class A................... 146,400    2,282,376
           Time Warner, Inc......................  90,444    1,637,941
                                                          ------------
                                                             3,920,317
                                                          ------------
         Chemicals -- 0.7%
           du Pont (E.I.) de Nemours & Co........  34,400    1,347,448
                                                          ------------
         Computer Software -- 3.7%
           Adobe Systems, Inc....................  27,000      805,950
           EMC Corp.+............................  78,300    1,013,202
           Microsoft Corp........................ 125,278    3,223,402
           Oracle Corp.+.........................  80,300      994,917
           Pixar+................................  24,000    1,068,240
                                                          ------------
                                                             7,105,711
                                                          ------------
         Computers & Business Equipment -- 1.8%
           Apple Computer, Inc.+.................  32,000    1,715,520
           Dell, Inc.+...........................  25,100      858,420
           International Business Machines Corp..  10,385      833,085
                                                          ------------
                                                             3,407,025
                                                          ------------
         Conglomerate -- 2.1%
           3M Co.................................  11,500      843,640
           General Electric Co...................  92,700    3,121,209
                                                          ------------
                                                             3,964,849
                                                          ------------
         Electronics -- 3.5%
           AMETEK, Inc...........................  28,100    1,207,457
           Applied Materials, Inc................  47,800      810,688
           Intel Corp............................  67,600    1,666,340
           L-3 Communications Holdings, Inc......  12,000      948,840
           National Semiconductor Corp...........  42,200    1,109,860
           Texas Instruments, Inc................  31,200    1,057,680
                                                          ------------
                                                             6,800,865
                                                          ------------
         Energy Services -- 0.8%
           Transocean, Inc.+.....................  25,900    1,587,929
                                                          ------------
         Energy Sources -- 5.0%
           Chevron Corp..........................  49,100    3,178,243
           ConocoPhillips........................  25,900    1,810,669


                                                           Value
                   Security Description          Shares   (Note 3)
           ---------------------------------------------------------
           Energy Sources (continued)
             Exxon Mobil Corp................... 52,500 $  3,335,850
             Marathon Oil Corp.................. 19,200    1,323,456
                                                        ------------
                                                           9,648,218
                                                        ------------
           Financial Services -- 6.8%
             American Express Co................ 36,700    2,108,048
             Capital One Financial Corp......... 31,700    2,520,784
             Citigroup, Inc..................... 46,888    2,134,342
             Goldman Sachs Group, Inc........... 18,600    2,261,388
             J.P. Morgan Chase & Co............. 46,300    1,570,959
             Merrill Lynch & Co., Inc........... 40,500    2,484,675
                                                        ------------
                                                          13,080,196
                                                        ------------
           Food, Beverage & Tobacco -- 3.0%
             Altria Group, Inc.................. 29,900    2,203,929
             Diageo PLC Sponsored ADR........... 13,400      777,334
             PepsiCo, Inc....................... 24,200    1,372,382
             The Coca-Cola Co................... 32,700    1,412,313
                                                        ------------
                                                           5,765,958
                                                        ------------
           Health Services -- 2.5%
             Aetna, Inc.........................  6,700      577,138
             Cardinal Health, Inc............... 16,000    1,015,040
             UnitedHealth Group, Inc............ 22,100    1,242,020
             WellPoint, Inc.+................... 25,600    1,940,992
                                                        ------------
                                                           4,775,190
                                                        ------------
           Household & Personal Products -- 0.7%
             Procter & Gamble Co................ 22,500    1,337,850
                                                        ------------
           Insurance -- 1.1%
             Allstate Corp...................... 14,900      823,821
             Chubb Corp......................... 15,300    1,370,115
                                                        ------------
                                                           2,193,936
                                                        ------------
           Internet Content -- 0.4%
             Yahoo!, Inc.+...................... 20,100      680,184
                                                        ------------
           Internet Software -- 0.8%
             Symantec Corp.+.................... 64,300    1,457,038
                                                        ------------
           Leisure & Tourism -- 2.0%
             Carnival Corp...................... 26,000    1,299,480
             Harrah's Entertainment, Inc........ 12,800      834,432
             Hilton Hotels Corp................. 44,200      986,544
             Royal Caribbean Cruises, Ltd....... 18,866      815,011
                                                        ------------
                                                           3,935,467
                                                        ------------
           Machinery -- 0.5%
             IDEX Corp.......................... 23,300      991,415
                                                        ------------
           Manufacturing -- 1.9%
             Danaher Corp....................... 19,100    1,028,153
             Dover Corp......................... 41,600    1,696,864
             ITT Industries, Inc................  8,811    1,000,930
                                                        ------------
                                                           3,725,947
                                                        ------------
           Medical Products -- 1.9%
             Johnson & Johnson.................. 36,900    2,335,032
             Medtronic, Inc..................... 26,000    1,394,120
                                                        ------------
                                                           3,729,152
                                                        ------------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (continued)


                                                      Shares/
                                                     Principal    Value
                  Security Description                Amount     (Note 3)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Pharmaceuticals -- 4.8%
       Abbott Laboratories..........................   37,100  $  1,573,040
       Amgen, Inc.+.................................   21,600     1,720,872
       Genentech, Inc.+.............................   18,800     1,583,148
       Genzyme Corp.+...............................   20,100     1,439,964
       Pfizer, Inc..................................   60,714     1,516,028
       Schering-Plough Corp.........................   64,300     1,353,515
                                                               ------------
                                                                  9,186,567
                                                               ------------
     Restaurants -- 0.3%
       McDonald's Corp..............................   16,000       535,840
                                                               ------------
     Retail -- 2.0%
       Home Depot, Inc..............................   35,100     1,338,714
       Urban Outfitters, Inc.+......................   26,200       770,280
       Wal-Mart Stores, Inc.........................   24,300     1,064,826
       Walgreen Co..................................   16,100       699,545
                                                               ------------
                                                                  3,873,365
                                                               ------------
     Telecommunications -- 4.6%
       BellSouth Corp...............................   40,400     1,062,520
       Cisco Systems, Inc.+.........................   67,900     1,217,447
       Corning, Inc.+...............................   48,200       931,706
       Motorola, Inc................................   59,400     1,312,146
       QUALCOMM, Inc................................   42,650     1,908,587
       Sprint Nextel Corp...........................   63,800     1,517,164
       Verizon Communications, Inc..................   25,100       820,519
                                                               ------------
                                                                  8,770,089
                                                               ------------
     Utilities -- 1.8%
       FPL Group, Inc...............................   25,600     1,218,560
       The Southern Co..............................   31,500     1,126,440
       TXU Corp.....................................   10,600     1,196,528
                                                               ------------
                                                                  3,541,528
                                                               ------------
     Total Common Stock
        (cost $115,346,082).........................            121,178,575
                                                               ------------
     PREFERRED STOCK -- 0.3%
     Financial Services -- 0.3%
       Fannie Mae,
        Series O
        7.00%(3)....................................    2,250       124,312
       Freddie Mac
        5.70%.......................................    2,093       100,778
       General Electric Capital Corp.
        8.00%(4)....................................   14,000       333,900
                                                               ------------
     Total Preferred Stock
        (cost $573,093).............................                558,990
                                                               ------------
     ASSET-BACKED SECURITIES -- 2.6%
     Banks -- 0.3%
       Wachovia Bank Commercial Mtg. Trust
        Series 2005-WL5A Class B
        4.00% due 10/15/05*(3)(5)................... $475,000       474,530
                                                               ------------
     Financial Services -- 2.3%
       American Express Credit Account Master Trust
        Series 2005-7 Class B
        4.04% due 10/15/15(3).......................  600,000       599,833
       Banc of America Commercial Mtg., Inc.
        Series 2005-5 Class AJ
        5.33% due 09/10/15(5)#......................  275,000       276,386

                                                      Shares/
                                                     Principal    Value
                 Security Description                 Amount     (Note 3)
    ----------------------------------------------------------------------
    Financial Services (continued)
      Citigroup Mtg. Loan Trust, Inc.
       Series 2005-WF2 Class AF6B
       5.55% due 08/25/35#(4)(7)....................   540,000 $    540,648
      Lehman Brothers Floating Rate Commercial Mtg.
       Trust Series 2005-LLFA Class A2
       3.93% due 10/15/05*(3)(5)....................    75,000       74,903
      Lehman Brothers Floating Rate Commercial Mtg.
       Trust Series 2005-LLFA Class B
       3.98% due 10/15/05*(3)(5)....................    75,000       74,903
      Morgan Stanley Capital I
       Series 2005-T19 Class AJ
       4.99% due 10/12/05(5)(6).....................   100,000       98,987
      Morgan Stanley Capital I
       Series 2005-T19 Class B
       5.06% due 10/12/05(5)(6).....................    50,000       49,371
      Morgan Stanley Capital I
       Series 2005-T19 Class C
       5.16% due 10/12/05(5)(6).....................    25,000       24,622
      Morgan Stanley Capital I
       Series 2005-T19 Class D
       5.29% due 10/12/05(5)(6).....................    50,000       49,474
      Morgan Stanley Dean Witter Capital I
       Series 2000-LIF2 Class A2
       7.20% due 10/15/33(5)........................ 2,500,000    2,731,268
                                                               ------------
                                                                  4,520,395
                                                               ------------
    Total Asset-Backed Securities
       (cost $5,242,372)............................              4,994,925
                                                               ------------
    CORPORATE BONDS -- 13.4%
    Aerospace & Military Technology -- 0.1%
      Raytheon Co.
       6.75% due 08/15/07...........................   220,000      227,333
                                                               ------------
    Automotive -- 0.5%
      Cooper-Standard Automotive, Inc.
       8.38% due 12/15/14...........................    25,000       21,000
      DaimlerChrysler North America Holding Corp.
       4.88% due 06/15/10...........................    75,000       73,501
      Dana Corp.
       5.85% due 01/15/15...........................    75,000       58,829
      Dura Operating Corp.
       8.63% due 04/15/12...........................    40,000       35,600
      Ford Motor Co.
       6.38% due 02/01/29...........................    86,000       61,705
      Ford Motor Co.
       7.45% due 07/16/31...........................   100,000       78,000
      Hertz Corp.
       4.70% due 10/02/06...........................    34,000       33,632
      Hertz Corp.
       6.90% due 08/15/14...........................   137,000      126,891
      Hertz Corp.
       7.40% due 03/01/11...........................   265,000      256,792
      Hertz Corp.
       7.63% due 06/01/12...........................   130,000      124,814
      Rent-Way, Inc.
       11.88% due 06/15/10..........................   145,000      159,500
      Navistar International Corp.
       6.25% due 03/01/12...........................     5,000        4,750
                                                               ------------
                                                                  1,035,014
                                                               ------------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (continued)



                                                Principal     Value
                 Security Description            Amount      (Note 3)
         -------------------------------------------------------------
         CORPORATE BONDS (continued)
         Banks -- 1.4%
           American Express Centurion Bank
            3.93% due 10/17/05(3).............. $  129,000 $    128,309
           Bank of America Corp.
            7.80% due 09/15/16.................    145,000      176,510
           BankBoston Capital Trust IV
            4.39% due 12/08/05(3)..............    222,000      214,921
           Charter One Bank FSB
            6.38% due 05/15/12.................    377,000      408,978
           Credit Suisse First Boston New York
            6.50% due 05/01/08*................    129,000      134,506
           First Maryland Capital II
            4.54% due 11/01/05(3)..............    196,000      191,621
           HSBC Bank USA
            5.63% due 08/15/35.................     80,000       78,799
           Independence Community Bank Corp.
            4.90% due 09/23/10.................     65,000       64,452
           J.P. Morgan Chase Bank NA
            6.13% due 11/01/08.................    136,000      141,541
           Key Bank USA NA
            7.00% due 02/01/11.................     89,000       97,829
           PNC Funding Corp.
            5.75% due 08/01/06.................    240,000      242,337
           Popular North America, Inc.
            4.25% due 04/01/08.................    225,000      222,078
           Sovereign Bancorp, Inc.
            4.80% due 09/01/10*................    140,000      139,005
           US Bank NA
            3.90% due 08/15/08.................     38,000       37,293
           Wachovia Corp.
            5.50% due 08/01/35.................    160,000      156,094
           Washington Mutual Bank FA
            5.50% due 01/15/13.................    238,000      243,059
           Wells Fargo & Co.
            3.97% due 12/15/05(3)..............     75,000       75,113
                                                           ------------
                                                              2,752,445
                                                           ------------
         Broadcasting & Media -- 1.1%
           Chancellor Media CCU
            8.00% due 11/01/08.................    182,000      195,972
           Charter Communications Holdings LLC
            11.13% due 01/15/11................    255,000      196,350
           Clear Channel Communications, Inc.
            6.88% due 06/15/18.................    150,000      153,775
           COX Communications, Inc.
            7.63% due 06/15/25.................     88,000      101,367
           COX Communications, Inc.
            7.75% due 11/01/10.................    376,000      416,070
           Historic TW, Inc.
            6.63% due 05/15/29.................    173,000      180,959
           News America, Inc.
            7.30% due 04/30/28.................     80,000       88,810
           Nexstar Finance, Inc.
            7.00% due 01/15/14.................    135,000      121,500
           Paxson Communications Corp.
            12.25% due 01/15/09(4).............    230,000      223,100
           Time Warner Entertainment Co. LP
            8.38% due 03/15/23.................    221,000      268,070
           Young Broadcasting, Inc.
            10.00% due 03/01/11................    125,000      118,125
                                                           ------------
                                                              2,064,098
                                                           ------------


                                                Principal     Value
                  Security Description           Amount      (Note 3)
         --------------------------------------------------------------
         Building Materials -- 0.1%
           American Standard, Inc.
            7.63% due 02/15/10................. $  177,000 $    194,190
                                                           ------------
         Business Services -- 0.2%
           Affinity Group, Inc.
            9.00% due 02/15/12.................     65,000       65,000
           Monitronics International, Inc.
            11.75% due 09/01/10................     85,000       85,850
           PHH Corp.
            6.00% due 03/01/08.................    216,000      219,706
           Service Corp. International
            6.75% due 04/01/16.................     60,000       60,300
                                                           ------------
                                                                430,856
                                                           ------------
         Chemicals -- 0.5%
           BCI US Finance Corp.
            9.10% due 10/15/05*(3).............    175,000      176,750
           Cytec Industries, Inc.
            5.50% due 10/01/10.................     65,000       64,720
           Cytec Industries, Inc.
            6.00% due 10/01/15.................    195,000      194,278
           du Pont (E.I.) de Nemours & Co.
            4.13% due 04/30/10.................     38,000       37,217
           ICI North America
            8.88% due 11/15/06.................    141,000      147,117
           Lubrizol Corp.
            5.88% due 12/01/08.................     80,000       82,115
           Lubrizol Corp.
            6.50% due 10/01/34.................     80,000       83,877
           The Dow Chemical Co.
            7.38% due 03/01/23.................    161,000      191,305
                                                           ------------
                                                                977,379
                                                           ------------
         Communication Equipment -- 0.1%
           Motorola, Inc.
            6.50% due 09/01/25.................    265,000      288,727
                                                           ------------
         Computer Software -- 0.1%
           Sungard Data Systems, Inc.
            10.25% due 08/15/15*...............     85,000       86,062
           Unisys Corp.
            8.00% due 10/15/12.................     50,000       49,125
                                                           ------------
                                                                135,187
                                                           ------------
         Computers & Business Equipment -- 0.0%
           Activant Solutions, Inc.
            9.50% due 10/03/05*(3).............     30,000       30,600
                                                           ------------
         Energy Services -- 0.1%
           Hanover Compressor Co.
            9.00% due 06/01/14.................     75,000       83,344
           Seitel, Inc.
            11.75% due 07/15/11................    100,000      111,000
                                                           ------------
                                                                194,344
                                                           ------------
         Energy Sources -- 0.3%
           Calpine Corp.
            8.75% due 07/15/13*................     75,000       53,063
           Encore Acquisition Co.
            6.00% due 07/15/15*................     41,000       39,975

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (continued)



                                                   Principal     Value
                 Security Description               Amount      (Note 3)
     --------------------------------------------------------------------
     CORPORATE BONDS (continued)
     Energy Sources (continued)
       Encore Acquisition Co.
        6.25% due 04/15/14........................ $   24,000 $     23,880
       Enterprise Products Operating LP
        4.95% due 06/01/10........................    150,000      147,424
       Enterprise Products Operating LP,
        Series B
        5.00% due 03/01/15........................     65,000       61,674
       Hilcorp Finance Co.
        10.50% due 09/01/10*......................    125,000      137,500
       Indiantown Cogeneration LP,
        Series A-9
        9.26% due 12/15/10........................     85,396       92,901
                                                              ------------
                                                                   556,417
                                                              ------------
     Financial Services -- 3.5%
       Associates Corp. of North America
        6.95% due 11/01/18........................     70,000       81,724
       BAE Systems Holdings, Inc.
        4.75% due 08/15/10*.......................    290,000      286,383
       BAE Systems Holdings, Inc.
        5.20% due 08/15/15*.......................    216,000      213,028
       BAE Systems Holdings, Inc.
        6.40% due 12/15/11*.......................    292,000      311,308
       Barrick Gold Finance Co.
        5.80% due 11/15/34........................     80,000       78,642
       Caterpillar Financial Services Corp.
        4.30% due 06/01/10........................    140,000      137,906
       Caterpillar Financial Services Corp.
        4.70% due 03/15/12........................    150,000      149,015
       Chukchansi Economic Development Authority
        14.50% due 06/15/09*......................    300,000      361,500
       Citigroup Global Markets Holdings, Inc.
        5.88% due 03/15/06........................    276,000      277,962
       Consolidated Communications Holdings, Inc.
        9.75% due 04/01/12........................    165,000      175,725
       Ford Motor Credit Co.
        5.70% due 01/15/10........................     96,000       87,208
       Ford Motor Credit Co.
        5.80% due 01/12/09........................    135,000      125,966
       Ford Motor Credit Co.
        6.38% due 11/05/08........................    179,000      172,057
       Ford Motor Credit Co.
        7.00% due 10/01/13........................     50,000       46,368
       General Electric Capital Corp.
        2.80% due 01/15/07........................    261,000      255,769
       General Electric Capital Corp.
        Series A
        5.38% due 03/15/07........................    216,000      218,737
       General Electric Capital Corp.
        Series A
        6.75% due 03/15/32........................    243,000      285,824
       General Motors Acceptance Corp.
        6.07% due 12/01/05(3).....................     95,000       79,868
       General Motors Acceptance Corp.
        8.00% due 11/01/31........................    450,000      392,926
       HSBC Finance Corp.
        4.75% due 07/15/13........................    292,000      285,001


                                              Principal     Value
                 Security Description          Amount      (Note 3)
          ----------------------------------------------------------
          Financial Services (continued)
            ING USA Global Funding Trust
             4.50% due 10/01/10.............. $  130,000 $    128,230
            John Deere Capital Corp.
             Series D
             4.50% due 08/25/08..............    344,000      342,659
            J.P. Morgan Chase & Co.
             5.15% due 10/01/15..............    156,000      155,039
            Lehman Brothers Holdings, Inc.
             6.63% due 01/18/12..............    130,000      141,416
            MBNA Corp.
             4.63% due 09/15/08..............    233,000      232,830
            Merrill Lynch & Co., Inc.,
             Series C
             4.79% due 08/04/10..............    112,000      111,613
            Morgan Stanley
             4.00% due 01/15/10..............     16,000       15,485
            NGC Corp. Capital Trust,
             Series B
             8.32% due 06/01/27..............    200,000      179,500
            Nisource Finance Corp.
             5.45% due 09/15/20..............     60,000       58,691
            PNC Bank NA
             4.88% due 09/21/17..............    130,000      126,156
            Pricoa Global Funding I
             4.63% due 06/25/12*.............     70,000       68,632
            PX Escrow Corp.
             9.63% due 02/01/06(4)...........     75,000       73,219
            Residential Capital Corp.
             6.38% due 06/30/10*.............    291,000      294,806
            Residential Capital Corp.
             6.88% due 06/30/15*.............     91,000       95,223
            SLM Corp.,
             Series A
             3.81% due 10/25/05(3)...........     70,000       69,944
            Sprint Capital Corp.
             6.88% due 11/15/28..............    182,000      201,051
            Transamerica Finance Corp.
             6.40% due 09/15/08..............     75,000       78,637
            Washington Mutual, Inc.
             5.25% due 09/15/17..............     65,000       64,038
            Xlliac Global Funding
             4.80% due 08/10/10*.............    205,000      203,676
                                                         ------------
                                                            6,663,762
                                                         ------------
          Food, Beverage & Tobacco -- 0.5%
            Alliance One International, Inc.
             12.75% due 11/15/12*............    225,000      205,875
            American Stores Co.
             8.00% due 06/01/26..............    197,000      182,957
            Archer-Daniels-Midland Co.
             5.38% due 09/15/35..............     80,000       77,512
            Coca-Cola Enterprises, Inc.
             8.50% due 02/01/22..............     34,000       44,760
            ConAgra Foods, Inc.
             7.13% due 10/01/26..............     80,000       89,032
            Monsanto Co.
             5.50% due 08/15/25*.............    348,000      338,966
                                                         ------------
                                                              939,102
                                                         ------------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (continued)



                                               Principal     Value
                 Security Description           Amount      (Note 3)
          -----------------------------------------------------------
          CORPORATE BONDS (continued)
          Forest Products -- 0.2%
            Crown Cork & Seal Co., Inc.
             8.00% due 04/15/23............... $   60,000 $     59,025
            Georgia-Pacific Corp.
             8.00% due 01/15/14...............     65,000       71,175
            Packaging Corp. of America
             5.75% due 08/01/13...............    122,000      118,026
            Pliant Corp.
             11.13% due 09/01/09..............     92,000       79,120
                                                          ------------
                                                               327,346
                                                          ------------
          Health Services -- 0.2%
            HCA, Inc.
             6.95% due 05/01/12...............    150,000      154,295
            Psychiatric Solutions, Inc.
             7.75% due 07/15/15*..............    100,000      103,250
            Tenet Healthcare Corp.
             6.50% due 06/01/12...............     25,000       23,313
            Tenet Healthcare Corp.
             7.38% due 02/01/13...............    125,000      118,437
                                                          ------------
                                                               399,295
                                                          ------------
          Insurance -- 0.6%
            Allstate Financial Global Funding
             5.25% due 02/01/07*..............     65,000       65,403
            Americo Life, Inc.
             7.88% due 05/01/13*..............    134,000      139,238
            Chubb Corp.
             6.00% due 11/15/11...............     91,000       96,128
            Liberty Mutual Group
             6.50% due 03/15/35*..............     80,000       74,194
            Metropolitan Life Global Funding
             I 4.25% due 07/30/09*............    143,000      140,865
            Metropolitan Life Global Funding
             I 4.63% due 08/19/10*............     65,000       64,558
            MIC Financing Trust I
             8.38% due 02/01/27*..............     67,000       69,259
            Ohio Casualty Corp.
             7.30% due 06/15/14...............    201,000      216,642
            The Allstate Corp.
             7.20% due 12/01/09...............    238,000      258,979
                                                          ------------
                                                             1,125,266
                                                          ------------
          Leisure & Tourism -- 0.3%
            American Airlines, Inc.
             Series 2001-1 Class A-2
             6.82% due 05/23/11...............    200,000      183,523
            Delta Airlines, Inc.
             8.30% due 12/15/29(8)(9).........     60,000       10,800
            Delta Airlines, Inc.
             10.00% due 08/15/08(8)(9)........     75,000       13,500
            Harrahs Operating Co., Inc.
             5.75% due 10/01/17*..............     65,000       63,623
            Riviera Holdings Corp.
             11.00% due 06/15/10..............     55,000       59,400
            Silver Legacy Capital Corp.
             10.13% due 03/01/12..............    120,000      125,400
            Worldspan LP
             10.04% due 11/15/05*(3)..........    100,000       88,000
                                                          ------------
                                                               544,246
                                                          ------------


                                                Principal     Value
                 Security Description            Amount      (Note 3)
        --------------------------------------------------------------
        Medical Products -- 0.3%
          CDRV Investors, Inc.
           9.63% due 01/01/15(4)............... $   80,000 $     45,600
          Genetech, Inc.
           5.25% due 07/15/35*.................    347,000      334,334
          Universal Hospital Services, Inc.
           10.13% due 11/01/11.................    135,000      138,375
                                                           ------------
                                                                518,309
                                                           ------------
        Metals & Mining -- 0.0%
          Newmont Mining Corp.
           8.63% due 05/15/11..................     65,000       76,456
                                                           ------------
        Pharmaceuticals -- 0.1%
          Merck & Co., Inc.
           2.50% due 03/30/07..................    129,000      125,110
          Wyeth
           6.95% due 03/15/11..................    123,000      135,114
                                                           ------------
                                                                260,224
                                                           ------------
        Real Estate Companies -- 0.1%
          EOP Operating LP
           8.38% due 03/15/06..................    224,000      227,881
                                                           ------------
        Retail -- 0.1%
          Wal-Mart Stores, Inc.
           5.25% due 09/01/35..................    192,000      185,805
                                                           ------------
        Telecommunications -- 1.1%
          Alltel Corp.
           4.66% due 05/17/07..................    169,000      168,843
          American Cellular Corp.,
           Series B
           10.00% due 08/01/11.................    225,000      245,250
          Corning, Inc.
           5.90% due 03/15/14..................     97,000       98,412
          Corning, Inc.
           6.85% due 03/01/29..................     76,000       76,702
          GTE Corp.
           6.94% due 04/15/28..................     80,000       87,452
          GTE Northwest, Inc.
           Series D
           5.55% due 10/15/08..................     70,000       71,041
          LCI International, Inc.
           7.25% due 06/15/07..................    390,000      380,250
          New Cingular Wireless Services, Inc.
           7.88% due 03/01/11..................    445,000      506,631
          Suncom Wireless, Inc.
           8.50% due 06/01/13..................     25,000       23,813
          Verizon New York, Inc.,
           Series A
           6.88% due 04/01/12..................     65,000       69,537
          Verizon New York, Inc.,
           Series B
           7.38% due 04/01/32..................    297,000      326,860
                                                           ------------
                                                              2,054,791
                                                           ------------
        Transportation -- 0.5%
          Atlas Air, Inc.
           Series 1999-1 Class B
           7.63% due 01/02/15..................    499,529      415,419
          Burlington Northern Santa Fe Corp.
           7.29% due 06/01/36..................     86,000      105,833

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (continued)



                                               Principal     Value
                 Security Description           Amount      (Note 3)
         ------------------------------------------------------------
         CORPORATE BONDS (continued)
         Transportation (continued)
           Burlington Northern Santa Fe Corp.
            8.13% due 04/15/20................ $  123,000 $    156,012
           Norfolk Southern Corp.
            5.59% due 05/17/25................    195,000      194,928
                                                          ------------
                                                               872,192
                                                          ------------
         Utilities -- 1.4%
           AES Corp.
            7.75% due 03/01/14................    150,000      159,000
           CenterPoint Energy Resources Corp.
            7.75% due 02/15/11................    130,000      146,009
           Consolidated Edison, Inc.
            3.63% due 08/01/08................    146,000      142,156
           Consolidated Natural Gas Co.
            Series B
            5.38% due 11/01/06................    147,000      148,120
           Dominion Resources, Inc.
            5.95% due 06/15/35................     85,000       83,035
           El Paso Production Holding Co.
            7.75% due 06/01/13................    315,000      329,175
           FirstEnergy Corp.,
            Series B
            6.45% due 11/15/11................     80,000       85,181
           Florida Power & Light Co.
            5.40% due 09/01/35................    160,000      158,375
           Florida Power Corp.
            4.50% due 06/01/10................     75,000       73,932
           KeySpan Corp.
            4.90% due 05/16/08................    357,000      358,486
           Mirant Corp.
            7.90% due 07/15/09+*(8)(9)........    150,000      182,625
           Pepco Holdings, Inc.
            5.50% due 08/15/07................    142,000      143,778
           PSEG Power LLC
            7.75% due 04/15/11................    130,000      145,561
           PSI Energy, Inc.
            7.85% due 10/15/07................    219,000      231,821
           Reliant Energy, Inc.
            9.50% due 07/15/13................    125,000      138,125
           Virginia Electric & Power Co.,
            Series A
            5.75% due 03/31/06................    179,000      180,100
                                                          ------------
                                                             2,705,479
                                                          ------------
         Total Corporate Bonds
            (cost $25,683,304)................              25,786,744
                                                          ------------
         CONVERTIBLE BONDS -- 0.3%
         Leisure & Tourism -- 0.0%
           Six Flags, Inc.
            4.50% due 05/15/15................     40,000       50,450
                                                          ------------
         Utilities -- 0.3%
           Calpine Corp.
            4.75% due 11/15/23................  1,150,000      626,750
                                                          ------------
         Total Convertible Bonds
            (cost $848,465)...................                 677,200
                                                          ------------


                                                   Principal     Value
                 Security Description               Amount      (Note 3)
     --------------------------------------------------------------------
     FOREIGN BONDS & NOTES -- 2.2%
     Banks -- 0.3%
       China Development Bank
        5.00% due 10/15/15#....................... $  140,000 $    138,404
       HBOS Treasury Services PLC
        3.50% due 11/30/07*.......................    281,000      274,738
       NIB Capital Bank NV
        5.82% due 12/11/05*(6)....................    140,000      144,497
                                                              ------------
                                                                   557,639
                                                              ------------
     Broadcasting & Media -- 0.1%
       Grupo Televisa SA
        6.63% due 03/18/25........................    139,000      139,523
                                                              ------------
     Conglomerate -- 0.2%
       Tyco International Group SA
        6.38% due 10/15/11........................     65,000       69,282
       Tyco International Group SA
        6.75% due 02/15/11........................    300,000      324,032
                                                              ------------
                                                                   393,314
                                                              ------------
     Energy Sources -- 0.1%
       Nexen, Inc.
        5.88% due 03/10/35........................     92,000       90,179
       Petro-Canada
        5.95% due 05/15/35........................     86,000       86,005
       PTT Public Co., Ltd
        5.88% due 08/03/35*.......................     96,000       92,162
                                                              ------------
                                                                   268,346
                                                              ------------
     Financial Services -- 0.5%
       Aries Vermogensverwaltungs GmbH
        9.60% due 10/25/14........................    250,000      329,975
       FBG Finance, Ltd.
        5.88% due 06/15/35*.......................     85,000       83,307
       HBOS Capital Funding
        6.85% due 03/29/49........................    200,000      205,760
       Nell AF SARL
        8.38% due 08/15/15*.......................    150,000      146,625
       Resona Preferred Global Securities Cayman,
        Ltd.
        7.19% due 07/30/06*(6)....................     65,000       67,292
       UFJ Finance Aruba AEC
        6.75% due 07/15/13........................    130,000      142,747
                                                              ------------
                                                                   975,706
                                                              ------------
     Food, Beverage & Tobacco -- 0.0%
       Molson Coors Capital Finance ULC
        4.85% due 09/22/10*.......................     65,000       64,490
                                                              ------------
     Forest Products -- 0.0%
       Abitibi-Consolidated, Inc.
        8.55% due 08/01/10........................     65,000       66,138
                                                              ------------
     Insurance -- 0.1%
       Fairfax Financial Holdings, Ltd.
        8.25% due 10/01/15........................    115,000      109,250
                                                              ------------
     Machinery -- 0.0%
       Atlas Copco AB
        6.50% due 04/01/08*.......................     89,000       91,905
                                                              ------------
     Metals & Mining -- 0.2%
       Falconbridge, Ltd.
        8.38% due 02/15/11........................    137,000      155,889

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (continued)



                                              Principal     Value
                 Security Description          Amount      (Note 3)
          -----------------------------------------------------------
          FOREIGN BONDS & NOTES (continued)
          Metals & Mining (continued)
            Teck Cominco, Ltd.
             6.13% due 10/01/35.............. $  150,000 $    147,094
                                                         ------------
                                                              302,983
                                                         ------------
          Pharmaceuticals -- 0.1%
            Elan Finance Corp. PLC
             7.75% due 11/15/11*.............    165,000      145,200
                                                         ------------
          Real Estate Companies -- 0.1%
            Brascan Corp.
             8.13% due 12/15/08..............    157,000      172,030
                                                         ------------
          Retail -- 0.1%
            Jean Coutu Group (PJC), Inc.
             8.50% due 08/01/14..............    100,000       99,500
                                                         ------------
          Telecommunications -- 0.4%
            British Telecommunications PLC
             7.88% due 12/15/05..............     38,000       38,258
            Telenet Group Holding NV
             11.50% due 06/15/14*(4).........    300,000      245,250
            TELUS Corp.
             7.50% due 06/01/07..............    283,000      295,524
            TELUS Corp.
             8.00% due 06/01/11..............    238,000      272,282
                                                         ------------
                                                              851,314
                                                         ------------
          Total Foreign Bonds & Notes
             (cost $4,223,112)...............               4,237,338
                                                         ------------
          FOREIGN GOVERNMENT AGENCIES -- 1.6%
            Federal Republic of Brazil
             8.00% due 01/15/18..............    200,000      211,800
            Federal Republic of Brazil
             10.50% due 07/14/14.............    205,000      248,153
            Republic of Argentina
             4.01% due 08/03/12(3)...........    230,000      184,345
            Republic of Turkey
             9.00% due 06/30/11..............    190,000      218,737
            Republic of Turkey
             11.88% due 01/15/30.............    380,000      557,650
            Republic of Venezuela
             8.50% due 10/08/14..............    100,000      111,000
            Republic of Venezuela
             9.25% due 09/15/27..............    500,000      591,500
            Russian Federation
             5.00% due 03/31/30*(4)..........    125,000      143,437
            Russian Federation
             5.00% due 03/31/07..............    350,000      402,150
            United Mexican States,
             Series A
             6.63% due 03/03/15..............    150,000      162,975
            United Mexican States,
             Series A
             6.75% due 09/27/34..............    112,000      119,280
            United Mexican States,
             Series A
             7.50% due 04/08/33..............    144,000      167,040
                                                         ------------
          Total Foreign Government Agencies
             (cost $2,856,674)...............               3,118,067
                                                         ------------


                                                Principal     Value
                 Security Description            Amount      (Note 3)
          -----------------------------------------------------------
          U.S. GOVERNMENT OBLIGATIONS -- 0.6%
          U.S Treasury Bonds -- 0.5%
            5.38% due 02/15/31...............   $  505,000 $    565,758
            6.25% due 08/15/23...............      308,000      368,288
                                                           ------------
                                                                934,046
                                                           ------------
          U.S. Treasury Notes -- 0.1%
            3.88% due 09/15/10...............      155,000      152,808
                                                           ------------
          Total U.S. Government Obligations
             (cost $1,097,188)...............                 1,086,854
                                                           ------------
          U.S. GOVERNMENT AGENCIES -- 14.0%
          Federal Home Loan Mortgage Corporation -- 5.0%
            3.88% due 03/03/08...............      155,000      153,157
            4.45% due 03/06/08...............      495,000      494,214
            4.50% due 04/01/19...............    3,123,947    3,064,456
            5.00% due 05/01/34...............    1,351,583    1,324,761
            5.00% due 06/01/34...............    1,749,787    1,715,062
            5.50% due 07/01/34...............      786,094      786,555
            5.75% due 04/15/08...............      200,000      206,439
            6.00% due 12/01/33...............    1,352,971    1,376,817
            6.88% due 09/15/10...............      231,000      254,993
            7.00% due 04/01/32...............      262,259      274,044
                                                           ------------
                                                              9,650,498
                                                           ------------
          Federal National Mortgage Association -- 7.8%
            1.75% due 06/16/06...............       50,000       49,125
            3.88% due 05/15/07...............      350,000      347,190
            3.88% due 02/01/08...............      295,000      290,573
            4.50% due 02/01/35...............      723,624      690,639
            5.00% due 07/01/18...............    1,006,585    1,004,629
            5.00% due 08/01/18...............    1,045,423    1,043,392
            5.00% due 07/01/33...............    1,613,280    1,583,033
            5.50% due 10/01/17...............      335,382      340,432
            5.50% due 11/01/17...............      594,765      603,721
            5.50% due 06/01/19...............      566,019      574,419
            5.50% due 12/01/33...............    2,915,241    2,916,593
            6.00% due 06/01/17...............      429,616      441,989
            6.00% due 12/01/33...............    1,025,541    1,042,849
            6.00% due 05/01/34...............      442,623      450,118
            6.00% due 07/01/34...............      712,049      724,176
            6.00% due 10/01/34...............      320,395      325,820
            6.00% due 06/01/35...............      996,741    1,013,623
            6.50% due 09/01/10...............      170,998      176,898
            6.50% due 09/01/32...............    1,204,613    1,241,191
            6.50% due 04/01/34...............      211,033      210,288
                                                           ------------
                                                             15,070,698
                                                           ------------
          Government National Mortgage Association -- 1.1%
            5.50% due 05/15/33.................    681,706      688,617
            5.50% due 09/15/33.................    343,573      347,056
            5.50% due 12/15/33.................    885,336      894,342
            7.50% due 01/15/32.................    228,356      242,505
            7.50% due 04/15/32.................      1,249        1,326
                                                           ------------
                                                              2,173,846
                                                           ------------
          Tennessee Valley Authority -- 0.1%
            4.65% due 06/15/35.................    174,000      165,678
                                                           ------------
          Total U.S. Government Agencies
             (cost $27,595,671)................              27,060,720
                                                           ------------
          Total Long-Term Investment Securities
             (cost $183,465,961)...............             188,699,413
                                                           ------------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (continued)




                                                     Principal     Value
                Security Description                  Amount      (Note 3)
   -------------------------------------------------------------------------
   SHORT-TERM INVESTMENT SECURITIES -- 0.2%
   CORPORATE BONDS -- 0.1%
   Food, Beverage & Tobacco -- 0.1%
     ConAgra Foods, Inc.
      6.00% due 09/15/06
      (cost $117,470).............................. $  116,000  $    117,454
                                                                ------------
   U.S.GOVERNMENT AGENCIES -- 0.1%
   Federal Home Loan Bank -- 0.1%
     5.13% due 03/06/06
      (cost $151,817)..............................    150,000       150,685
                                                                ------------
   Total Short-Term Investment Securities
      (cost $269,287)..............................                  268,139
                                                                ------------
   REPURCHASE AGREEMENTS -- 2.7%
     State Street Bank & Trust Co.
      Joint Repurchase Agreement(1)................  1,412,000     1,412,000
     UBS Securities LLC
      Joint Repurchase Agreement(1)................  2,000,000     2,000,000
     Agreement with State Street Bank & Trust Co.,
      bearing interest at 1.75%, dated 09/30/05,
      to be repurchased 10/03/05 in the amount
      of $1,767,258 and collateralized by
      $1,835,000 of United States Treasury Bills,
      bearing interest at 3.72%, due 03/02/06 and
      having an approximate aggregate value of
      $1,806,558...................................  1,767,000     1,767,000
                                                                ------------
   Total Repurchase Agreements
      (cost $5,179,000)............................                5,179,000
                                                                ------------
   TOTAL INVESTMENTS --
      (cost $188,914,248)(2).......................      100.8%  194,146,552
   Liabilities in excess of other assets...........       (0.8)   (1,528,105)
                                                    ----------  ------------
   NET ASSETS --                                         100.0% $192,618,447
                                                    ==========  ============

--------
+    Non-income producing securities
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of these securities was $6,625,447 representing 3.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#    Fair valued security; see Note 3
(1)  See Note 3 for details of Joint Repurchase Agreement
(2)  See Note 6 for cost of investments on a tax basis
(3) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2005.
(4) "Step-up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
(5)  Commercial mortgage backed security
(6) Variable rate security -- the rate reflected is as of September 30, 2005; maturity date reflects next reset date.
(7)  Collateralized Mortgage Obligation
(8)  Bond in default
(9)  Company has filed Chapter 11 bankruptcy protection.
ADR -- AmericanDepository Receipt

See Notes to Financial Statements

        SunAmerica International Equity Fund
        PORTFOLIO PROFILE -- September 30, 2005 -- (unaudited)

Industry Allocation*

                        Banks...................  17.9%
                        Energy Sources..........   9.3
                        Retail..................   8.6
                        Telecommunications......   7.8
                        Pharmaceuticals.........   6.1
                        Financial Services......   6.0
                        Automotive..............   5.9
                        Insurance...............   5.0
                        Electronics.............   3.7
                        Medical Products........   3.3
                        Business Services.......   3.0
                        Broadcasting & Media....   3.0
                        Utilities...............   2.6
                        Conglomerate............   2.4
                        Restaurants.............   2.4
                        Leisure & Tourism.......   2.3
                        Apparel & Textiles......   2.1
                        Metals & Mining.........   1.7
                        Chemicals...............   1.6
                        Repurchase Agreements...   1.5
                        Metals & Minerals.......   1.3
                        Food, Beverage & Tobacco   1.1
                        Real Estate Companies...   0.9
                        Computer Software.......   0.7
                                                 -----
                                                 100.2%
                                                 =====

Country Allocation*

                             Japan.........  25.4%
                             Germany.......  11.9
                             United Kingdom  11.4
                             Switzerland...   8.1
                             Sweden........   7.2
                             Norway........   6.4
                             Greece........   6.1
                             Italy.........   4.9
                             Belgium.......   2.9
                             Australia.....   2.5
                             Finland.......   2.3
                             France........   2.0
                             Ireland.......   1.5
                             United States.   1.5
                             Hong Kong.....   0.9
                             Portugal......   0.9
                             Singapore.....   0.9
                             Austria.......   0.8
                             Luxembourg....   0.7
                             China.........   0.5
                             Israel........   0.5
                             Mexico........   0.5
                             South Korea...   0.4
                                            -----
                                            100.2%
                                            =====

--------
* Calculated as a percentage of net assets.

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005



                                                                Value
                   Security Description               Shares   (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK -- 98.7%
       Australia -- 2.5%
         BHP Billiton, Ltd...........................  65,300 $ 1,108,001
         Woolworths, Ltd.............................  82,880   1,051,088
                                                              -----------
                                                                2,159,089
                                                              -----------
       Austria -- 0.8%
         OMV AG......................................  10,950     650,248
                                                              -----------
       Belgium -- 2.9%
         KBC GROEP NV................................  31,160   2,524,105
                                                              -----------
       China -- 0.5%
         China Life Insurance Co., Ltd.+............. 563,000     435,458
                                                              -----------
       Finland -- 2.3%
         Nokia Oyj Sponsored ADR..................... 117,500   1,986,925
                                                              -----------
       France -- 2.0%
         Sanofi-Aventis..............................  20,710   1,711,208
                                                              -----------
       Germany -- 11.9%
         Allianz AG..................................  28,720   3,877,653
         Bayerische Hypo-und Vereinsbank AG+.........  83,600   2,355,125
         DaimlerChrysler AG..........................  35,200   1,867,347
         RWE AG......................................  34,050   2,252,809
                                                              -----------
                                                               10,352,934
                                                              -----------
       Greece -- 6.1%
         National Bank of Greece SA..................  82,900   3,293,877
         OPAP SA.....................................  64,010   1,984,804
                                                              -----------
                                                                5,278,681
                                                              -----------
       Hong Kong -- 0.9%
         Hysan Development Co., Ltd.................. 320,000     802,336
         Peregrine Investments Holdings, Ltd.+(1)(2).  91,000           0
                                                              -----------
                                                                  802,336
                                                              -----------
       Ireland -- 1.5%
         CRH PLC.....................................  49,250   1,334,759
                                                              -----------
       Israel -- 0.5%
         Taro Pharmaceutical Industries, Ltd.+.......  15,910     409,364
                                                              -----------
       Italy -- 4.9%
         Saipem SpA.................................. 254,020   4,283,272
                                                              -----------
       Japan -- 25.4%
         FANUC, Ltd..................................  20,500   1,657,769
         Ibiden Co., Ltd.............................  29,500   1,229,167
         Japan Tobacco, Inc..........................      62     977,625
         Kaneka Corp................................. 107,000   1,395,939
         Komatsu, Ltd................................ 128,000   1,743,199
         Mizuho Financial Group, Inc.................     268   1,704,510
         NGK Spark Plug Co., Ltd.....................  62,000     898,432
         ORIX Corp...................................   7,500   1,354,387
         The San-in Godo Bank, Ltd................... 104,000   1,074,630
         SECOM Co., Ltd..............................  27,000   1,298,626


                                                            Value
                   Security Description           Shares   (Note 3)
           ---------------------------------------------------------
           Japan (continued)
             Seven & I Holdings Co., Ltd.+.......  45,300 $ 1,500,423
             Sumitomo Metal Industries, Ltd...... 412,000   1,444,468
             Takeda Pharmaceutical Co., Ltd......  24,500   1,458,950
             Toyota Motor Corp...................  51,800   2,372,798
             Tsumura & Co........................  42,000     984,144
             Yamada Denki Co., Ltd...............  13,500   1,026,295
                                                          -----------
                                                           22,121,362
                                                          -----------
           Luxembourg -- 0.7%
             Gemplus International SA+........... 231,300     639,372
                                                          -----------
           Mexico -- 0.5%
             Grupo Financiero Banorte SA de CV...  47,610     425,423
                                                          -----------
           Norway -- 6.4%
             Statoil ASA......................... 128,680   3,191,688
             Telenor ASA......................... 265,800   2,373,377
                                                          -----------
                                                            5,565,065
                                                          -----------
           Portugal -- 0.9%
             Banco Comercial Portugues SA........ 268,690     745,956
                                                          -----------
           Singapore -- 0.9%
             Keppel Corp., Ltd...................  50,168     376,545
             StarHub, Ltd........................ 358,000     427,387
                                                          -----------
                                                              803,932
                                                          -----------
           South Korea -- 0.4%
             Samsung Electronics Co., Ltd. GDR...   1,300     369,850
                                                          -----------
           Sweden -- 7.2%
             Ericsson LM Telephone Sponsored ADR.  53,890   1,985,307
             Hennes & Mauritz AB, Class B........  51,020   1,819,288
             Nordea Bank AB...................... 245,480   2,453,486
                                                          -----------
                                                            6,258,081
                                                          -----------
           Switzerland -- 8.1%
             Credit Suisse Group.................  77,490   3,429,900
             Roche Holding AG....................  17,950   2,493,075
             Synthes, Inc........................   9,780   1,143,789
                                                          -----------
                                                            7,066,764
                                                          -----------
           United Kingdom -- 11.4%
             Enterprise Inns PLC................. 140,060   2,081,293
             Next PLC............................  54,700   1,342,999
             Royal Bank of Scotland Group PLC....  49,900   1,416,138
             Tesco PLC........................... 462,600   2,525,314
             Vodafone Group PLC.................. 997,650   2,595,490
                                                          -----------
                                                            9,961,234
                                                          -----------
           United States -- 0.0%
             Softbrands, Inc.+...................      40          72
                                                          -----------
           Total Long-Term Investment Securities
              (cost $73,423,569).................          85,885,490
                                                          -----------

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (continued)



                                                      Principal     Value
                 Security Description                  Amount      (Note 3)
   -------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 1.5%
     Agreement with State Street Bank & Trust Co.,
      bearing interest at 1.75%, dated 09/30/05, to
      be repurchased 10/03/05 in the amount of
      $1,355,198 and collateralized by $1,420,000
      of United States Treasury Notes, bearing
      interest at 3.63%, due 05/15/13 and having
      an approximate value of $1,384,500
      (cost $1,355,000)............................. $1,355,000  $ 1,355,000
                                                                 -----------
   TOTAL INVESTMENTS --
      (cost $74,778,569)(3).........................      100.2%  87,240,490
   Liabilities in excess of other assets............       (0.2)    (210,674)
                                                     ----------  -----------
   NET ASSETS --                                          100.0% $87,029,816
                                                     ==========  ===========

--------
+    Non-income producing securities
(1)  Fair valued security. See Note 3
(2)  Illiquid security
(3)  See Note 6 for cost of investments on a tax basis
ADR -- AmericanDepository Receipt
GDR -- GlobalDepository Receipt

See Notes to Financial Statements

        SunAmerica Value Fund
        PORTFOLIO PROFILE -- September 30, 2005 -- (unaudited)

Industry Allocation*

                     Financial Services.............  16.1%
                     Energy Sources.................  14.9
                     Banks..........................  13.1
                     Utilities......................   6.5
                     Broadcasting & Media...........   6.0
                     Telecommunications.............   5.0
                     Food, Beverage & Tobacco.......   4.5
                     Insurance......................   4.1
                     Pharmaceuticals................   3.7
                     Aerospace & Military Technology   3.5
                     Apparel & Textiles.............   3.1
                     Conglomerate...................   3.0
                     Chemicals......................   2.6
                     Repurchase Agreements..........   2.3
                     Health Services................   2.1
                     Computer Software..............   2.0
                     Manufacturing..................   1.6
                     Computers & Business Equipment.   1.5
                     Electronics....................   1.5
                     Leisure & Tourism..............   1.5
                     Medical Products...............   1.5
                     Restaurants....................   1.0
                                                     -----
                                                     101.1%
                                                     =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Value Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005



                                                             Value
                   Security Description            Shares   (Note 3)
          -----------------------------------------------------------
          COMMON STOCK -- 98.8%
          Aerospace & Military Technology -- 3.5%
            Alliant Techsystems, Inc.+............  50,000 $ 3,732,500
            United Technologies Corp..............  96,000   4,976,640
                                                           -----------
                                                             8,709,140
                                                           -----------
          Apparel & Textiles -- 3.1%
            NIKE, Inc., Class B...................  93,700   7,653,416
                                                           -----------
          Banks -- 13.1%
            Bank of America Corp.................. 232,700   9,796,670
            North Fork Bancorp., Inc.............. 136,600   3,483,300
            U.S. Bancorp.......................... 170,000   4,773,600
            Wachovia Corp......................... 154,100   7,333,619
            Wells Fargo & Co...................... 125,200   7,332,964
                                                           -----------
                                                            32,720,153
                                                           -----------
          Broadcasting & Media -- 6.0%
            News Corp., Class A................... 481,000   7,498,790
            Time Warner, Inc...................... 416,800   7,548,248
                                                           -----------
                                                            15,047,038
                                                           -----------
          Chemicals -- 2.6%
            du Pont (E.I.) de Nemours & Co........ 163,200   6,392,544
                                                           -----------
          Computers & Business Equipment -- 1.5%
            International Business Machines Corp..  48,100   3,858,582
                                                           -----------
          Conglomerate -- 3.0%
            3M Co.................................  53,000   3,888,080
            General Electric Co................... 110,900   3,734,003
                                                           -----------
                                                             7,622,083
                                                           -----------
          Computer Software -- 2.0%
            Microsoft Corp........................ 194,500   5,004,485
                                                           -----------
          Electronics -- 1.5%
            Applied Materials, Inc................ 221,400   3,754,944
                                                           -----------
          Energy Sources -- 14.9%
            Chevron Corp.......................... 160,000  10,356,800
            ConocoPhillips........................ 120,000   8,389,200
            Exxon Mobil Corp...................... 191,900  12,193,326
            Marathon Oil Corp.....................  90,000   6,203,700
                                                           -----------
                                                            37,143,026
                                                           -----------
          Financial Services -- 16.1%
            American Express Co................... 109,700   6,301,168
            Capital One Financial Corp............  60,000   4,771,200
            Citigroup, Inc........................ 219,200   9,977,984
            Goldman Sachs Group, Inc..............  47,400   5,762,892
            J.P. Morgan Chase & Co................ 214,600   7,281,378
            Merrill Lynch & Co., Inc.............. 100,000   6,135,000
                                                           -----------
                                                            40,229,622
                                                           -----------
          Food, Beverage & Tobacco -- 4.5%
            Altria Group, Inc.....................  69,000   5,085,990
            Diageo PLC Sponsored ADR..............  62,100   3,602,421
            The Coca-Cola Co......................  56,600   2,444,554
                                                           -----------
                                                            11,132,965
                                                           -----------
          Health Services -- 2.1%
            Aetna, Inc............................  31,000   2,670,340
            WellPoint, Inc.+......................  34,400   2,608,208
                                                           -----------
                                                             5,278,548
                                                           -----------

                                                Shares/
                                               Principal     Value
                Security Description            Amount      (Note 3)
        ---------------------------------------------------------------
        Insurance -- 4.1%
          Chubb Corp.........................     71,700  $  6,420,735
          The Allstate Corp..................     68,800     3,803,952
                                                          ------------
                                                            10,224,687
                                                          ------------
        Leisure & Tourism -- 1.5%
          Royal Caribbean Cruises, Ltd.......     87,700     3,788,640
                                                          ------------
        Manufacturing -- 1.6%
          Dover Corp.........................     98,900     4,034,131
                                                          ------------
        Medical Products -- 1.5%
          Johnson & Johnson..................     58,500     3,701,880
                                                          ------------
        Pharmaceuticals -- 3.7%
          Abbott Laboratories................     56,500     2,395,600
          Pfizer, Inc........................    280,300     6,999,091
                                                          ------------
                                                             9,394,691
                                                          ------------
        Restaurants -- 1.0%
          McDonald's Corp....................     74,100     2,481,609
                                                          ------------
        Telecommunications -- 5.0%
          BellSouth Corp.....................    186,600     4,907,580
          Sprint Nextel Corp.................    156,700     3,726,326
          Verizon Communications, Inc........    116,300     3,801,847
                                                          ------------
                                                            12,435,753
                                                          ------------
        Utilities -- 6.5%
          FPL Group, Inc.....................    117,100     5,573,960
          The Southern Co....................    146,000     5,220,960
          TXU Corp...........................     48,800     5,508,544
                                                          ------------
                                                            16,303,464
                                                          ------------
        Total Long-Term Investment Securities
           (cost $228,467,264)...............              246,911,401
                                                          ------------
        REPURCHASE AGREEMENTS -- 2.3%
          State Street Bank & Trust Co.
           Joint Repurchase Agreeement(1).... $  783,000       783,000
          UBS Securities LLC
           Joint Repurchase Agreeement(1)....  5,000,000     5,000,000
                                                          ------------
        Total Repurchase Agreements
           (cost $5,783,000).................                5,783,000
                                                          ------------
        TOTAL INVESTMENTS --
           (cost $234,250,264)(2)............      101.1%  252,694,401
        Liabilities in excess of other assets       (1.1)   (2,728,974)
                                              ----------  ------------
        NET ASSETS --                              100.0% $249,965,427
                                              ==========  ============

--------
+    Non-income producing securities
(1)  See Note 3 for details of Joint Repurchase Agreement
(2)  See Note 6 for cost of investments on a tax basis
ADR -- AmericanDepository Receipt

See Notes to Financial Statements

        SunAmerica Biotech/Health Fund
        PORTFOLIO PROFILE -- September 30, 2005 -- (unaudited)

Industry Allocation*

                          Pharmaceuticals......  25.4%
                          Managed Care.........  18.6
                          Biotechnology........  16.2
                          Medical Devices......  13.3
                          Health Services......   8.7
                          Healthcare Equipment.   6.4
                          Repurchase Agreements   5.6
                          Specialty Healthcare.   4.7
                          Distribution.........   1.6
                                                -----
                                                100.5%
                                                =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Biotech/Health Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005



                                                                  Value
                    Security Description                 Shares  (Note 3)
      -------------------------------------------------------------------
      COMMON STOCK -- 94.9%
      Biotechnology -- 16.2%
        Amgen, Inc.+.................................... 21,500 $1,712,905
        Cephalon, Inc.+................................. 10,500    487,410
        Genentech, Inc.+................................ 11,300    951,573
        Genzyme Corp.+.................................. 21,400  1,533,096
        Gilead Sciences, Inc.+.......................... 12,700    619,252
                                                                ----------
                                                                 5,304,236
                                                                ----------
      Distribution -- 1.6%
        Cardinal Health, Inc............................  8,400    532,896
                                                                ----------
      Health Services -- 8.7%
        HCA, Inc........................................ 12,000    575,040
        LifePoint Hospitals, Inc.+...................... 11,000    481,030
        National Medical Health Card Systems, Inc.+..... 24,000    663,360
        Triad Hospitals, Inc.+.......................... 13,000    588,510
        Medco Health Solutions, Inc.+................... 10,000    548,300
                                                                ----------
                                                                 2,856,240
                                                                ----------
      Healthcare Equipment -- 6.4%
        Charles River Laboratories International, Inc.+.  6,500    283,530
        Fisher Scientific International, Inc.+.......... 19,600  1,216,180
        I-Flow Corp.+................................... 45,000    616,950
                                                                ----------
                                                                 2,116,660
                                                                ----------
      Managed Care -- 18.6%
        Aetna, Inc...................................... 12,800  1,102,592
        CIGNA Corp......................................  6,500    766,090
        Coventry Health Care, Inc.+.....................  8,800    756,976
        Humana, Inc.+...................................  7,500    359,100
        PacifiCare Health Systems, Inc.+................ 10,800    861,624
        UnitedHealth Group, Inc......................... 12,800    719,360
        Wellpoint, Inc.+................................ 20,400  1,546,728
                                                                ----------
                                                                 6,112,470
                                                                ----------
      Medical Devices -- 13.3%
        Biomet, Inc..................................... 16,700    579,657
        Boston Scientific Corp.+........................ 16,000    373,920
        Kinetic Concepts, Inc.+......................... 21,800  1,238,240
        Medtronic, Inc.................................. 24,600  1,319,052

                                                  Shares/
                                                 Principal     Value
                 Security Description             Amount      (Note 3)
        ---------------------------------------------------------------
        Medical Devices (continued)
          St. Jude Medical, Inc.+..............      8,600  $   402,480
          Zimmer Holdings, Inc.+...............      6,400      440,896
                                                            -----------
                                                              4,354,245
                                                            -----------
        Pharmaceuticals -- 25.4%
          Abbott Laboratories..................     24,000    1,017,600
          Eli Lilly and Co.....................      7,500      401,400
          IVAX Corp.+..........................     27,000      711,720
          Johnson & Johnson....................     19,500    1,233,960
          Novartis AG Sponsored ADR............     16,000      816,000
          Pfizer, Inc..........................     47,000    1,173,590
          Schering-Plough Corp.................     53,000    1,115,650
          Teva Pharmaceutical Industries, Ltd.
           Sponsored ADR.......................     24,700      825,474
          Wyeth................................     22,600    1,045,702
                                                            -----------
                                                              8,341,096
                                                            -----------
        Specialty Healthcare -- 4.7%
          The Cooper Cos., Inc.................     20,000    1,532,200
                                                            -----------
        Total Long-Term Investment Securities
           (cost $28,711,674)..................              31,150,043
                                                            -----------
        REPURCHASE AGREEMENTS -- 5.6%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement(1)
           (cost $1,858,000)................... $1,858,000    1,858,000
                                                            -----------
        TOTAL INVESTMENTS --
           (cost $30,569,674)(2)...............      100.5%  33,008,043
        Liabilities in excess of other assets..       (0.5)    (174,312)
                                                ----------  -----------
        NET ASSETS --                                100.0% $32,833,731
                                                ==========  ===========

--------
+  Non-income producing securities
(1)See Note 3 for details of Joint Repurchase Agreement
(2)See Note 6 for cost of investments on a tax basis

ADR--AmericanDepository Receipt

See Notes to Financial Statements

        SunAmerica Tax Managed Equity Fund
        PORTFOLIO PROFILE -- September 30, 2005 -- (unaudited)

Industry Allocation*

                     Financial Services.............  9.8%
                     Energy Sources.................  9.6
                     Pharmaceuticals................  7.9
                     Telecommunications.............  7.6
                     Retail.........................  6.7
                     Conglomerate...................  5.3
                     Food, Beverage, & Tobacco......  5.0
                     Banks..........................  4.8
                     Insurance......................  3.8
                     Computer Software..............  3.7
                     Broadcasting & Media...........  3.5
                     Aerospace & Military Technology  3.4
                     Computers & Business Equipment.  3.2
                     Medical Products...............  3.0
                     Utilities......................  3.0
                     Electronics....................  2.6
                     Household & Personal Products..  2.4
                     Time Deposit...................  2.4
                     Health Services................  2.1
                     Automotive.....................  1.2
                     Transportation.................  1.1
                     Apparel & Textiles.............  1.0
                     Machinery......................  1.0
                     Chemicals......................  0.9
                     Energy Services................  0.9
                     Manufacturing..................  0.9
                     Forest Products................  0.7
                     Business Services..............  0.5
                     Metals & Mining................  0.5
                     Restaurants....................  0.5
                     Real Estate Investment Trusts..  0.4
                                                     ----
                                                     99.4%
                                                     ====

--------
* Calculated as a percentage of net assets.

        SunAmerica Tax Managed Equity Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005


                                                             Value
                    Security Description            Shares  (Note 3)
           ---------------------------------------------------------
           COMMON STOCK -- 97.0%
           Aerospace & Military Technology -- 3.4%
             Raytheon Co........................... 10,000 $  380,200
             The Boeing Co.........................  4,000    271,800
             United Technologies Corp.............. 13,800    715,392
                                                           ----------
                                                            1,367,392
                                                           ----------
           Apparel & Textiles -- 1.0%
             NIKE, Inc., Class B...................  4,800    392,064
                                                           ----------
           Automotive -- 1.2%
             Johnson Controls, Inc.................  7,600    471,580
                                                           ----------
           Banks -- 4.8%
             Bank of America Corp.................. 19,806    833,833
             U.S. Bancorp.......................... 17,931    503,502
             Wachovia Corp.........................  1,600     76,144
             Wells Fargo & Co......................  9,300    544,701
                                                           ----------
                                                            1,958,180
                                                           ----------
           Broadcasting & Media -- 3.5%
             Comcast Corp., Class A+............... 13,000    374,140
             E.W. Scripps Co., Class A.............  4,600    229,862
             Gannett Co., Inc......................  3,700    254,671
             News Corp., Class B................... 17,100    282,150
             Viacom, Inc., Class B.................  8,500    280,585
                                                           ----------
                                                            1,421,408
                                                           ----------
           Business Services -- 0.5%
             Accenture, Ltd., Class A+.............  8,400    213,864
                                                           ----------
           Chemicals -- 0.9%
             Air Products & Chemicals, Inc.........  7,000    385,980
                                                           ----------
           Computer Software -- 3.7%
             Microsoft Corp........................ 35,900    923,707
             Oracle Corp.+......................... 45,000    557,550
                                                           ----------
                                                            1,481,257
                                                           ----------
           Computers & Business Equipment -- 3.2%
             Dell, Inc.+........................... 11,900    406,980
             Hewlett-Packard Co.................... 11,700    341,640
             International Business Machines Corp..  4,000    320,880
             Lexmark International, Inc., Class A+.  3,500    213,675
                                                           ----------
                                                            1,283,175
                                                           ----------
           Conglomerate -- 5.3%
             General Electric Co................... 43,500  1,464,645
             Tyco International, Ltd............... 24,700    687,895
                                                           ----------
                                                            2,152,540
                                                           ----------
           Electronics -- 2.6%
             Altera Corp.+......................... 15,700    300,027
             Analog Devices, Inc...................  9,400    349,116
             Intel Corp............................ 15,800    389,470
                                                           ----------
                                                            1,038,613
                                                           ----------
           Energy Services -- 0.9%
             Baker Hughes, Inc.....................  5,800    346,144
                                                           ----------
           Energy Sources -- 9.6%
             Burlington Resources, Inc.............  7,000    569,240
             Chevron Corp.......................... 15,000    970,950

                                                                Value
                    Security Description               Shares  (Note 3)
        ---------------------------------------------------------------
        Energy Sources (continued)
          ConocoPhillips.............................. 10,900 $  762,019
          Exxon Mobil Corp............................ 24,820  1,577,063
                                                              ----------
                                                               3,879,272
                                                              ----------
        Financial Services -- 9.8%
          CIT Group, Inc..............................  9,000    406,620
          Citigroup, Inc.............................. 27,466  1,250,252
          Freddie Mac................................. 10,900    615,414
          Goldman Sachs Group, Inc....................  3,002    364,983
          MBNA Corp...................................  9,600    236,544
          Morgan Stanley..............................  3,900    210,366
          State Street Corp........................... 11,800    577,256
          Washington Mutual, Inc......................  7,200    282,384
                                                              ----------
                                                               3,943,819
                                                              ----------
        Food, Beverage & Tobacco -- 5.0%
          Altria Group, Inc........................... 13,400    987,714
          PepsiCo, Inc................................  6,000    340,260
          The Coca-Cola Co............................ 15,700    678,083
                                                              ----------
                                                               2,006,057
                                                              ----------
        Forest Products -- 0.7%
          Temple-Inland, Inc..........................  6,500    265,525
                                                              ----------
        Household & Personal Products -- 2.4%
          Procter & Gamble Co......................... 16,300    969,198
                                                              ----------
        Health Services -- 2.1%
          Aetna, Inc..................................  4,700    404,858
          WellPoint, Inc.+............................  6,000    454,920
                                                              ----------
                                                                 859,778
                                                              ----------
        Insurance -- 3.8%
          Allstate Corp...............................  6,900    381,501
          Ambac Financial Group, Inc..................  6,600    475,596
          Genworth Financial, Inc., Class A........... 12,400    399,776
          The Hartford Financial Services Group, Inc..  3,500    270,095
                                                              ----------
                                                               1,526,968
                                                              ----------
        Machinery -- 1.0%
          Deere & Co..................................  6,900    422,280
                                                              ----------
        Manufacturing -- 0.9%
          Danaher Corp................................  6,700    360,661
                                                              ----------
        Medical Products -- 3.0%
          Boston Scientific Corp.+....................  6,000    140,220
          Johnson & Johnson........................... 16,860  1,066,901
                                                              ----------
                                                               1,207,121
                                                              ----------
        Metals & Mining -- 0.5%
          United States Steel Corp....................  4,500    190,575
                                                              ----------
        Pharmaceuticals -- 7.9%
          Amgen, Inc.+................................  8,500    677,195
          Eli Lilly and Co............................  5,300    283,656
          Medco Health Solutions, Inc.+...............  7,500    411,225
          Pfizer, Inc................................. 26,205    654,339
          Sepracor, Inc.+.............................  4,200    247,758
          Wyeth....................................... 19,500    902,265
                                                              ----------
                                                               3,176,438
                                                              ----------
        Real Estate Investment Trusts -- 0.4%
          ProLogis....................................  3,700    163,947
                                                              ----------

        SunAmerica Tax Managed Equity Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (continued)


                                                           Value
                    Security Description          Shares  (Note 3)
            ------------------------------------------------------
            COMMON STOCK (continued)
            Restaurants -- 0.5%
              Yum! Brands, Inc...................  4,200 $  203,322
                                                         ----------
            Retail -- 6.7%
              Home Depot, Inc.................... 14,250    543,495
              Kohl's Corp.+......................  8,700    436,566
              Staples, Inc....................... 16,700    356,044
              Target Corp........................  9,000    467,370
              TJX Cos., Inc...................... 16,600    339,968
              Wal-Mart Stores, Inc............... 13,100    574,042
                                                         ----------
                                                          2,717,485
                                                         ----------
            Telecommunications -- 7.6%
              Cisco Systems, Inc.+............... 28,600    512,798
              Corning, Inc.+..................... 22,000    425,260
              Motorola, Inc...................... 24,000    530,160
              QUALCOMM, Inc...................... 11,300    505,675
              Sprint Nextel Corp................. 20,914    497,335
              Verizon Communications, Inc........ 17,964    587,243
                                                         ----------
                                                          3,058,471
                                                         ----------
            Transportation -- 1.1%
              Burlington Northern Santa Fe Corp..  4,200    251,160
              FedEx Corp.........................  2,300    200,399
                                                         ----------
                                                            451,559
                                                         ----------

                                                        Shares/
                                                       Principal   Value
                  Security Description                  Amount    (Note 3)
    -----------------------------------------------------------------------
    Utilities -- 3.0%
      Duke Energy Corp................................   14,000  $   408,380
      FPL Group, Inc..................................   11,300      537,880
      PG&E Corp.......................................    7,000      274,750
                                                                 -----------
                                                                   1,221,010
                                                                 -----------
    Total Long-Term Investment Securities
       (cost $37,112,952).............................            39,135,683
                                                                 -----------
    SHORT-TERM INVESTMENT SECURITIES -- 2.4%
      Time Deposit with State Street Bank & Trust Co.
       1.35% due 10/03/05
       (cost $979,000)................................ $979,000      979,000
                                                                 -----------
    TOTAL INVESTMENTS --
       (cost $38,091,952)(1)..........................     99.4%  40,114,683
    Other assets less liabilities.....................      0.6      236,705
                                                       --------  -----------
    NET ASSETS --                                         100.0% $40,351,388
                                                       ========  ===========

--------
+  Non-income producing securities
(1)See Note 6 for cost of investments on a tax basis

See Notes to Financial Statements

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005

Note 1. Organization

   SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of nine different investment funds (each, a "Fund" and collectively, the Funds"). Each Fund is a separate series of the Trust with a distinct investment objective and/or strategy. Each Fund is advised and/or managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds: SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Growth Opportunities Fund ("Growth Opportunities Fund"), SunAmerica New Century Fund ("New Century Fund"), SunAmerica Growth and Income Fund ("Growth and Income Fund"), SunAmerica Balanced Assets Fund ("Balanced Assets Fund"), SunAmerica International Equity Fund ("International Equity Fund"), SunAmerica Value Fund ("Value Fund"), SunAmerica Biotech/Health Fund ("Biotech/Health Fund"), and Tax Managed Equity Fund ("Tax Managed Equity Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective for each of the Funds is as follows:

   Blue Chip Growth Fund seeks capital appreciation, by primarily investing in equity securities of Blue Chip companies that demonstrate the potential for capital appreciation, issued by large-cap companies. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Growth Opportunities Fund seeks capital appreciation, by primarily investing in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

   New Century Fund seeks capital appreciation, by investing in equity securities that demonstrate the potential for capital appreciation, without regard to market capitalization.

   Growth and Income Fund seeks capital appreciation and current income, by investing in equity securities issued by companies of any size, that pay dividends, demonstrate the potential for capital appreciation and/or are believed to be undervalued in the market.

   Balanced Assets Fund seeks capital appreciation and conservation of principal, through active trading partly in equity securities that demonstrate the potential for capital appreciation issued by companies with market capitalization of over $1.5 billion, and partly in high-quality bonds.

   International Equity Fund seeks capital appreciation, by investing in equity securities and other securities with equity characteristics of non-U.S. issuers located in at least three countries other than the U.S. and selected without regard to market capitalization. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Value Fund seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, issued by companies of any market capitalization.

   Biotech/Health Fund seeks long-term growth of capital through active trading of equity securities of companies principally engaged in biotechnology or healthcare, without regard to market capitalization. Under normal market conditions this Fund invests at least 80% of the Fund's net assets plus any borrowing for investment purposes, in such securities.

   Tax Managed Equity Fund seeks high total return while minimizing the impact of capital gains through active trading of equity securities of large and medium-sized U.S. companies while attempting to minimize capital gain distributions to shareholders. Under normal market conditions this Fund invests at least 80% of the Fund's net assets plus any borrowing for investment purposes, in such securities.

   Each Fund, except for the International Equity Fund, Value Fund, and Biotech/Health Fund, is organized as a "diversified" Fund of the Trust.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (continued)


   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase. With respect to Class A shares of the International Equity Fund, a redemption fee of 2% will be assessed on the proceeds of any redemption of shares that were purchased within ninety (90) days prior to the date of such redemption. An exchange fee of 2% will be assessed on the amount of any exchange of Class A shares of the International Equity Fund that were purchased within ninety (90) days prior to the date of such exchange.

   Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares approximately eight years after purchase of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Effective February 23, 2004 Class II shares were redesignated as Class C shares.

   Class I, Class X and Class Z shares are offered at net asset value per share. These classes are offered exclusively to participants in certain employee benefit plans and other programs. Effective February 23, 2004, Class I shares of the New Century Fund are no longer being offered for sale. As of March 9, 2005, Class X shares of the Growth Opportunities Fund are no longer being offered for sale.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class C shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I, Class X and Class Z.

   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

Note 2. Fund Mergers

   Pursuant to a plan of reorganization, all of the investment assets and liabilities of the determined SunAmerica Focused Series, Inc. Portfolios and the determined SunAmerica Strategic Series, Inc. Funds were transferred in a tax-free exchange to a determined SunAmerica Equity Fund. The details of the reorganization transactions, which was consummated on February 23, 2004, are set forth below.

   The SunAmerica Focused Series, Inc. Value Portfolio, the SunAmerica Strategic Investment Series, Inc. Biotech/Health Fund and the SunAmerica Strategic Investment Series, Inc. Tax Managed Equity Fund were reorganized into the newly created SunAmerica Value Fund, Biotech/Health Fund and Tax Managed Equity Fund in the SunAmerica Equity Funds. In addition, The SunAmerica Equity Funds Focused Dividend Strategy Portfolio was reorganized into the newly created Focused Dividend Strategy Portfolio in the SunAmerica Focused Series, Inc.

Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of their financial statements:

   Security Valuations: Shares of the Fund are valued at least daily as of the close of regular trading on the New York Stock Exchange (generally, 4:00p.m. Eastern time). The Fund calculates the net asset value of its shares by dividing the total value of

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (continued)

   its net assets by the number of shares outstanding. The days and times of such computation may, in the future, be changed by the Directors in the event that the portfolio securities are traded in significant amounts in markets other than the New York Stock Exchange, or on days or at times other than those during which the New York Stock Exchange is open for trading.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of September 30, 2005, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                     Percentage Principal
Fund                  Interest   Amount
----                 ---------- ----------
Blue Chip Growth....    1.63%   $1,384,000
Growth Opportunities    0.82       701,000
New Century.........    7.17     6,102,000
Growth and Income...    0.60       512,000
Balanced Assets.....    1.66     1,412,000
Value...............    0.92       783,000
Biotech/Health......    2.18     1,858,000

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (continued)


   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated September 30, 2005, bearing interest at a rate of 3.05% per annum, with a principle amount of $85,086,000, a repurchase price of $85,107,626 and a maturity date of October 3, 2005. The repurchase agreement is collateralized by the following:

                               Interest Maturity  Principal    Market
Type of Collateral               Rate     Date     Amount      Value
------------------             -------- -------- ----------- -----------
U.S. Treasury Notes...........   3.25%  08/15/07 $14,060,000 $13,901,825
U.S. Treasury Notes...........   4.00   09/30/07  62,140,000  61,984,650
U.S. Treasury Notes...........   3.13   10/15/08   3,460,000   3,412,425
U.S. Treasury Notes...........   3.38   12/15/08   5,760,000   5,673,600
U.S. Treasury Bonds...........  10.38   11/15/12   1,565,000   1,819,313

   In addition, at September 30, 2005, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

                               Percentage Principal
Fund                            Interest   Amount
----                           ---------- ----------
Growth Opportunities..........    1.50%   $3,000,000
Growth and Income.............    1.00     2,000,000
Balanced Assets...............    1.00     2,000,000
Value.........................    2.50     5,000,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities LLC, dated September 30, 2005, bearing interest at a rate of 3.30% per annum, with a principal amount of $200,000,000, a repurchase price of $200,055,000 and a maturity date of October 3, 2005. The repurchase agreement is is collateralized by the following:

                                         Interest Maturity  Principal      Market
Type of Collateral                         Rate     Date     Amount        Value
------------------                       -------- -------- ------------ ------------
U.S. Treasury Inflation Index Bonds.....   3.63%  04/15/28 $ 23,933,000 $ 38,502,214
U.S. Treasury Inflation Index Bonds.....   3.88   04/15/29  100,000,000  165,500,000

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Funds. These amounts are included in the net foreign withholding taxes on capital gains line on the Statement of Operations. For financial statements purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Net investment income, other than class-specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income, if any, are paid annually, except for the Balanced Assets Fund and Growth and Income Fund, which pay quarterly. Capital gain distributions, if any, are paid at least annually.

   The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (continued)

   income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income
   (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes.

   Investment Securities Loaned: For the period ended September 30, 2005, none of the Funds participated in securities lending with qualified brokers. In lending portfolio securities to brokers the Fund receives cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Fund may use the cash collateral received to invest in short-term investments which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Funds net of the portion of interest that is rebated to the borrowing broker. As with other extensions of credit, should the borrower of the securities fail financially, the Fund may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period. Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Forward Foreign Currency Contracts: Certain funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On settlement date, the Fund records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

   Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Funds are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Funds' activities in futures contracts are for hedging purposes and are conducted through regulated exchanges which minimizes counterparty credit risks. A Fund's participation in the futures market involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. At September 30, 2005, there were no open futures contracts.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (continued)


   Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option.

   When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

   There were no transactions in call and put options written during the period ended September 30, 2005.

   Short Sales: All funds may engage in "short sales against the box". A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, the Biotech/Health Fund, Tax Managed Equity Fund, Value Fund and International Equity Fund may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform. At September 30, 2005, there were no short sales.

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates. The investment advisory and management fee paid to SAAMCo for Blue Chip Growth Fund, Growth Opportunities Fund, New Century Fund, Growth and Income Fund and Balanced Assets Fund is computed daily and payable monthly, at an annual rate of .75% of a Fund's average daily net assets up to $350 million, .70% of the next $350 million, and .65% thereafter. The rate for the International Equity Fund is 1.00% of the Fund's average daily net assets. The annual rate for the Value Fund is 1.00% for the first $750 million, 0.95% for the next $750 million, and 0.90% for any amount exceeding $1.5 billion of the average daily net assets. The annual rate for the Biotech/Health Fund and the Tax Managed Equity Fund is 0.75% and 0.85%, respectively, of the average daily net assets. For the period ended September 30, 2005, SAAMCo earned fees in the amounts stated on the Statement of Operations. The International Equity Fund is subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with SAAMCo. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of SAAMCo. AIGGIC receives an annual fee of 0.47% of the average daily net assets of the Fund, which is paid by SAAMCo. The Tax Managed Equity Fund is subadvised by J.P. Morgan Fleming Asset Management, Inc. and receives an annual fee of 0.45% of the average daily net assets of the Fund, which is paid by SAAMCo.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (continued)


   SAAMCo has contractually agreed to waive fees or reimburse expenses, if necessary, to maintain the funds' expense ratios at or below the following percentages of each Fund's average net assets.

Fund                         Percentage
----                         ----------
Blue Chip Growth Class I....    1.33%
Growth Opportunities Class I    1.33
Growth and Income Class I...    1.32
Balanced Assets Class I.....    1.33
International Equity Class A    1.90
International Equity Class B    2.55
International Equity Class C    2.55
International Equity Class I    1.80
Value Class A...............    1.63
Value Class B...............    2.28
Value Class C...............    2.28
Value Class I...............    1.53
Value Class Z...............    1.06
Biotech/Health Class A......    1.55
Biotech/Health Class B......    2.20
Biotech/Health Class C......    2.20
Tax Managed Class A.........    1.45
Tax Managed Class B.........    2.10
Tax Managed Class C.........    2.10

   SAAMCo has voluntarily agreed to waive fees or reimburse expenses, if necessary, to maintain the funds' expense ratios at or below the following percentages of each Fund's average net assets.

Fund                Percentage
----                ----------
New Century Class C    2.14%

   For the International Equity Fund, Value Fund, Biotech/Health Fund and Tax Managed Fund, any waivers or reimbursements made by SAAMCo are subject to recoupment from the Funds within the following two years of making such waivers or reimbursements, provided that the Funds are able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations.

   For the period ending September 30, 2005, SAAMCo has agreed to reimburse expenses as follows:

Fund
----
Blue Chip Growth Class I.... $  9,807
Growth Opportunities Class I   12,461
Growth Opportunities Class X      231
New Century Fund Class C....   14,024
Growth & Income Class I.....    8,140
Balanced Assets Class I.....   10,800
International Equity Class A   39,256
International Equity Class B   38,352
International Equity Class C   25,435
International Equity Class I    8,624
Value Fund Class A..........  109,783
Value Fund Class B..........   95,474
Value Fund Class C..........   35,499
Value Fund Class I..........   13,921
Value Fund Class Z..........   15,624
Biotech/Health Class A......   37,925
Biotech/Health Class B......   36,108
Biotech/Health Class C......   26,366
Tax Managed Equity Class A..   47,946
Tax Managed Equity Class B..   61,709
Tax Managed Equity Class C..   55,859

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (continued)


   For the period ended September 30, 2005, the amounts recouped by the Adviser are as follows:

Fund
----
International Equity Class A............ $ 5,801
International Equity Class B............   3,037
International Equity Class C............   2,434
International Equity Class I............     590
Value Fund Class A......................  13,625
Value Fund Class B......................   7,112
Value Fund Class C......................   5,932
Value Fund Class I......................     418
Value Fund Class Z......................   2,056

   At September 30, 2005, expenses previously waived or reimbursed by SAAMCO that are subject to recoupment are as follows:

                                                      Class
                                           Other     Specific
                                          Expenses   Expenses
                                         Reimbursed Reimbursed
                                         ---------- ----------
International Equity Class A............  $    --    $ 39,253
International Equity Class B............       --      38,351
International Equity Class C............       --      25,434
International Equity Class I............       --       8,624
Value Fund Class A......................   67,828      69,030
Value Fund Class B......................   45,828      56,080
Value Fund Class C......................   22,383      26,207
Value Fund Class I......................    3,459      17,721
Value Fund Class Z......................    5,984      30,409
Biotech/Health Class A..................    3,471      84,929
Biotech/Health Class B..................    3,084      77,792
Biotech/Health Class C..................    2,216      55,701
Tax Managed Equity Class A..............    5,954      77,671
Tax Managed Equity Class B..............    8,230     108,682
Tax Managed Equity Class C..............    7,657     100,141

   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan", "Class B Plan" and "Class C Plan". In adopting the Distribution Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class.

   The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class. Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended September 30, 2005, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, SACS is paid a fee of 0.25% of average daily net assets of Class I shares in connection with providing additional shareholder services to Class I shareholders. For the period ended September 30, 2005, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (continued)


   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. SACS has advised the Funds that for the period ended September 30, 2005, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                           Class A                           Class B       Class C
-                    ---------------------------------------------------- ------------- -------------
                                                             Contingent    Contingent    Contingent
                      Sales     Affiliated   Non-affiliated   Deferred      Deferred      Deferred
Fund                 Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges Sales Charges
----                 -------- -------------- -------------- ------------- ------------- -------------
Blue Chip Growth.... $ 42,721    $ 20,157       $ 17,050       $   --       $ 60,843       $1,422
Growth Opportunities   56,715      29,184         19,646           --        104,379        1,134
New Century.........   58,009      31,362         18,716           --         17,865          115
Growth & Income.....   88,605      40,627         32,055           --        135,078        2,425
Balanced Assets.....  257,649     158,152         64,317          152         77,958        3,544
International Equity   42,293      18,272         17,771          522         46,708        1,725
Value...............  352,702     106,742        194,116          560         95,469        6,249
Biotech/Health......   51,554      10,622         36,370           --         52,116        1,494
Tax Managed Equity..   15,064       7,460          5,150        3,396         58,264          872

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. Except for Class Z shares, the Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the period ended September 30, 2005, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

   During the year ended September 30, 2005, SAAMCo reimbursed the New Century Fund $188,306 for certain class action settlements in which the Fund was eligible to participate.

                                                Expense                       Payable At September 30, 2005
                               ----------------------------------------- ---------------------------------------
Fund                           Class A  Class B  Class C Class I Class X Class A Class B Class C Class I Class X
----                           -------- -------- ------- ------- ------- ------- ------- ------- ------- -------
Blue Chip Growth.............. $128,805 $ 53,199 $12,497 $ 4,361   $--   $ 7,138 $1,211  $  349  $  264    $--
Growth Opportunities..........   99,636   61,909  27,979   5,667    75     3,473  1,714     799     313     --
New Century...................  182,886   23,687   4,466      --    --     9,430  1,255     126      --     --
Growth and Income.............  145,256  107,418  90,856   1,858    --     6,285  5,887   5,771     136     --
Balanced Assets...............  315,420   74,124  45,816   1,618    --     3,974  2,942   3,030     131     --
International Equity..........   80,515   44,079  35,695  12,877    --     5,198  2,047   1,896   1,201     --
Value ........................  254,405  141,824  82,884  11,898    --    20,915  9,626   7,224     548     --
Biotech/Health ...............   30,926   26,546  18,505      --    --     1,805  1,441   1,066      --     --
Tax Managed Equity ...........   27,500   39,162  36,753      --    --     1,897  2,703   2,472      --     --

   At September 30, 2005, AIG SunAmerica Inc., an affiliate company of the SunAmerica Equity Funds owned 6.14% of the total outstanding shares of the International Equity Fund.

Note 5. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended September 30, 2005, were as follows:

                                                             Blue Chip      Growth         New      Growth and
                                                              Growth     Opportunities   Century      Income     Balanced
                                                               Fund          Fund         Fund         Fund     Assets Fund
                                                            ------------ ------------- ----------- ------------ ------------
Purchases (excluding U.S. government securities)........... $110,362,904 $ 74,862,558  $73,788,027 $124,900,493 $287,647,903
Sales and maturities (excluding U.S. government securities)  131,836,142  101,236,500   96,471,782  160,507,033  320,370,523
Purchases of U.S. government securities....................           --           --           --           --   44,004,707
Sales and maturities of U.S. government securities.........           --           --           --           --   42,420,807


                                                            International                              Tax
                                                               Equity        Value      Biotech/     Managed
                                                                Fund         Fund      Health Fund Equity Fund
                                                            ------------- ------------ ----------- -----------
Purchases (excluding U.S. government securities)........... $100,693,657  $209,570,758 $56,382,115 $14,596,204
Sales and maturities (excluding U.S. government securities)  106,777,192   190,445,678  65,450,927  28,587,736
Purchases of U.S. government securities....................           --            --          --          --
Sales and maturities of U.S. government securities.........           --            --          --          --

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (continued)


Note 6. Federal Income Taxes

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                Blue Chip      Growth         New       Growth and     Balanced
                                                 Growth     Opportunities   Century       Income        Assets
                                                  Fund          Fund         Fund          Fund          Fund
                                              ------------- ------------- -----------  ------------  ------------
Cost (tax basis).............................  $81,519,992  $ 72,402,300  $88,236,686  $136,127,968  $189,250,978
                                               ===========  ============  ===========  ============  ============
Appreciation.................................    7,118,212    14,972,955   15,011,489    13,642,609     9,428,492
Depreciation.................................   (2,010,321)   (2,726,501)  (4,446,120)   (3,864,036)   (4,532,918)
                                               -----------  ------------  -----------  ------------  ------------
Net unrealized appreciation (depreciation)...  $ 5,107,891  $ 12,246,454  $10,565,369  $  9,778,573  $  4,895,574
                                               ===========  ============  ===========  ============  ============

                                              International                                 Tax
                                                 Equity         Value      Biotech/       Managed
                                                  Fund          Fund      Health Fund   Equity Fund
                                              ------------- ------------- -----------  ------------
Cost (tax basis).............................  $74,788,504  $234,517,038  $30,573,537  $ 38,093,611
                                               ===========  ============  ===========  ============
Appreciation.................................   13,276,928    23,176,285    3,274,471     5,869,877
Depreciation.................................     (824,942)   (4,998,922)    (839,965)   (3,848,805)
                                               -----------  ------------  -----------  ------------
Net unrealized appreciation (depreciation)...  $12,451,986  $ 18,177,363  $ 2,434,506  $  2,021,072
                                               ===========  ============  ===========  ============

   The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, tax treatment of certain debt obligations and derivative transactions.

                                    Distributable Earnings            Tax Character Distributions
                          ------------------------------------------- ---------------------------
                                          For the year ended September 30, 2005
                          -----------------------------------------------------------------------
                                         Long-term       Unrealized
                           Ordinary    Gains/Capital    Appreciation   Ordinary      Long-Term
                            Income    and Other Losses (Depreciation)   Income     Capital Gains
                          ----------- ---------------- -------------- -----------  -------------
Blue Chip Growth Fund.... $        --  $ (77,509,082)   $ 5,107,891   $        --   $       --
Growth Opportunities Fund          --   (218,788,500)    12,246,454            --           --
New Century Fund.........          --   (105,325,726)    10,565,369            --           --
Growth and Income Fund...     101,329    (62,433,092)     9,778,573       588,836           --
Balanced Assets Fund.....     127,498    (83,784,217)     4,895,574     3,278,600           --
International Equity Fund          --    (41,481,560)    12,448,789            --           --
Value Fund...............  14,560,020      2,172,531     18,177,363    16,513,550    7,934,524
Biotech/Health Fund......          --    (33,085,562)     2,434,506            --           --
Tax Managed Equity Fund..      53,975    (31,865,773)     2,021,072        69,828           --

                          Tax Character Distributions
                              For the year ended September 30, 2004
                          -----------------------------------------
                           Ordinary             Long-Term
                            Income            Capital Gains
                              ----------      -------------
Blue Chip Growth Fund.... $       --               $--
Growth Opportunities Fund         --                --
New Century Fund.........         --                --
Growth and Income Fund...         --                --
Balanced Assets Fund.....  2,486,303                --
International Equity Fund     28,461                --
Value Fund...............  8,542,676                --
Biotech/Health Fund......         --                --
Tax Managed Equity Fund..         --                --

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (continued)


   For the period ended September 30, 2005, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, tax treatments of certain debt obligations and principle paydown adjustments to the components of net assets as follows:

                                Accumulated    Accumulated
                               Undistributed  Undistributed
                               Net Investment Net Realized    Capital
                               Income (Loss)   Gain (Loss)    Paid-in
                               -------------- ------------- -----------
Blue Chip Growth Fund.........   $  316,425     $      --   $  (316,425)
Growth Opportunities Fund.....    1,355,114            --    (1,355,114)
New Century Fund..............      982,002            --      (982,002)
Growth and Income Fund........           --            --            --
Balanced Assets Fund..........      428,443      (428,443)           --
International Equity Fund.....       90,366       125,594      (215,960)
Value Fund....................         (143)          143            --
Biotech/Health Fund...........      549,167            --      (549,167)
Tax Managed Equity Fund.......           --            --            --

   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of September 30, 2005, which are available to offset future capital gains, if any:

                                                         Capital Loss Carryforward
                               -----------------------------------------------------------------------------
                                 2007      2008        2009         2010        2011        2012      2013
                               -------- ----------- ----------- ------------ ----------- ---------- --------
Blue Chip Growth Fund*........ $     -- $21,643,793 $        -- $ 13,804,345 $42,060,944 $       -- $     --
Growth Opportunities Fund*....       --   9,978,889     151,316  143,345,493  65,312,802         --       --
New Century Fund..............       --          --          --   68,959,096  36,351,156         --       --
Growth and Income Fund*.......       --          --   4,662,804   21,417,395  30,630,503  5,722,390       --
Balanced Assets Fund*.........       --   1,164,120     536,524   22,523,458  55,685,563  3,874,552       --
International Equity Fund*....       --  16,526,295   8,688,922   11,189,965   5,008,920         --       --
Value Fund....................       --          --          --           --          --         --       --
Biotech/Health Fund...........       --          --  14,956,128   17,583,650     545,784         --       --
Tax Managed Equity Fund.......  910,428   3,887,711   6,189,990   15,675,665   4,260,050    594,906  177,899

   The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended September 30, 2005:

                                   Capital Loss
                               Carryforward Utilized
                               ---------------------
Blue Chip Growth Fund.........      $ 7,421,783
Growth Opportunities Fund.....        1,907,518
New Century Fund..............       19,432,936
Growth and Income Fund........       11,177,024
Balanced Assets Fund..........       10,996,251
International Equity Fund.....       10,207,065
Value Fund....................               --
Biotech/Health Fund...........        1,386,187
Tax Managed Equity Fund.......               --

   Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring the first day of the following year. For fiscal year ended September 30, 2005, the Funds elected to defer capital losses as follows:

                                 Deferred     Deferred
                               Post-October Post-October
                               Capital Loss Currency Loss
                               ------------ -------------
International Equity Fund.....   $     --      $67,458
Tax Managed Equity Fund.......    169,124           --

--------
* The capital loss carryforwards include realized capital losses from the acquisition of other funds. These losses may be subject to annual limitation imposed by the Internal Revenue Code. Therefore, it is possible that not all of these capital losses will be available for use.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (continued)


Note 7. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                                  Blue Chip Growth Fund
                        -------------------------------------------------------------------------------------------------------
                                              Class A                                              Class B
                        --------------------------------------------------  ---------------------------------------------------
                                 For the                   For the                   For the                    For the
                               year ended                year ended                year ended                 year ended
                           September 30, 2005        September 30, 2004        September 30, 2005         September 30, 2004
                        ------------------------  ------------------------  -----------------------   -------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount        Shares        Amount
                        ----------  ------------  ----------  ------------  --------   ------------   ----------   ------------
Shares sold............    318,097* $  4,691,601*    698,970@ $  9,864,564@  127,065   $  1,685,024      307,120   $  4,008,403
Reinvested dividends...         --            --          --            --        --             --           --             --
Shares redeemed........ (1,010,053)  (14,942,148) (1,204,891)  (17,272,160) (670,464)*   (8,912,621)*   (648,520)@   (8,397,097)@
                        ----------  ------------  ----------  ------------  --------   ------------   ----------   ------------
Net increase (decrease)   (691,956) $(10,250,547)   (505,921) $ (7,407,596) (543,399)  $ (7,227,597)    (341,400)  $ (4,388,694)
                        ==========  ============  ==========  ============  ========   ============   ==========   ============

                                                                  Blue Chip Growth Fund
                        -------------------------------------------------------------------------------------------------------
                                            Class C(1)                                             Class I
                        --------------------------------------------------  ---------------------------------------------------
                                 For the                   For the                   For the                    For the
                               year ended                year ended                year ended                 year ended
                           September 30, 2005        September 30, 2004        September 30, 2005         September 30, 2004
                        ------------------------  ------------------------  -----------------------   -------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount        Shares        Amount
                        ----------  ------------  ----------  ------------  --------   ------------   ----------   ------------
Shares sold............     32,571  $    430,311      75,814  $    976,052    29,610   $    439,602      139,129   $  2,085,799
Reinvested dividends...         --            --          --            --        --             --           --             --
Shares redeemed........   (153,116)   (2,033,335)   (178,943)   (2,317,761)  (87,497)    (1,306,402)  (1,489,029)   (22,138,786)
                        ----------  ------------  ----------  ------------  --------   ------------   ----------   ------------
Net increase (decrease)   (120,545) $ (1,603,024)   (103,129) $ (1,341,709)  (57,887)  $   (866,800)  (1,349,900)  $(20,052,987)
                        ==========  ============  ==========  ============  ========   ============   ==========   ============

                                                                Growth Opportunities Fund
                        -------------------------------------------------------------------------------------------------------
                                              Class A                                              Class B
                        --------------------------------------------------  ---------------------------------------------------
                                 For the                   For the                   For the                    For the
                               year ended                year ended                year ended                 year ended
                           September 30, 2005        September 30, 2004        September 30, 2005         September 30, 2004
                        ------------------------  ------------------------  -----------------------   -------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount        Shares        Amount
                        ----------  ------------  ----------  ------------  --------   ------------   ----------   ------------
Shares sold............    246,991+ $  3,723,609+    569,253# $  8,371,293#   91,850   $  1,231,312      233,369   $  3,089,899
Reinvested dividends...         --            --          --            --        --             --           --             --
Shares redeemed........ (1,159,786)  (17,443,762) (1,471,961)  (21,425,290) (748,216)+  (10,067,500)+   (796,959)#  (10,510,340)#
                        ----------  ------------  ----------  ------------  --------   ------------   ----------   ------------
Net increase (decrease)   (912,795) $(13,720,153)   (902,708) $(13,053,997) (656,366)  $ (8,836,188)    (563,590)  $ (7,420,441)
                        ==========  ============  ==========  ============  ========   ============   ==========   ============

--------
* Includes automatic conversion of 133,336 shares of Class B shares in the amount of $1,765,197 to 119,732 shares of Class A shares in the amount of $1,765,197.
@ Includes automatic conversion of 139,168 shares of Class B shares in the amount of $1,760,890 to 124,674 shares of Class A shares in the amount of $1,760,890.
+ Includes automatic conversion of 61,785 shares of Class B shares in the amount of $835,637 to 55,314 shares of Class A shares in the amount of $835,637.
# Includes automatic conversion of 64,460 shares of Class B shares in the amount of $842,173 to 58,108 shares of Class A shares in the amount of $842,173.
(1)Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (continued)


                                                             Growth Opportunities Fund
                        -------------------------------------------------------------------------------------------------
                                           Class C(1)                                          Class I
                        ------------------------------------------------  -----------------------------------------------
                                For the                  For the                  For the                  For the
                              year ended               year ended                year ended               year ended
                          September 30, 2005       September 30, 2004        September 30, 2005       September 30, 2004
                        ----------------------  ------------------------  ----------------------   ----------------------
                         Shares      Amount       Shares       Amount       Shares      Amount       Shares      Amount
                        --------  ------------  ----------  ------------  --------   -----------   --------   -----------
Shares sold............   52,972  $    704,930      93,978  $  1,244,073    20,915   $   314,055     46,491   $   685,347
Reinvested dividends...       --            --          --            --        --            --         --            --
Shares redeemed........ (410,425)   (5,495,557)   (496,600)   (6,453,697) (167,934)   (2,588,381)  (111,633)   (1,566,530)
                        --------  ------------  ----------  ------------  --------   -----------   --------   -----------
Net increase (decrease) (357,453) $ (4,790,627)   (402,622) $ (5,209,624) (147,019)  $(2,274,326)   (65,142)  $  (881,183)
                        ========  ============  ==========  ============  ========   ===========   ========   ===========

                                    Growth Opportunities Fund
                        ------------------------------------------------
                                             Class X
                        ------------------------------------------------
                                For the                  For the
                              year ended               year ended
                          September 30, 2005       September 30, 2004
                        ----------------------  ------------------------
                         Shares      Amount       Shares       Amount
                        --------  ------------  ----------  ------------
Shares sold............       --  $         --     311,431  $  4,704,596
Reinvested dividends...       --            --          --            --
Shares redeemed........   (5,500)      (86,962) (1,046,968)  (15,570,116)
                        --------  ------------  ----------  ------------
Net increase (decrease)   (5,500) $    (86,962)   (735,537) $(10,865,520)
                        ========  ============  ==========  ============

                                                                 New Century Fund
                        -------------------------------------------------------------------------------------------------
                                             Class A                                           Class B
                        ------------------------------------------------  -----------------------------------------------
                                For the                  For the                  For the                  For the
                              year ended               year ended                year ended               year ended
                          September 30, 2005       September 30, 2004        September 30, 2005       September 30, 2004
                        ----------------------  ------------------------  ----------------------   ----------------------
                         Shares      Amount       Shares       Amount       Shares      Amount       Shares      Amount
                        --------  ------------  ----------  ------------  --------   -----------   --------   -----------
Shares sold............  358,049* $  6,008,446*    545,178+ $  7,877,009+   63,441   $   952,686    114,707   $ 1,471,759
Reinvested dividends...       --            --          --            --        --            --         --            --
Shares redeemed........ (984,135)  (16,434,485) (1,445,548)  (20,947,928) (281,736)*  (4,143,297)* (581,815)+  (7,492,365)+
                        --------  ------------  ----------  ------------  --------   -----------   --------   -----------
Net increase (decrease) (626,086) $(10,426,039)   (900,370) $(13,070,919) (218,295)  $(3,190,611)  (467,108)  $(6,020,606)
                        ========  ============  ==========  ============  ========   ===========   ========   ===========

                                                     New Century Fund
                        ------------------------------------------------------------------------
                                           Class C(1)                             Class I#
                        ------------------------------------------------  ----------------------
                                For the                  For the                  For the
                              year ended               year ended                year ended
                          September 30, 2005       September 30, 2004        September 30, 2004
                        ----------------------  ------------------------  ----------------------
                         Shares      Amount       Shares       Amount       Shares      Amount
                        --------  ------------  ----------  ------------  --------   -----------
Shares sold............   16,515  $    248,611      27,155  $    338,876    23,471   $   366,941
Reinvested dividends...       --            --          --            --        --            --
Shares redeemed........  (59,097)     (874,430)    (42,881)     (555,109) (362,040)   (5,505,570)
                        --------  ------------  ----------  ------------  --------   -----------
Net increase (decrease)  (42,582) $   (625,819)    (15,726) $   (216,233) (338,569)  $(5,138,629)
                        ========  ============  ==========  ============  ========   ===========

--------
* Includes automatic conversion of 128,611 shares of Class B shares in the amount of $1,883,691 to 113,937 shares of Class A shares in the amount of $1,883,691.
+ Includes automatic conversion of 310,347 shares of Class B shares in the amount of $4,006,706 to 276,932 shares of Class A shares in the amount of $4,006,706.
(1)Effective February 23, 2004, Class II shares were redesignated to Class C shares.
#  See Note 1

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (continued)


                                                      Growth and Income Fund
            ---------------------------------------------------------------------------------------------------------
                                  Class A                                               Class B
            --------------------------------------------------  -----------------------------------------------------
                     For the                   For the                    For the                     For the
                   year ended                year ended                 year ended                  year ended
               September 30, 2005        September 30, 2004         September 30, 2005          September 30, 2004
            ------------------------  ------------------------  -------------------------   -------------------------
              Shares       Amount       Shares       Amount        Shares        Amount        Shares        Amount
            ----------  ------------  ----------  ------------  ----------   ------------   ----------   ------------
Shares
 sold......    879,119+ $ 10,753,528+  1,045,004@ $ 11,688,438@    242,630   $  2,807,143      436,582   $  4,667,708

 Reinvested
 dividends.     43,416       537,570          --            --          --             --           --             --
Shares
 redeemed.. (1,697,725)  (20,789,044) (1,927,723)  (21,643,098) (1,782,268)+  (20,575,616)+ (2,246,309)@  (23,862,612)@
            ----------  ------------  ----------  ------------  ----------   ------------   ----------   ------------
Net
 increase
 (decrease)   (775,190) $ (9,497,946)   (882,719) $ (9,954,660) (1,539,638)  $(17,768,473)  (1,809,727)  $(19,194,904)
            ==========  ============  ==========  ============  ==========   ============   ==========   ============

                                                      Growth and Income Fund
            ---------------------------------------------------------------------------------------------------------
                                Class C(1)                                              Class I
            --------------------------------------------------  -----------------------------------------------------
                     For the                   For the                    For the                     For the
                   year ended                year ended                 year ended                  year ended
               September 30, 2005        September 30, 2004         September 30, 2005          September 30, 2004
            ------------------------  ------------------------  -------------------------   -------------------------
              Shares       Amount       Shares       Amount        Shares        Amount        Shares        Amount
            ----------  ------------  ----------  ------------  ----------   ------------   ----------   ------------
Shares
 sold......    136,365  $  1,581,328     183,472  $  1,937,831      21,133   $    258,364      123,017   $  1,442,050

 Reinvested
 dividends.         --            --          --            --         729          9,047           --             --
Shares
 redeemed.. (1,041,425)  (12,022,770) (1,213,371)  (12,873,624)    (28,258)      (347,815)  (1,319,421)   (15,401,935)
            ----------  ------------  ----------  ------------  ----------   ------------   ----------   ------------
Net
 increase
 (decrease)   (905,060) $(10,441,442) (1,029,899) $(10,935,793)     (6,396)  $    (80,404)  (1,196,404)  $(13,959,885)
            ==========  ============  ==========  ============  ==========   ============   ==========   ============

                                                       Balanced Assets Fund
            ---------------------------------------------------------------------------------------------------------
                                  Class A                                               Class B
            --------------------------------------------------  -----------------------------------------------------
                     For the                   For the                    For the                     For the
                   year ended                year ended                 year ended                  year ended
               September 30, 2005        September 30, 2004         September 30, 2005          September 30, 2004
            ------------------------  ------------------------  -------------------------   -------------------------
              Shares       Amount       Shares       Amount        Shares        Amount        Shares        Amount
            ----------  ------------  ----------  ------------  ----------   ------------   ----------   ------------
Shares
 sold......    744,224# $ 10,112,127#  1,207,170* $ 15,877,253*    202,218   $  2,733,921      361,540   $  4,742,697

 Reinvested
 dividends.    184,510     2,518,942     149,834     1,981,459      25,821        351,754       16,011        211,106
Shares
 redeemed.. (2,685,598)  (36,608,551) (3,283,862)  (43,275,829)   (976,565)#  (13,227,507)# (1,262,126)*  (16,530,680)*
            ----------  ------------  ----------  ------------  ----------   ------------   ----------   ------------
Net
 increase
 (decrease) (1,756,864) $(23,977,482) (1,926,858) $(25,417,117)   (748,526)  $(10,141,832)    (884,575)  $(11,576,877)
            ==========  ============  ==========  ============  ==========   ============   ==========   ============

                                                       Balanced Assets Fund
            ---------------------------------------------------------------------------------------------------------
                                Class C(1)                                              Class I
            --------------------------------------------------  -----------------------------------------------------
                     For the                   For the                    For the                     For the
                   year ended                year ended                 year ended                  year ended
               September 30, 2005        September 30, 2004         September 30, 2005          September 30, 2004
            ------------------------  ------------------------  -------------------------   -------------------------
              Shares       Amount       Shares       Amount        Shares        Amount        Shares        Amount
            ----------  ------------  ----------  ------------  ----------   ------------   ----------   ------------
Shares
 sold......     94,054  $  1,276,760     196,419  $  2,583,488      20,395   $    277,145      133,077   $  1,726,494

 Reinvested
 dividends.     15,020       204,890       9,054       119,529       1,122         15,336        2,491         33,022
Shares
 redeemed..   (430,337)   (5,844,582)   (549,958)   (7,216,970)    (18,641)      (255,119)    (451,196)    (5,895,473)
            ----------  ------------  ----------  ------------  ----------   ------------   ----------   ------------
Net
 increase
 (decrease)   (321,263) $ (4,362,932)   (344,485) $ (4,513,953)      2,876   $     37,362     (315,628)  $ (4,135,957)
            ==========  ============  ==========  ============  ==========   ============   ==========   ============

--------
+ Includes automatic conversion of 454,066 shares of Class B shares in the amount of $5,217,517 to 428,550 shares of Class A shares in the amount of $5,217,517.
@ Includes automatic conversion of 587,030 shares of Class B shares in the amount of $6,214,968 to 556,118 shares of Class A shares in the amount of $6,214,968.
# Includes automatic conversion of 250,876 shares of Class B shares in the amount of $3,385,902 to 249,851 shares of Class A shares in the amount of $3,385,902.
* Includes automatic conversion of 172,518 shares of Class B shares in the amount of $1,847,985 to 163,528 shares of Class A shares in the amount of $1,847,985.
(1)Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (continued)


                                                                 International Equity Fund
                          -----------------------------------------------------------------------------------------------------
                                               Class A                                             Class B
                          -------------------------------------------------  --------------------------------------------------
                                  For the                   For the                  For the                    For the
                                 year ended               year ended                year ended                year ended
                             September 30, 2005       September 30, 2004        September 30, 2005        September 30, 2004
                          -----------------------  ------------------------  ----------------------   -------------------------
                            Shares      Amount       Shares       Amount       Shares      Amount        Shares        Amount
                          ---------  ------------  ----------  ------------  --------   -----------   ----------   ------------
Shares sold.............. 1,043,869* $ 12,291,775*  1,003,369@ $  9,993,370@  261,068   $ 2,907,036      463,405   $  4,317,209
Reinvested dividends.....        --            --       1,103        10,629        --            --           --             --
Shares redeemed..........  (865,086)  (10,105,312) (1,135,026)  (11,344,294) (806,858)*  (8,933,931)* (1,302,084)@  (12,437,630)@
                          ---------  ------------  ----------  ------------  --------   -----------   ----------   ------------
Net increase (decrease)..   178,783  $  2,186,463    (130,554) $ (1,340,295) (545,790)  $(6,026,895)    (838,679)  $ (8,120,421)
                          =========  ============  ==========  ============  ========   ===========   ==========   ============

                                                          International Equity Fund
                ------------------------------------------------------------------------------------------------------------
                                      Class C(2)                                               Class I
                -----------------------------------------------------   ----------------------------------------------------
                          For the                     For the                     For the                    For the
                        year ended                  year ended                  year ended                 year ended
                    September 30, 2005          September 30, 2004          September 30, 2005         September 30, 2004
                -------------------------   -------------------------   -------------------------   ------------------------
                   Shares        Amount        Shares        Amount        Shares        Amount       Shares       Amount
                ----------   ------------   ----------   ------------   ----------   ------------   ----------  ------------
Shares sold....    162,124   $  1,805,329      244,213   $  2,307,252      335,007   $  3,994,607      526,358  $  5,224,935
Reinvested
 dividends.....         --             --           --             --           --             --        1,799        17,397
Shares redeemed   (420,394)    (4,662,221)    (386,123)    (3,682,438)    (209,537)    (2,503,467)  (2,451,685)  (25,844,650)
                ----------   ------------   ----------   ------------   ----------   ------------   ----------  ------------
Net increase
 (decrease)....   (258,270)  $ (2,856,892)    (141,910)  $ (1,375,186)     125,470   $  1,491,140   (1,923,528) $(20,602,318)
                ==========   ============   ==========   ============   ==========   ============   ==========  ============

                                                   Value Fund(1)
                ---------------------------------------------------------------------------------
                                                      Class A
                ---------------------------------------------------------------------------------
                          For the                     For the                     For the
                        year ended              eleven months ended             year ended
                    September 30, 2005          September 30, 2004           October 31, 2003
                -------------------------   -------------------------   -------------------------
                   Shares        Amount        Shares        Amount        Shares        Amount
                ----------   ------------   ----------   ------------   ----------   ------------
Shares sold....  3,076,062+  $ 54,117,019+   2,512,260#  $ 42,830,376#   1,250,958** $ 18,840,328**
Reinvested
 dividends.....    587,633     10,101,410      165,970      2,706,977      148,209      2,134,200
Shares redeemed (1,591,136)   (28,099,693)  (1,208,150)   (20,534,683)  (1,166,737)   (17,494,094)
                ----------   ------------   ----------   ------------   ----------   ------------
Net increase
 (decrease)....  2,072,559   $ 36,118,736    1,470,080   $ 25,002,670      232,430   $  3,480,434
                ==========   ============   ==========   ============   ==========   ============

                                                   Value Fund(1)
                ---------------------------------------------------------------------------------
                                                      Class B
                ---------------------------------------------------------------------------------
                          For the                     For the                     For the
                        year ended              eleven months ended             year ended
                    September 30, 2005          September 30, 2004           October 31, 2003
                -------------------------   -------------------------   -------------------------
                   Shares        Amount        Shares        Amount        Shares        Amount
                ----------   ------------   ----------   ------------   ----------   ------------
Shares sold....    741,367   $ 12,542,807      602,789   $  9,867,154      790,880** $ 11,373,716**
Reinvested
 dividends.....    402,122      6,626,965      211,580      3,326,044      190,506      2,649,945
Shares redeemed (1,822,991)+  (30,700,307)+ (2,126,505)#  (34,796,505)# (1,219,512)   (17,398,128)
                ----------   ------------   ----------   ------------   ----------   ------------
Net increase
 (decrease)....   (679,502)  $(11,530,535)  (1,312,136)  $(21,603,307)    (238,126)  $ (3,374,467)
                ==========   ============   ==========   ============   ==========   ============

--------
* Includes automatic conversion of 300,045 shares of Class B shares in the amount of $3,494,617 to 316,984 shares of Class A shares in the amount of $3,494,617.
@ Includes automatic conversion of 386,073 shares of Class B shares in the amount of $3,709,614 to 367,493 shares of Class A shares in the amount of $3,709,614.
+ Includes automatic conversion of 1,084,621 shares of Class B shares in the amount of $18,195,883 to 1,038,213 shares of Class A shares in the amount of $18,195,883.
# Includes automatic conversion of 56,417 shares of Class B shares in the amount of $794,436 to 546,465 shares of Class A shares in the amount of $794,436.
** Includes automatic conversion of 56,417 shares of Class B shares in the amount of $794,436 to 54,465 shares of Class A shares in the amount of $794,436.
(1)See Note 2
(2)Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (continued)

                                                   Value Fund(1)
                        -------------------------------------------------------------------
                                                     Class C(2)
                        -------------------------------------------------------------------
                               For the                For the                For the
                              year ended        eleven months ended         year ended
                          September 30, 2005     September 30, 2004      October 31, 2003
                        ---------------------  ---------------------  ---------------------
                         Shares      Amount     Shares      Amount     Shares      Amount
                        --------  -----------  --------  -----------  --------  -----------
Shares sold............  829,763  $14,010,774   673,127  $11,022,116   543,767  $ 7,827,633
Reinvested dividends...  198,515    3,271,530    58,785      924,693    46,488      646,641
Shares redeemed........ (463,163)  (7,853,358) (384,036)  (6,289,709) (427,255)  (6,130,918)
                        --------  -----------  --------  -----------  --------  -----------
Net increase (decrease)  565,115  $ 9,428,946   347,876  $ 5,657,100   163,000  $ 2,343,356
                        ========  ===========  ========  ===========  ========  ===========

                                                   Value Fund(1)
                        -------------------------------------------------------------------
                                                      Class I
                        -------------------------------------------------------------------
                               For the                For the                For the
                              year ended        eleven months ended         year ended
                          September 30, 2005     September 30, 2004      October 31, 2003
                        ---------------------  ---------------------  ---------------------
                         Shares      Amount     Shares      Amount     Shares      Amount
                        --------  -----------  --------  -----------  --------  -----------
Shares sold............   94,037  $ 1,658,733    89,529  $ 1,520,604    94,391  $ 1,425,043
Reinvested dividends...   34,149      586,340    21,805      355,230    15,108      217,403
Shares redeemed........ (224,168)  (4,025,285) (248,738)  (4,344,445)  (26,620)    (405,802)
                        --------  -----------  --------  -----------  --------  -----------
Net increase (decrease)  (95,982) $(1,780,212) (137,404) $(2,468,611)   82,879  $ 1,236,644
                        ========  ===========  ========  ===========  ========  ===========

                                                   Value Fund(1)
                        -------------------------------------------------------------------
                                                      Class Z
                        -------------------------------------------------------------------
                               For the                For the                For the
                              year ended        eleven months ended         year ended
                          September 30, 2005     September 30, 2004      October 31, 2003
                        ---------------------  ---------------------  ---------------------
                         Shares      Amount     Shares      Amount     Shares      Amount
                        --------  -----------  --------  -----------  --------  -----------
Shares sold............  569,182  $10,322,268   175,918  $ 3,072,631   268,453  $ 3,953,345
Reinvested dividends...   60,060    1,060,065    15,301      255,534     1,192       17,449
Shares redeemed........ (102,946)  (1,879,658)  (56,424)    (979,176)  (23,150)    (355,897)
                        --------  -----------  --------  -----------  --------  -----------
Net increase (decrease)  526,296  $ 9,502,675   134,795  $ 2,348,989   246,495  $ 3,614,897
                        ========  ===========  ========  ===========  ========  ===========

--------
(1)See Note 2
(2)Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (continued)

                                                  Biotech/Health Fund#
                        -----------------------------------------------------------------------
                                                        Class A
                        -----------------------------------------------------------------------
                                For the                  For the                 For the
                               year ended          eleven months ended          year ended
                           September 30, 2005       September 30, 2004       October 31, 2003
                        ----------------------   ----------------------   ---------------------
                          Shares      Amount       Shares      Amount      Shares      Amount
                        --------   -----------   --------   -----------   --------  -----------
Shares sold............  452,295*  $ 4,107,482*   453,977@  $ 4,634,336@   456,700  $ 3,940,808
Reinvested dividends...       --            --         --            --         --           --
Shares redeemed........ (728,911)   (6,446,238)  (627,513)   (6,279,531)  (639,968)  (5,253,782)
                        --------   -----------   --------   -----------   --------  -----------
Net increase (decrease) (276,616)  $(2,338,756)  (173,536)  $(1,645,195)  (183,268) $(1,312,974)
                        ========   ===========   ========   ===========   ========  ===========

                                                  Biotech/Health Fund#
                        -----------------------------------------------------------------------
                                                        Class B
                        -----------------------------------------------------------------------
                                For the                  For the                 For the
                               year ended          eleven months ended          year ended
                           September 30, 2005       September 30, 2004       October 31, 2003
                        ----------------------   ----------------------   ---------------------
                          Shares      Amount       Shares      Amount      Shares      Amount
                        --------   -----------   --------   -----------   --------  -----------
Shares sold............   86,406   $   726,533    198,059   $ 1,981,347    504,910  $ 4,524,190
Reinvested dividends...       --            --         --            --         --           --
Shares redeemed........ (468,621)*  (4,030,745)* (414,457)@  (4,021,201)@ (746,314)  (6,389,961)
                        --------   -----------   --------   -----------   --------  -----------
Net increase (decrease) (382,215)  $(3,304,213)  (216,398)  $(2,039,854)  (241,404) $(1,865,771)
                        ========   ===========   ========   ===========   ========  ===========

                                                  Biotech/Health Fund#
                        -----------------------------------------------------------------------
                                                       Class C(1)
                        -----------------------------------------------------------------------
                                For the                  For the                 For the
                               year ended          eleven months ended          year ended
                           September 30, 2005       September 30, 2004       October 31, 2003
                        ----------------------   ----------------------   ---------------------
                          Shares      Amount       Shares      Amount      Shares      Amount
                        --------   -----------   --------   -----------   --------  -----------
Shares sold............   94,298   $   818,695    143,510   $ 1,438,774    211,434  $ 1,825,147
Reinvested dividends...       --            --         --            --         --           --
Shares redeemed........ (453,210)   (3,900,683)  (279,256)   (2,695,203)  (551,787)  (4,263,083)
                        --------   -----------   --------   -----------   --------  -----------
Net increase (decrease) (358,912)  $(3,081,988)  (135,746)  $(1,256,429)  (340,353) $(2,437,936)
                        ========   ===========   ========   ===========   ========  ===========

--------
* Includes automatic conversion of 15,747 shares of Class B shares in the amount of $136,254 to 15,241 shares of Class A shares in the amount of $136,254.
@ Includes automatic conversion of 29,963 shares of Class B shares in the amount of $294,679 to 29,231 shares of Class A shares in the amount of $294,679.
#  See Note 2
(1)Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (continued)

                                                Tax Managed Equity Fund#
                        -----------------------------------------------------------------------
                                                        Class A
                        -----------------------------------------------------------------------
                                For the                  For the                 For the
                               year ended          eleven months ended          year ended
                           September 30, 2005       September 30, 2004       October 31, 2003
                        ----------------------   ----------------------   ---------------------
                          Shares      Amount       Shares      Amount      Shares      Amount
                        --------   -----------   --------   -----------   --------  -----------
Shares sold............   48,008+  $   561,687+    84,726@  $   934,523@    70,444  $   672,205
Reinvested dividends...    5,392        64,327         --            --         --           --
Shares redeemed........ (305,640)   (3,583,246)  (299,486)   (3,349,507)  (494,385)  (4,600,304)
                        --------   -----------   --------   -----------   --------  -----------
Net increase (decrease) (252,240)  $(2,957,232)  (214,760)  $(2,414,984)  (423,941) $(3,928,099)
                        ========   ===========   ========   ===========   ========  ===========

                                                Tax Managed Equity Fund#
                        -----------------------------------------------------------------------
                                                        Class B
                        -----------------------------------------------------------------------
                                For the                  For the                 For the
                               year ended          eleven months ended          year ended
                           September 30, 2005       September 30, 2004       October 31, 2003
                        ----------------------   ----------------------   ---------------------
                          Shares      Amount       Shares      Amount      Shares      Amount
                        --------   -----------   --------   -----------   --------  -----------
Shares sold............   18,771   $   212,088     75,226   $   808,880     74,626  $   688,358
Reinvested dividends...       --            --         --            --         --           --
Shares redeemed........ (501,702)+  (5,676,515)+ (495,633)@  (5,346,758)@ (768,187)  (6,967,422)
                        --------   -----------   --------   -----------   --------  -----------
Net increase (decrease) (482,931)  $(5,464,427)  (420,407)  $(4,537,878)  (693,561) $(6,279,064)
                        ========   ===========   ========   ===========   ========  ===========

                                                Tax Managed Equity Fund#
                        -----------------------------------------------------------------------
                                                       Class C(1)
                        -----------------------------------------------------------------------
                                For the                  For the                 For the
                               year ended          eleven months ended          year ended
                           September 30, 2005       September 30, 2004       October 31, 2003
                        ----------------------   ----------------------   ---------------------
                          Shares      Amount       Shares      Amount      Shares      Amount
                        --------   -----------   --------   -----------   --------  -----------
Shares sold............   67,543   $   758,473     68,670   $   736,427    168,595  $ 1,555,227
Reinvested dividends...       --            --         --            --         --           --
Shares redeemed........ (522,887)   (5,947,995)  (648,369)   (6,961,518)  (910,268)  (8,270,207)
                        --------   -----------   --------   -----------   --------  -----------
Net increase (decrease) (455,344)  $(5,189,522)  (579,699)  $(6,225,091)  (741,673) $(6,714,980)
                        ========   ===========   ========   ===========   ========  ===========

--------
+ Includes automatic conversion of 8,010 shares of Class B shares in the amount of $88,782 to 7,732 shares of Class A shares in the amount of $88,782.
@ Includes automatic conversion of 11,528 shares of Class B shares in the amount of $120,142 to 11,144 shares of Class A shares in the amount of $120,142.
#  See Note 2
(1)Effective February 23, 2004, Class II shares were redesignated to Class C shares.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (continued)


Note 8. Line of Credit

   The SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the period ended September 30, 2005, the following Funds had borrowings:

                                                                 Weighted
                                  Days     Interest Average Debt Average
Fund                           Outstanding Charges    Utilized   Interest
----                           ----------- -------- ------------ --------
Blue Chip Growth..............      73      $3,385   $  516,998    3.28%
Growth Opportunities..........       1          81    1,136,911    2.56
New Century...................      11         547      773,780    2.30
Growth and Income.............       1         102      982,664    3.75
Balanced Assets...............     100       5,852      715,532    3.03
International Equity..........      59       1,413      261,024    3.27
Value.........................       2         344    1,643,268    3.78
Biotech/Health................       9         771    1,106,751    2.83

   At September 30, 2005, there were no borrowings outstanding.

Note 9. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended September 30, 2005, none of the Funds participated in this program.

Note 10. Transactions with Affiliates

   As disclosed in the portfolio of investments, certain Funds own common stock issued by American International Group, Inc. ("AIG") or an affiliate thereof. SAAMCo, the Investment Adviser, is a wholly-owned subsidiary of AIG. During the period ended September 30, 2005, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                        Market                                                   Market
                                       Value at                                    Change in    Value at
                                     September 30,  Cost of  Cost of   Realized   Unrealized  September 30,
Fund                 Security Income     2004      Purchases  Sales   Gain (Loss) Gain (Loss)     2005
----                 -------- ------ ------------- --------- -------- ----------- ----------- -------------
Tax Managed Equity..   AIG    $1,028   $543,920       $--    $455,586  $(101,022)   $12,688        $--

Note 11. Trustees Retirement Plan

   The Trustees of the SunAmerica Equity Funds have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the AIG SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (continued)

   amounts credited under the preceding clause during prior years is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   The following amounts for the Retirement Plan Liabilities are included in the Trustee fees and expenses payable line on the Statement of Assets and Liabilities and the Amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                     Retirement Plan Retirement Plan Retirement Plan
Fund                    Liability        Expense        Payments
----                 --------------- --------------- ---------------
                                As of September 30, 2005
-                    -----------------------------------------------
Blue Chip Growth....     $30,547         $1,248          $2,412
Growth Opportunities      25,449          1,306           1,749
New Century.........      49,071          1,189           4,247
Growth and Income...      39,117          2,087           2,456
Balanced Assets.....      85,134          2,659           7,104
International Equity      17,785            972           1,253
Value...............      29,519          2,432           1,886
Biotech/Health......       5,244            492             257
Tax Managed Equity..      10,587            624             588

Note 12. Investment Concentration

   Some of the Funds may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primary risks of the International Equity Fund. At September 30, 2005, the International Equity Fund had approximately 25% of its net assets invested in equity securities of companies domiciled in Japan.

Note 13. Subsequent Event

   At a meeting of the Board, held on September 26, 2005, the Board, including the Disinterested Trustees, approved the termination of J.P. Morgan Fleming Asset Management, Inc. as Subadviser to the Tax Managed Equity Fund. Effective November 1, 2005 day-to-day management of the Fund has been assumed by SAAMCo pursuant to the Advisory Agreement last approved by the Board on August 31, 2005.

Note 14. Other Information

   On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. ("AIG") as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Funds. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

   AIG is the indirect parent company and an affiliated person of the AIG SunAmerica Asset Management Corp. ("Adviser"), AIG SunAmerica Capital Services, Inc. (the "Distributor") and AIG Global Investment Corp. (the "Subadviser"). Neither the Adviser, the Distributor, the Subadviser or their respective officers and directors nor the Funds have been named in the complaint, and the complaint does not seek any penalties against them.

   In the Adviser's view, the matters alleged in the lawsuit are not material in relation to the financial position of the Adviser, the Distributor or the Subadviser, or to their ability to provide their respective services to the Funds. Due to a provision in the law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then the Adviser, the Distributor and the Subadviser will need to obtain permission from the Securities and Exchange Commission to continue to service the Funds. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

        SunAmerica Equity Funds
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of SunAmerica Equity Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SunAmerica Balanced Assets Fund, SunAmerica Blue Chip Growth Fund, SunAmerica Growth and Income Fund, SunAmerica Growth Opportunities Fund, and SunAmerica New Century Fund as of September 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. Additionally, we have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the SunAmerica International Equity Fund as of September 30, 2005, and the related statement of operations, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. Additionally, we have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SunAmerica Biotech/Health Fund, SunAmerica Value Fund, and Tax-Managed Equity Fund as of September 30, 2005, and the related statements of operations, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2001 for the SunAmerica International Equity Fund were audited by other auditors whose report dated December 14, 2001, expressed an unqualified opinion on those financial highlights. The statement of changes in net assets and financial highlights for the each of the periods presented through October 31, 2003 for the SunAmerica Biotech/Health Fund, SunAmerica Value Fund, and Tax-Managed Equity Fund were audited by other auditors whose report dated December 17, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SunAmerica Balanced Assets Fund, SunAmerica Blue Chip Growth Fund, SunAmerica Growth and Income Fund, SunAmerica Growth Opportunities Fund, and SunAmerica New Century Fund, as of September 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SunAmerica International Equity Fund as of September 30, 2005, the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SunAmerica Biotech/Health Fund, SunAmerica Value Fund, and Tax-Managed Equity Fund, as of September 30, 2005, the results of their operations, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Houston, Texas
November 18, 2005

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2005 -- (unaudited)


Approval of the Advisory Agreement and Subadvisory Agreements:

The Board of Trustees (the "Board"), including the Trustees that are not interested persons of SunAmerica Equity Funds (the "Funds") (the "Disinterested Trustees"), last approved the Investment Advisory and Management Agreement between the Funds and AIG SunAmerica Asset Management Corp. ("SAAMCo") (the "Advisory Agreement") for a period of one year, at a meeting held on August 31, 2005. At this same meeting, the Board also approved the renewal of subadvisory agreements between SAAMCo and AIG Global Investment Company ("AIGGIC") and J.P. Morgan Investment Management Inc. ("J.P. Morgan") (each a "Subadviser" and collectively the "Subadvisers") with respect to the SunAmerica International Equity Fund and Tax Managed Equity Fund, respectively (each a "Subadvisory Agreement" and collectively, the "Subadvisory Agreements").

The Board noted that the discussion and approval of the Advisory Agreement and Subadvisory Agreements at the August 31, 2005 meeting was the culmination of numerous discussions and meetings that had taken place in recent months. The Board further noted that certain members of the Board had met with senior management on numerous occasions and had in-depth discussions regarding the Funds' performance, advisory expenses and other fees and negotiations with respect to advisory expenses.

In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), the Board was provided with materials relating to its consideration of the Advisory Agreement. These materials assisted the Board in analyzing: (1) the nature, extent and quality of services to be provided by SAAMCo and the Subadvisers, including administrative and shareholder services to be provided by SAAMCo and certain other affiliated companies; (2) the costs of services to be provided and benefits realized by SAAMCo and the Subadvisers, including a comparison of fees and expense ratios of other similar funds, as well as SAAMCo's profitability and financial condition; (3) the terms of the Advisory Agreement and Subadvisory Agreements; (4) economies of scale and whether the fee levels reflect these economies of scale; (5) SAAMCo's overall organization, compliance policies and history, as well as the Subadvisers' compliance policies and history; and (6) the investment performance of the Funds in their peer groups ("Peer Groups") as determined by Lipper, Inc. ("Lipper") and as compared to their relevant benchmarks and indices. Experienced counsel that is independent of SAAMCo provided advice to the Disinterested Trustees ("Independent Counsel"). The Disinterested Trustees considered additional information, such as expense and other comparative data from Lipper. In considering these factors, as described in more detail below, the Board did not identify any single factor or group of factors as being more important than the others, but considered all factors together.

Nature, Extent and Quality of Services

The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by SAAMCo. In making its evaluation, the Board considered that SAAMCo acts as investment manager and adviser to the Funds, manages the daily business affairs of the Funds, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies. Additionally, SAAMCo provides office space, accounting, legal, compliance, clerical and administrative services (exclusive of, and in addition to, overseeing of any such service provided by any others retained by the Funds), and has authorized its officers and employees, if elected, to serve as officers or trustees of the Funds without compensation. Finally, SAAMCo is responsible for monitoring and reviewing the activities of third-party service providers.

In making their determination regarding the nature and quality of SAAMCo's services, the Trustees considered SAAMCo's responsibility to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration of the Funds. With respect to the Funds for which SAAMCo retains daily investment management responsibility, the Board also reviewed the experience of the portfolio managers and research staff, SAAMCo's investment style and process, and the level and process of monitoring the managers. The Board also reviewed the performance of the Funds, the details of which are described below.

The Board also reviewed the compliance and administrative services of SAAMCo. The Board noted that SAAMCo provides and compensates a Chief Compliance Officer for the Funds, and that SAAMCo maintains a compliance staff of nine people. The Board analyzed the structure and duties of SAAMCo's accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds.

With respect to the Funds for which SAAMCo has delegated daily investment management responsibilities to a Subadviser, the Board also considered the nature, quality and extent of services to be provided by each Subadviser. The Board considered that the Subadvisers are responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund. The Board reviewed each Subadviser's history, structure and size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. With respect to administrative services to be provided by the Subadvisers, the board considered that each Subadviser provides assistance in general marketing assistance and has developed internal procedures for monitoring compliance with investment objectives, policies and restrictions of the Fund as set forth in the prospectus.

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2005 -- (unaudited) (continued)


The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and the Subadvisers and that there was a reasonable basis on which to conclude that SAAMCo and the Subadvisers would continue to provide a high quality of investment management services.

Fees and Expenses

The Board, including the Disinterested Trustees, reviewed information regarding the fees paid by the Funds to SAAMCo for investment advisory and management services. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of SAAMCo's services and any additional benefits received by SAAMCo or its affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the fees, the Board received reports prepared independently by Lipper detailing comparative advisory fee and other information of the Funds' peer groups as determined objectively by Lipper, and rankings within the relevant Lipper categories. The Board also received reports prepared by SAAMCo (including reports on investment management fees charged by SAAMCo to other funds it manages) and by the Board's independent counsel. In considering the reasonableness of the advisory fee, the Board reviewed a number of expense comparisons, including: (i) contractual management fees; (ii) actual total expenses; and (iii) actual and allowable Rule 12b-1 and non-12b-1 fees. The Board also took into account that certain fee arrangements included breakpoints that will adjust the fee downward as the size of Funds increase, thereby allowing the shareholders to participate in economies of scale. The Board noted that for the fee arrangements for the SunAmerica International Equity Fund, SunAmerica Value Fund, SunAmerica Biotech/Health Fund and the Tax Managed Equity Fund, which do not contain breakpoints, contractual expense caps have been implemented. The expense caps have been agreed to by SAAMCo and approved by the Board. The Board noted that expense caps benefited shareholders to a similar extent as if breakpoints in the Advisory Agreement were implemented (by keeping fees down even in the absence of economies of scale). The Board also reviewed the reports from the past year on soft dollar commissions. These reports included information on brokers and total commissions paid for each Fund. The reports also detailed the types of research and other services SAAMCo obtained in connection with soft dollar commissions.

Additionally, the Board reviewed the Funds' expense ratios and analyzed the expense reimbursements and net expense ratio caps contractually agreed upon by SAAMCo. The Board compared the Funds' net expense ratios to those of other funds within their respective Lipper peer groups. Based upon the reports prepared by Lipper and other information provided by SAAMCo and by counsel to the Disinterested Trustees, the Board was satisfied that the fee and expense ratios of the Funds were acceptable given the quality of services expected to be provided and were comparable to the fee and expense ratios of similar funds within the same Lipper peer groups.

In considering the subadvisory fees, the Board, including the Disinterested Trustees, considered that applicable Funds pay a fee to SAAMCo pursuant to the Advisory Agreement, and that, in turn, SAAMCo, rather than the Funds, pays a fee to each Subadviser. Therefore, the Board considered the amount retained by SAAMCo and the fee paid to the Subadvisers with respect to the different services provided by the Subadvisers.

The Board considered that each of the Subadvisory Agreements contained breakpoints in the fee schedule if the SunAmerica International Equity Fund and Tax Managed Equity Funds reached certain asset levels. The Board noted that such breakpoints would not directly benefit the shareholders, but would result in SAAMCo retaining a larger portion of the advisory fee. The Board, however, was satisfied that SAAMCo had implemented expense caps which benefited shareholders, as described above.

On the basis of the information considered, the Board was satisfied that the advisory and subadvisory fee rates were fair in light of the usual and customary charges made for services of the same nature and quality. The Board, however, did negotiate a waiver of a portion of fees with respect to certain Funds as described more fully below under "Investment Performance."

Costs of Services and Benefits Derived, as well as the Adviser's Profitability and Financial Condition.

The Board, including the Disinterested Trustees, considered the direct and indirect costs and benefits of SAMMCo's providing services to the Funds. The Board reviewed financial statements relating to SAAMCo's profitability and financial condition with respect to the services it provided the Funds, and considered how profit margins could affect SAAMCo's ability to attract and retain qualified investment personnel. The Board concluded that SAAMCo had a satisfactory financial condition, and that their profitability was not excessive as compared to standards set forth in applicable Court cases and other available industry information.

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2005 -- (unaudited) (continued)


With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that (1) any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Funds are inconsequential to the analysis of the adequacy of the advisory fees, and
(2) any collateral benefits derived as a result of providing advisory services to the Funds are de minimis and do not impact upon the reasonableness of the advisory fee. The Board also considered the reputational value to SAAMCo from serving as investment adviser.

The Board also considered fees and, where applicable, profits earned by affiliates for providing other services to the Funds, and, as described above, research and other services SAAMCo obtained in connection with soft dollar commissions. The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Funds were not excessive.

Terms of the Advisory Agreement and Subadvisory Agreements

The Board, including the Disinterested Trustees, received a draft of the proposed Advisory Agreement and Subadvisory Agreements. The Board considered that they may be renewed from year to year, so long as their continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act and that the Agreements provide that they will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the agreement.

In reviewing the terms of the Advisory Agreement, the Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and Officers who are employees of SAAMCo. The Board noted, however, that the Funds bear certain proxy-related expenses. The Board also considered the termination and liability provisions of the Advisory Agreement.

With respect to the Subadvisory Agreements, the Board further considered, that under the terms of each Subadvisory Agreement, the Subadviser is not liable to the Fund, or its shareholders, for any act or omission by the Subadviser or for any losses sustained by the Fund, or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence and reckless disregard of obligations or duties. The Board also considered that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations.

Economies of Scale

The Board, including the Disinterested Trustees, considered whether the Funds have benefited from economies of scale and whether there is potential for future realization of economies with respect to the Funds. The Board concluded that any potential economies of scale are being shared between shareholders and SAAMCo in an appropriate manner. The Board considered that the Funds in the AIG SunAmerica complex share common resources and as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of SAAMCo as it adds labor and capital to expand the scale of operations.

The Board concluded that the advisory fee structure was reasonable and that no changes were currently necessary to further reflect economies of scale. The Board noted that it will continue to review fees, including breakpoints and expense caps in connection with contract renewals.

The Overall Organization of SAAMCo

The Trustees considered the benefit to shareholders of investing in a Fund that is part of a family of funds offering a variety of types of mutual funds and shareholder services. The Trustees also considered SAAMCo's experience in providing management and investment advisory services to advisory clients, including approximately 130 mutual funds (not including the Funds), and the fact that SAAMCo currently managed, advised and/or administered approximately $42 billion of assets. The Trustees also considered SAAMCo's record of compliance with each Funds' objectives, strategies and restrictions and its positive regulatory and compliance history. The Trustees also considered SAAMCo's relationships with its affiliates and the resources available to them.

Compliance

The Board considered SAAMCo's and the Subadvisers' compliance and regulatory history, and inquired whether SAAMCo or either Subadviser had been the target of any regulatory actions or investigations. In addition, the Board reviewed information concerning SAAMCo's compliance staff that would be responsible for providing compliance functions on behalf of the Funds. Finally, the Board reviewed the Code of Ethics of SAAMCo and the Subadvisers, and determined that they contain provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts by personnel in connection with their personal transactions in securities held or to be acquired by the Funds.

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2005 -- (unaudited) (continued)


Investment Performance

The Board regularly reviews the performance of the Funds over various periods of time. At the Board meeting held on August 31, 2005, in connection with the approval of the continuation of the Advisory Agreement and the Subadvisory Agreements, the Board reviewed the Funds' annualized total return for the one-, two-, three-, four-, five- and ten-year periods (for those Funds that do not have ten years of performance history, the Board reviewed performance history since the Fund's inception). The Board, including the Disinterested Trustees, received and reviewed information regarding the investment performance of the Funds as compared to their respective benchmarks, the performance of the Funds' Peer Groups, and to an appropriate index or combination of indices.

In preparation for the August 31, 2005 meeting, the Board was provided with performance reports independently prepared by Lipper. Based on the Lipper reports, the Board reviewed the Funds' annualized total return for the prior one-, two-, three-, four-, five-, and ten-year periods ending on June 30, 2005. The Board also received a report prepared by SAAMCo's management which detailed the Funds' performance with respect to 2005. The Trustees noted that the Funds generally were providing competitive performance for long-term investors, but noted the performance in particular with respect to the SunAmerica Blue Chip Growth Fund, SunAmerica Balanced Assets Fund and the SunAmerica Growth Opportunities Fund, which lagged performance within their peer groups for certain periods. Members of the Board and management of SAAMCo discussed SAAMCo's plans to improve performance of these Funds. In this connection, the Board noted steps taken by management of SAAMCo including past and present plans with respect to investment and trading personnel. The Board received a report prepared by SAAMCo's management which showed that SAAMCo had steadily increased its staff in the investments and trading department over the past couple of years. Such increases in staff included the hiring of new analysts and portfolio managers. The Board noted that SAAMCo previously agreed to hire a Chief Investment Officer and expand the department and that the report demonstrated that SAAMCo was committed to enhancing the Funds' performance by increasing the number of qualified personnel. The Board recognized that SAAMCo regularly apprised the Board regarding personnel plans and fulfillment thereof and requested that SAAMCo continue to keep the Board so apprised.

In reviewing the performance of AIGGIC the Board noted that it was satisfied with its performance in managing the SunAmerica International Equity Fund. In making this determination the Board considered that AIGGIC's performance has improved during the past year and its Lipper peer rankings with respect to certain periods compared favorably. In reviewing the performance of J.P. Morgan's management of the Tax Managed Equity Fund, the Board noted that performance continues to lag its Lipper peer group and appropriate indices with respect to certain periods. SAAMCo's management reported to the Board that during the past year J.P. Morgan had made adjustments to their investment process and portfolio management team but that they would continue to carefully monitor performance and report to the Board.

Conclusion

After a full and complete discussion, and following negotiations with SAAMCo's management, the Board renewed the Advisory and Subadvisory Agreements with respect to each of the Funds for a period of one year, subject to a waiver by SAAMCo of advisory fees in the amount of .05% of average daily net assets with respect to the following Funds to commence on or about October 1, 2005:
SunAmerica Blue Chip Growth Fund; SunAmerica Balanced Assets Fund; and SunAmerica Growth Opportunities Fund. The Board noted that the waiver was temporary and may be discontinued by SAAMCo without notice to shareholders, subject to approval by the Board. The Board indicated that it would carefully monitor the performance of the Funds and the actions taken by SAAMCO to enhance the investments department, and that the Board would take appropriate action, as necessary, in an effort to enhance performance. The Board further noted that the approval of the Subadvisory Agreement with J.P. Morgan with respect to the Tax Managed Equity Fund was subject to a subsequent report on the Fund's performance and recommendations by SAAMCo./1/

Based on their evaluation of all material factors and assisted by the advice of independent counsel, the Board, including the Disinterested Trustees, were satisfied that the terms of the Advisory Agreement and Subadvisory Agreements were fair, and in the best interest of the Funds and its shareholders, and that the advisory fee rates provided in the Advisory Agreement are acceptable in light of the usual and customary charges made for services of similar nature and quality. In arriving at a decision to approve the continuation of the Advisory Agreement and Subadvisory Agreements, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.

--------
/1/ At a meeting of the Board, held on September 26, 2005, the Board, including the Disinterested Trustees, approved the termination of J.P. Morgan as Subadviser to the Tax Managed Equity Fund. Effective November 1, 2005 day-to-day management of the Fund has been assumed by Paul Ma of SAAMCo pursuant to the Advisory Agreement last approved by the Board on August 31, 2005.

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- September 30, 2005 -- (unaudited)

The following table contains basic information regarding the Trustees and Officers that oversee operations of the Funds and other investment companies within the Fund complex.

                                                                                 Number of
                        Position     Term of                                   Portfolios in
        Name,          Held With    Office and                                 Fund Complex
     Address and       SunAmerica   Length of        Principal Occupations      Overseen by       Other Directorships
    Date of Birth*      Complex   Time Served(4)      During Past 5 Years       Trustee(1)        Held by Trustee(2)
---------------------- ---------- -------------- ----------------------------- ------------- -----------------------------
Trustees

Jeffrey S. Burum        Trustee    2004-Present  Founder and CEO of                 40       None
DOB: February 27, 1963                           National Housing
                                                 Development Corporation
                                                 (January 2000 to present);
                                                 Founder, Owner and Partner
                                                 of Colonies Crossroads, Inc.
                                                 (January 2000 to present);
                                                 Owner and Managing
                                                 Member of Diversified
                                                 Pacific Development Group
                                                 LLC (June 1990 to present).

Dr. Judith L. Craven    Trustee    2001-Present  Retired.                           80       Director, A.G. Belo
DOB: October 6, 1945                                                                         Corporation (1992 to
                                                                                             present); Director, Sysco
                                                                                             Corporation (1996 to
                                                                                             present); Director, Luby's,
                                                                                             Inc. (1998 to present):
                                                                                             Director, University of Texas
                                                                                             Board of Regents
                                                                                             (2001-Present).

William F. Devin        Trustee    2001-Present  Retired.                           80       Member of the Board of
DOB: December 30, 1938                                                                       Governors, Boston Stock
                                                                                             Exchange (1985-Present).

Samuel M. Eisenstat     Chairman   1986-Present  Attorney, solo practitioner.       50       Director, North European Oil
DOB: March 7, 1940      of the                                                               Royalty Trust.
                        Board

Stephen J. Gutman       Trustee    1986-Present  Associate, Corcoran Group          50       None
DOB: May 10, 1943                                (Real Estate) (2003 to
                                                 present); Partner and Member
                                                 of Managing Directors, Beau
                                                 Brummell-Soho LLC
                                                 (Licensing of menswear
                                                 specialty retailing and other
                                                 activities) (June 1988 to
                                                 present).

Peter A. Harbeck(3)     Trustee    1995-Present  President, CEO and Director,       89       None
DOB: January 23, 1954                            SAAMCo. (August 1995 to
                                                 present); Director, AIG
                                                 SunAmerica Capital
                                                 Services, Inc. ("SACS")
                                                 (August 1993 to present)
                                                 President and CEO, AIG
                                                 Advisor Group, Inc. (June
                                                 2004 to present).

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- September 30, 2005 -- (unaudited) (continued)

                                                                                Number of
                       Position     Term of                                   Portfolios in
       Name,          Held With    Office and                                 Fund Complex
    Address and       SunAmerica   Length of        Principal Occupations      Overseen by      Other Directorships
   Date of Birth*      Complex   Time Served(4)      During Past 5 Years       Trustee(1)       Held by Trustee(2)
--------------------- ---------- -------------- ----------------------------- ------------- ---------------------------
William J. Shea(5)    Trustee     2004-Present  President and CEO, Conseco,        50       Chairman of the Board,
DOB: February 9, 1948                           Inc. (Financial Services)                   Royal and SunAlliance,
                                                (2001-2004); Chairman of                    U.S.A., Inc. (March 2005 to
                                                the Board of Centennial                     present); Director, Boston
                                                Technologies, Inc. (1998 to                 Private Holdings (October
                                                2001); Vice Chairman, Bank                  2004 to present).
                                                Boston Corp. (1993-1998)

Officers

Vincent M. Marra      President   2003-Present  Senior Vice President and          N/A      N/A
DOB: May 28, 1950                               Chief Operating Officer,
                                                SAAMCo (February 2003 to
                                                Present); Chief
                                                Administrative Officer, Chief
                                                Operating Officer and Chief
                                                Financial Officer, Carret &
                                                Co., LLC (June 2002 to
                                                February 2003); President
                                                and Chief Operating Officer,
                                                Bowne Digital Solutions
                                                (1999 to May 2002)

Donna M. Handel       Treasurer   2002-Present  Senior Vice President,             N/A      N/A
DOB: June 25, 1966                              SAAMCo (December 2004
                                                to Present); Vice President,
                                                SAAMCo (1997 to
                                                December 2004), Assistant
                                                Treasurer (1993 to 2002)

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (17 portfolios), SunAmerica Focused Alpha Growth Fund (1 fund), SunAmerica Focused Alpha Large-Cap Fund (1 fund), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC Company I (24 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios) and AIG Series Trust (4 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Trustee, as defined within the Investment Company Act of 1940, because he is an officer and a director of the advisor and a director of the principal underwriter of, the Trust.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan as discussed in Note 11 of the financial statements.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling
(800) 858-8850.

        SunAmerica Equity Funds
        SHAREHOLDER TAX INFORMATION -- (unaudited)

Certain tax information regarding the SunAmerica Equity Funds is required to be provided to shareholders based upon each Fund's income and distributions for the taxable year ended September 30, 2005. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2005. The information necessary to complete your income tax returns will be included with your Form 1099-DIV to be received under separate cover in January 2006.

During the year ended September 30, 2005 the Funds paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

                                            Net          Net        Net Long-   Qualifying % for the
                                 Total   Investment  Short-Term       Term         70% Dividends
                               Dividends   Income   Capital Gains Capital Gains  Received Reduction
                               --------- ---------- ------------- ------------- --------------------
Blue Chip Growth Class A......   $  --     $  --        $  --         $  --               -- %
Blue Chip Growth Class B......      --        --           --            --                --
Blue Chip Growth Class C......      --        --           --            --                --
Blue Chip Growth Class I......      --        --           --            --                --
Growth Opportunities Class A..      --        --           --            --                --
Growth Opportunities Class B..      --        --           --            --                --
Growth Opportunities Class C..      --        --           --            --                --
Growth Opportunities Class I..      --        --           --            --                --
New Century Class A...........      --        --           --            --                --
New Century Class B...........      --        --           --            --                --
New Century Class C...........      --        --           --            --                --
Growth & Income Class A.......    0.11      0.11           --            --            100.00
Growth & Income Class B.......      --        --           --            --                --
Growth & Income Class C.......      --        --           --            --                --
Growth & Income Class I.......    0.14      0.14           --            --            100.00
Balanced Assets Class A.......    0.24      0.24           --            --             78.60
Balanced Assets Class B.......    0.15      0.15           --            --             78.60
Balanced Assets Class C.......    0.15      0.15           --            --             78.60
Balanced Assets Class I.......    0.28      0.28           --            --             78.60
International Equity Class A..      --        --           --            --                --
International Equity Class B..      --        --           --            --                --
International Equity Class C..      --        --           --            --                --
International Equity Class I..      --        --           --            --                --
Value Class A.................    2.07      0.29         1.12          0.66             47.68
Value Class B.................    1.96      0.18         1.12          0.66             47.68
Value Class C.................    1.96      0.18         1.12          0.66             47.68
Value Class I.................    2.08      0.30         1.12          0.66             47.68
Value Class Z.................    2.17      0.39         1.12          0.66             47.68
Biotech/Health Class A........      --        --           --            --                --
Biotech/Health Class B........      --        --           --            --                --
Biotech/Health Class C........      --        --           --            --                --
Tax Managed Equity Class A....    0.06      0.06           --            --            100.00
Tax Managed Equity Class B....      --        --           --            --                --
Tax Managed Equity Class C....      --        --           --            --                --

The International Equity Fund intends to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. The total amount of foreign taxes passed through to the shareholders for the fiscal year ended September 30, 2005 was $233,996. The gross foreign source income for the information reporting is $1,812,604.

For the year ended September 30, 2005, certain dividends paid by the following funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

                   Fund                             Income
                   ----                           -----------
                   Growth & Income............... $   588,836
                   Balanced Assets...............   3,278,600
                   Value.........................  16,513,550
                   Tax Managed Equity............      69,828

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the SunAmerica Equity Funds' portfolios to a similar investment in an index or indices. Please note that "inception" as used herein reflects the date on which a specific class of Fund shares commenced operations. It is important to note that the SunAmerica Equity Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the class of that particular Fund which has been in existence the longest. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)

Blue Chip Growth Fund

For the annual period ending September 30, 2005, the SunAmerica Blue Chip Growth Fund Class B returned 7.17% at NAV, trailing its benchmarks, the Russell 1000 Growth Index and the S&P 500 Index, which returned 11.60% and 12.25% for the same period, respectively.

Over the past twelve months, equity market conditions have been challenging, as the economy dealt with rising interest rates and commodity price trends. While large-cap growth stocks did appreciate during the annual period, their results significantly lagged the returns generated by the small- and mid-cap categories.

During the opening months of the annual period, equity prices staged a powerful recovery following the outcome of the 2004 presidential election. The equity market lost ground in the first quarter of 2005 as fears of higher oil prices, increasing interest rates, mounting inflationary pressures, and slowing corporate earnings weighed heavily on the markets. Stocks resumed their upward climb in early April, with most indices setting peaks in the summer. As the fourth quarter of the annual period began, investors marked the one-year anniversary of the Federal Reserve tightening cycle, oil had recently broken $60 per barrel, and bonds remained quite strong, yielding 3.91% on the 10-year Treasury note. Despite this backdrop, the U.S. equity market continued to benefit from positive profit growth. Economic growth remained solid, with second quarter Gross Domestic Product increasing 3.3%. As the summer progressed, however, fears of faster economic growth and higher inflation caused the domestic equity markets to correct, and investors seemingly focused on a longer tightening cycle by the Federal Reserve.

With respect to sector selection, strong stock selection in the Financial sector was the leading contributor to overall Fund performance despite the rising interest rate environment. With respect to stock sector weighting vis-a-vis the Fund's benchmark, under-weight positions in the Healthcare and Consumer Staples groups assisted the portfolio's performance, as did over-weight exposure to the Industrial and Energy sectors. On the other hand, no exposure to the Utility group, the best performing industry category during the annual period, negatively impacted results, as did disappointing stock selection in the Consumer Discretionary, Energy, and Information Technology sectors.

Leading contributors to performance for the annual period included Amgen, Inc., PacifiCare Health Systems, Inc., Transocean, Inc., Intel Corp., and Texas Instruments, Inc. Stocks which detracted from performance included Wal-Mart Stores, Biogen Idec, Inc., International Business Machines Corp., Nokia Oxj Sponsored ADR, and Zimmer Holdings, Inc.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)


Over the past ten years, $10,000 invested in Blue Chip Growth Fund Class B shares would have increased to $16,842. The same amount invested in securities mirroring the performance of the S&P 500 Index and the Russell 1000 Growth Index would be valued at $24,753 and $19,473, respectively.

                                    [CHART]

                      Class A            Class B           Class C++           Class I
                 ------------------ ------------------ ------------------ ------------------
                 Average            Average            Average            Average
Blue Chip Growth Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return   Return+   Return   Return+   Return   Return+   Return    Return
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return      1.74%    7.95%     3.17%    7.17%     5.96%    6.96%    8.26%     8.26%
--------------------------------------------------------------------------------------------
5 Year Return    -10.41%  -38.76%   -10.31%  -40.96%   -10.07%  -41.18%      N/A       N/A
--------------------------------------------------------------------------------------------
10 Year Return     5.36%   78.82%     5.35%   68.42%       N/A      N/A      N/A       N/A
--------------------------------------------------------------------------------------------
Since Inception*   6.06%  114.62%     8.23%  408.09%    -3.14%  -19.13%   -1.56%    -5.89%
--------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
* Inception date: Class A 10/08/93; Class B 03/13/85; Class C 02/02/99; Class I 11/16/01.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2005, the SunAmerica Blue Chip Growth Class B returned 3.17% compared to 11.60% for the Russell 1000 Growth Index and 12.25% for the S&P 500 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)

Growth Opportunities Fund

For the annual period ending September 30, 2005, the SunAmerica Growth Opportunities Fund Class A returned 19.19% at NAV. The Fund's performance benchmark, Russell Mid-Cap Growth, returned 23.47% over the same period.

While the major U.S. market indices delivered positive returns during the annual period, small-cap stocks outperformed their large-cap brethren. The fiscal year began on a positive note for the small-cap growth category, as the outcome of the presidential election raised the probability of permanent tax cuts and continued pro-growth policies. In the following quarter, small-cap stocks exhibited volatility as mixed macroeconomic data, a possible acceleration in the pace of interest rate increases by the Federal Reserve, and renewed inflation concerns resurfaced. Overall, the Russell Mid-Cap Growth Index appreciated 23.74% for the period, as all major sectors delivered positive returns. Utilities, while only comprising a 1% weight in the benchmark, delivered a 80.78% return, the highest of any sector. The Energy (5% weight) and Telecom Services (1% weight) groups also delivered sizeable gains of 59.21% and 66.96%, respectively. The two largest components of the Russell Mid-Cap Growth Index, Consumer Discretionary (24% weight) and Information Technology (20% weight) delivered returns of 14.49% and 21.73%, respectively.

Sector selection positively impacted results. Specifically, an overweight position in Energy and Information Technology sectors provided relative out-performance, as did under-weight exposure to the Consumer Discretionary group. Additionally, security selection in the Energy, Healthcare, and Industrial segments also proved beneficial. Detracting from performance was a combination of an over-weight position and stock selection in the Financial sector. Disappointing security selection in the Consumer Discretionary, Information Technology, and Consumer Staples groups also negatively impacted results.

Top-performing equity selections included Global Industries, LCA-Vision, TODCO, Hornbeck Offshore Services, Inc. and Ametek, Inc. Portfolio laggards included SupportSoft, Piper Jaffray, Niku, Applebee's International, and Cypress Bioscience.

Finally, the Fund's portfolio manager during the majority of the period, Brian Clifford, left the firm in September 2005. A team of SunAmerica investment professionals are now responsible for the day-to-day management of the Funds. This team is overseen by Tim Pettee, Chief Investment Officer and Senior Vice-President of AIG SunAmerica and Lead Portfolio Manager to the Funds. Mr. Pettee is responsible for managing the team which consists of other co-portfolio managers and research analysts; he also has primary investment discretion for the Funds. The other members of Mr. Pettee's team are Andrew Sheridan, Brendan Voege, Allison Larkin, Dawn Schuchman, Soraya Benitez and Ben Barrett. These six members of Mr. Pettee's team are primarily responsible for research and making recommendations in regards to the selection of securities. Mr. Pettee is the only person who has actual discretion over the purchase and sale of securities on behalf of the Funds.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)


Over the past ten years, $10,000 invested in Growth Opportunities Fund Class A shares would have increased to $16,816. The same amount invested in securities mirroring the performance of the Russell Mid-Cap Growth Index would be valued at $23,894.

                                    [CHART]

              Growth Opportunities Class A       Russell Mid-Cap Growth Index
              ----------------------------       ----------------------------
 9/30/1995               $ 9,423                           $10,000
 9/30/1996                10,641                            11,633
10/31/1997                12,295                            14,326
 9/30/1998                12,390                            13,669
 9/30/1999                18,885                            18,752
 9/30/2000                38,155                            30,073
 9/30/2001                15,938                            14,505
 9/30/2002                10,315                            12,257
 9/30/2003                14,201                            17,024
 9/30/2004                14,118                            19,352
 9/30/2005                16,816                            23,894



                      Class A            Class B           Class C++           Class I
                 ------------------ ------------------ ------------------ ------------------
    Growth       Average            Average            Average            Average
 Opportunities   Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund        Return   Return+   Return   Return+   Return   Return+   Return    Return
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     12.36%   19.19%    14.34%   18.34%    17.37%   18.37%   19.56%    19.56%
--------------------------------------------------------------------------------------------
5 Year Return    -16.11%  -55.93%   -16.01%  -57.45%   -15.72%  -57.47%      N/A       N/A
--------------------------------------------------------------------------------------------
10 Year Return     5.33%   78.46%     5.35%   68.48%       N/A      N/A      N/A       N/A
--------------------------------------------------------------------------------------------
Since Inception*   8.72%  405.16%     5.79%   96.35%    -0.94%   -6.08%   -2.44%    -9.12%
--------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
* Inception date: Class A 01/28/87; Class B 10/04/93; Class C 02/02/99; Class I 11/16/01
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2005, the SunAmerica Growth Opportunities Class A returned 12.36% compared to 23.47% for the Russell Mid-Cap Growth Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)

New Century Fund

For the annual period ending September 30, 2005, the SunAmerica New Century Fund Class A returned 21.87% at NAV, outperforming the Russell 3000 Growth Index, which returned 12.13% during the same period.

The economy and the markets were directly impacted by the direction of energy prices during the twelve months ending September 30, 2005. As the price of crude oil increased 33% during the fiscal year, inflation and consumer spending concerns resurfaced. The annual period began with a broad-based equity rally, with small- and mid-cap stocks outperforming as investors sought companies with higher growth prospects and reasonable valuations. Market conditions varied significantly in the second and third fiscal quarters of the annual period, as the economy and the markets were directly impacted by the direction of energy prices. During the first three months of 2005, interest rates rose, stocks lagged, and oil prices soared. In the third fiscal quarter, interest rates declined, stocks rallied across the board, and oil prices were mixed. After an initial sell-off in April and May, the Energy group regained favor and the Russell 3000 Growth Index ended the annual period on a positive note.

Several portfolio strategies contributed to the Fund's out-performance versus its benchmark. The Fund benefited considerably from outstanding stock selection in the Information Technology and Materials sectors. Additionally, over-weight exposure to the Energy and Telecom Services sectors enhanced returns, as did strong stock selection in the Energy, Industrial, Healthcare, and Financial categories. On the negative side, an 8% average-cash position, stock selection in the Consumer Staples sector, and no exposure to Utilities was a drag on performance.

Individual securities which were significant positive influences during the annual period included EOG Resources, Inc., NII Holdings, Inc., Cleveland-Cliffs, Inc., Marvell Technology Group, Ltd. and Centene Corp. Individual portfolio holdings that detracted from performance included biotechnology companies such as Cypress Bioscience, Inc. and Millennium Pharmaceuticals, Inc., as well as restaurant companies like Applebee's International, Inc. and Ruby Tuesday, Inc. Smurfitt-Stone Container Corp. was another laggard.

Finally, the Fund's portfolio manager during the majority of the period, Brian Clifford, left the firm in September 2005. A team of SunAmerica investment professionals are now responsible for the day-to-day management of the Funds. This team is overseen by Tim Pettee, Chief Investment Officer and Senior Vice-President of AIG SunAmerica and Lead Portfolio Manager to the Funds. Mr. Pettee is responsible for managing the team which consists of other co-portfolio managers and research analysts; he also has primary investment discretion for the Funds. The other members of Mr. Pettee's team are Andrew Sheridan, Brendan Voege, Allison Larkin, Dawn Schuchman, Soraya Benitez and Ben Barrett. These six members of Mr. Pettee's team are primarily responsible for research and making recommendations in regards to the selection of securities. Mr. Pettee is the only person who has actual discretion over the purchase and sale of securities on behalf of the Funds.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)


Over the past ten years, $10,000 invested in the New Century Fund Class A would be valued at $16,562. The same amount invested in securities mirroring the performance of the Russell 3000 Growth Index would be valued at $18,991.

                                    [CHART]

                     Class A            Class B           Class C++
                ------------------ ------------------ ------------------
      New       Average            Average            Average
    Century     Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund       Return   Return+   Return   Return+   Return   Return+
--------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    14.87%   21.87%    16.94%   20.94%   20.31%    21.31%
------------------------------------------------------------------------
5 Year Return   -10.34%  -38.52%   -10.15%  -40.60%   -9.78%   -40.24%
------------------------------------------------------------------------
10 Year Return    5.17%   75.69%     5.25%   66.88%      N/A       N/A
------------------------------------------------------------------------
Since Inception   9.69%  496.81%     7.28%  132.54%    4.03%    35.36%
------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A 01/28/87; Class B 09/24/93; Class C 02/02/98.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2005, the SunAmerica New Century Class A returned 14.87% compared to 12.13% for the Russell 3000 Growth Index. (The performance data and graph do not reflect the deducation of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)

Growth and Income Fund

For the annual period ending September 30, 2005, the SunAmerica Growth & Income Fund Class A returned 9.89% at NAV. The Fund's primary benchmark, the S&P 500 Index, returned 12.25% for the same period.

The economy continued to expand at a solid pace during the annual period but as the year progressed investors became increasingly concerned about the effect of higher energy prices and inflation would have on the economy. In addition, several natural disasters caused additional disruptions to the economy and the supply of energy. The primary stock market trend that impacted the Fund was the out-performance of small- and mid-cap stocks relative to large-cap stocks. This trend made it particularly challenging for a fund that has a higher concentration of larger-cap equities.

The S&P 500 advanced significantly in the first quarter of the annual period, as the U.S. economy continued to show signs of strength as corporate earnings improved at a healthy pace and inflation remained subdued. Although U.S. economic trends improved, with strong corporate earnings and low inflation, the S&P 500 declined moderately during the first calendar quarter of 2005. Higher oil prices continued to be a headwind for the consumer for most of the annual period. The U.S. economy expanded during the second half of the fiscal year and the equity markets responded with the S&P 500 producing positive returns. Investors remained focused on energy prices and their potential impact on consumer spending and the economy. Hurricanes in the southern United States added to economic uncertainty, but investors appear to have discounted these as one-time events.

With respect to sector weightings, a leading contributor to overall Fund performance during the period was solid stock selection in the Consumer Discretionary, Healthcare, Consumer Staples, and Industrials categories. Conversely, a combination of 1) disappointing security selection in the Information Technology, Energy, and Telecom Services sectors, and 2) under-weight exposure to the Utility group detracted from performance.

Stock selection was successful overall, most notably in the energy sector, led by Exxon Mobil Corp., Marathon Oil Corp. and Chevron Corp. Other positions that significantly enhanced portfolio performance included WellPoint, Inc., Altria Group, Inc., and Wendy's International, Inc. On the other hand, portfolio laggards included Wal-Mart Stores, Inc., Verizon Communications, Inc., Pfizer, Inc., News Corp. and J. P. Morgan Chase & Co.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)


Over the past ten years, $10,000 invested in Growth and Income Fund Class A shares would have increased to $20,182. The same amount invested in securities mirroring the performance of the S&P 500(R) Index since the Fund's inception would be valued at $24,753.

                                    [CHART]

                      Class A            Class B           Class C++           Class I
     Growth      ------------------ ------------------ ------------------ ------------------
      and        Average            Average            Average            Average
     Income      Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return   Return+   Return   Return+   Return   Return+   Return    Return
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     3.61%     9.89%    5.21%     9.21%    8.23%     9.23%   10.09%    10.18%
--------------------------------------------------------------------------------------------
5 Year Return    -8.47%   -31.85%   -8.31%   -34.00%   -7.98%   -34.03%      N/A       N/A
--------------------------------------------------------------------------------------------
10 Year Return    7.27%   114.09%    7.36%   103.45%      N/A       N/A      N/A       N/A
--------------------------------------------------------------------------------------------
Since Inception*  8.36%   161.88%    8.48%   149.61%    0.95%     7.48%    0.59%     2.29%
--------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
* Inception date: Class A 07/01/94; Class B 07/06/94; Class C 02/02/98; Class I 11/16/01.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2005, the SunAmerica Growth and Income Class A returned 3.61% compared to 12.25% for the S&P 500 Index. (The performance data and graph do not reflect the deducation of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)

Balanced Assets Fund

For the annual period ended September 30, 2005, the SunAmerica Balanced Assets Fund Class B returned 5.16% at NAV. The Fund invests approximately 65% of its total portfolio in equities and 35% in fixed-income instruments. The Fund's equity benchmark, the S&P 500, returned 12.25%, whereas its fixed-income benchmark, the Lehman Bros. Aggregate Bond Index, returned 2.80% for the same period.

Over the past twelve months, equity market conditions have been challenging, as the economy dealt with rising interest rates and commodity price trends. While large-cap growth stocks did appreciate during the annual period, their results significantly lagged the returns generated by the small- and mid-cap categories. Rising oil, interest rates, and inflation were the most noteworthy trends prevalent in the market this past year. After most equity indices peaked during the summer, fears of faster economic growth and higher inflation caused the domestic equity markets to correct, and investors seemingly focused on a longer tightening cycle by the Federal Reserve.

With respect to stock sector weightings, strong stock selection in the Industrial and Consumer Staples sectors benefited portfolio performance, while under-weight exposure to the Utilities sector and disappointing security selection in the Information Technology and Consumer Discretionary groups detracted from returns. Contributors to performance included Altria Group, PacifiCare Health Systems, Exxon Mobil, Transocean, and Intel. Stocks which detracted from performance included Wal-Mart Stores, Biogen Idec, International Business Machines, Pfizer, and Pulte Homes.

Market activity has been affected by numerous factors this past year, most notably, the continued incremental increase in the Fed Funds target rate by the Federal Reserve. This incremental approach produced a flattening of the yield curve as well as increased volatility in the credit markets. Additionally, increased LBO activity and the downgrade of both Ford and General Motors to the high-yield asset class were other negative catalysts facing the credit markets during the annual period. At period-end, headwinds from higher interest rates and the possibility of a higher inflationary backdrop also weighed on market sentiment.

The Fund was able to take advantage of strong performance in the investment-grade, high-yield and emerging markets asset classes. Moreover, the Fund's curve positioning, which anticipated a flatter yield curve by favoring investments in shorter and longer maturities versus their intermediate counterparts, also boosted portfolio returns. Despite the increased volatility, both the investment-grade and high-yield markets proved resilient. Moreover, emerging markets, bolstered by strong fundamental backdrops, have performed extremely well as credit upgrades abound.

Sector selection positively impacted the Fund's performance during the annual period. Specifically, the inflation-linked sector, supranationals, and utilities aided returns, while agency and mortgage-backed securities (MBS) performance proved to be a marginal drag on returns. Security selection was a driver of returns as well. Investments in America Cellular, Republic of Venezuela, and Southern Energy bonds bolstered returns. Conversely, Calpine, General Motors, and American Stores were performance detractors.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)


Over the past ten years $10,000 invested in the Balanced Assets Fund Class B shares, would be valued at $15,829. The same amount invested in securities mirroring the performance of the Lehman Brothers Aggregate Bond Index and the S&P 500(R) Index would be valued at $18,848 and $24,753, respectively.

                                    [CHART]

                     Class A            Class B           Class C++           Class I
                ------------------ ------------------ ------------------ ------------------
   Balanced     Average            Average            Average            Average
    Assets      Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund       Return   Return+   Return   Return+   Return   Return+   Return    Return
--------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return   -0.22%     5.84%    1.16%     5.16%    4.15%     5.15%    6.10%    6.10%
-------------------------------------------------------------------------------------------
5 Year Return   -5.88%   -21.62%   -5.71%   -24.16%   -5.38%   -24.14%      N/A      N/A
-------------------------------------------------------------------------------------------
10 Year Return   4.65%    67.08%    4.70%    58.29%      N/A       N/A      N/A      N/A
-------------------------------------------------------------------------------------------
Since Inception  5.57%   103.58%    8.65%   455.48%   -1.90%   -11.96%    0.57%    2.20%
-------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
* Inception date: Class A 09/24/93; Class B 01/29/85; Class C 02/02/99; Class I 11/16/01.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2005, the SunAmerica Balanced Assets Class B returned 1.16% compared to 12.25% for the S&P 500 Index and 2.80% for the Lehman Bros. Aggregate Bond Index. (The performance data and graph do not reflect the deducation of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)

International Equity Fund

For the annual period ending September 30, 2005, the SunAmerica International Equity Fund Class B returned 27.04% at NAV, outperforming its MSCI EAFE Index, which returned 25.79% during the period.

Over the last several months, global equity markets have been challenged by a combination of record oil prices, conflicting economic data, and the prospect of rising interest rates. In addition, markets have been tested by a number of natural disasters. Moreover, the subway bombings in London together with the increasingly volatile situation in the Middle East led to a heightening of geopolitical risk. Even against this tumultuous global backdrop, equity markets around the world posted strong performance. The microenvironment gives cause for optimism as the corporate sector has been displaying extreme caution when it comes to both hiring and expansion plans. Overall, the most positive economic and corporate trends are to be found in Asia. In Japan, it is now becoming increasingly evident that domestic demand is replacing exports as a source of growth. Japanese consumers are enjoying significant increases in real disposable incomes and this is starting to be reflected in improving consumer confidence and retail spending. In fact, Prime Minister Koizumi's landslide victory ignited investor enthusiasm in anticipation of planned structural reforms. Elsewhere, Asian markets did well as Beijing's revaluation of the yuan eased concerns of a major disruption in US-Sino trade. In China, it now appears that economic growth is continuing at a high pace, defying earlier predictions of a possible economic slowdown. This contributes to export growth throughout the region.

From a sector selection perspective, all major sectors experienced positive returns during the annual period, with Energy and Materials being the top performers. The Fund significantly benefited from an over-weight position in the Energy sector on the back of soaring oil prices. On the other hand, an under-weight stance in the Materials sector proved beneficial because of positive stock selection.

In terms of country selection, the Fund was aided by its exposure to Southeast Asia and Latin America. Asian markets did particularly well over this time period despite rising oil prices. Similarly, Latin American equity markets raced ahead, especially in recent months, as investors focused on the economic rather than political outlook. Performance was also helped by our over-weight of oil-rich Norway, but on the other hand, an under-weight position in Australia detracted from performance.

Several individual stocks assisted the Fund's performance, particularly Statoil ASA, Saipem SpA, National Bank of Greece SA, Sumitomo Heavy Industries, Ltd., and Axa. Holdings which detracted from performance included Accord Customer Care Solutions, Ltd., PT Indocement Tunggal, Tesco PLC, Next PLC, and Sharp Corp.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)


Since the Fund's inception on November 19, 1996, $10,000 invested in International Equity Class B shares would be valued at $11,026. The same amount, invested in securities mirroring the performance of the MSCI EAFE Index would be valued at $15,771.

                                    [CHART]


                      Class A            Class B           Class C++           Class I
                 ------------------ ------------------ ------------------ ------------------
 International   Average            Average            Average            Average
    Equity       Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund        Return   Return+   Return   Return+   Return   Return+   Return    Return
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    20.52%    27.84%   23.04%    27.04%   25.96%    26.96%   28.00%    28.00%
--------------------------------------------------------------------------------------------
5 Year Return    -2.61%    -7.04%   -2.39%    -9.75%   -2.06%    -9.90%      N/A       N/A
--------------------------------------------------------------------------------------------
Since Inception*  1.01%    15.99%    1.11%    10.26%    0.98%     8.70%    9.98%    44.44%
--------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date Class A and Class B 11/19/96; Class C 03/06/97; Class I
   11/16/01.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2005, the SunAmerica International Equity Class B returned 23.04% compared to 25.79% for the MSCI EAFE Index. (The performance data and graph do not reflect the deducation of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)

Value Fund

For the annual period ending September 30, 2005, the SunAmerica Value Fund Class B returned 13.34% at NAV, trailing the Russell 3000 Value benchmark, which returned 16.78% during the period.

The large cap-value market, represented by the Russell 3000 Value Index, produced double-digit positive returns for the year. Energy, Utilities, and Consumer Staples were the three sectors that contributed the most to benchmark returns during the period. It is important to note that the return of the Financial sector, the largest constituent of the Index (33% weight) returned 9.03%; significantly below than the next largest sector, Energy (12% weight) which returned 47.84%.

A leading contributor to overall Fund performance during the period was solid stock selection in the Consumer Discretionary and Utilities categories. Additionally, over-weight exposure to the Information Technology sector as well as Healthcare and Telecommunications under-weights also assisted the portfolio's performance. Conversely, a combination of 1) disappointing security selection in the Information Technology, Energy, and Financial sectors, 2) a Utilities under-weight, and 3) over-weight exposure to the Industrials group detracted from performance.

Stock selection was successful overall, most notably in the energy sector, led by Exxon Mobil Corp., ConocoPhillips and Marathon Oil Corp. Other positions that significantly enhanced portfolio performance included Federated Department Stores, Inc. and Altria Group, Inc. On the other hand, portfolio laggards included J.P. Morgan Chase & Co., Verizon Communications, Inc., News Corp. and Alcoa, Inc.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)


Since the Fund's inception at November 19, 1996, $10,000 invested in the Value Fund Class B would have grown to $21,554. The same amount, invested in securities mirroring the Russell 3000 Value Index, would be valued at $23,482.

                                    [CHART]

                      Class A            Class B           Class C++           Class I            Class Z
                 ------------------ ------------------ ------------------ ------------------ ------------------
                 Average            Average            Average            Average            Average
     Value       Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund        Return   Return+   Return   Return+   Return   Return+   Return    Return   Return    Return
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     7.50%    14.06%    9.34%    13.34%   12.34%    13.34%   14.12%    14.12%   14.77%    14.77%
---------------------------------------------------------------------------------------------------------------
5 Year Return     7.01%    48.90%    7.30%    44.22%    7.58%    44.13%      N/A       N/A    8.91%    53.25%
---------------------------------------------------------------------------------------------------------------
Since Inception*  8.96%   126.86%    9.05%   115.54%    8.27%    97.58%   10.29%    46.00%    6.63%    61.83%
---------------------------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
* Inception date: Class A and Class B 11/19/96; Class C 03/06/97; Class I 11/16/01; Class Z 04/03/98.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2005, the SunAmerica Value Class B returned 9.34% compared to 16.78% for the Russell 3000 Value Index (The performance data and graph do not reflect the deducation of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)

Biotech/Health Fund

For the annual period ending September 30, 2005, the SunAmerica Biotech/Health Fund Class A returned 4.21% at NAV, lagging both its AMEX Biotechnology and S&P Composite 1500 Healthcare benchmark, which returned 23.69% and 12.13%, respectively, during the period.

While the U.S. equity markets posted impressive returns during the first three months of the annual period, healthcare shares increased more modestly. Overall, the fourth quarter of 2004 was a challenging one for the healthcare sector. Weighing heavily on investor psyche were product withdrawals such as Vioxx, the safety of Celebrex being called into question, rumored regulatory issues surrounding the HMO group, and product recalls of select device products. The second fiscal quarter was another challenging one for the biotechnology sector. Heightened inflation concerns, rising commodity prices, and moderating economic data led the market downward, and put pressure on the higher-multiple, longer-duration sectors like biotechnology issues. Despite the difficult market conditions, positive product portfolio news from industry leader Genentech provided investors with a rare respite.

Momentum shifted in the third fiscal quarter for the healthcare industry, with all sub-sectors posting positive returns. Shares of battered small- and mid-cap biotechnology companies rebounded significantly, as the group capitalized from encouraging product developments regarding Genentech's cancer drugs. Another catalyst was the emerging acquisition of fast-growing biotechnology companies by large-cap pharmaceutical companies, as evidenced by Pfizer's purchase of Vicuron. The managed-care segment posted strong results as solid fundamentals and strong prospects relating to the implementation of the Medicare drug benefit plan in 2006 kept investor interest alive. Elsewhere, the pharmaceutical group traded sideways, as potential patent and product litigation challenges kept a lid on valuations in the near-term.

With respect to the Fund's performance in terms of sub-sector selection versus the AMEX Biotechnology Index, a high concentration of biotechnology companies, a group that under-performed significantly in the first half of the annual period, negatively impacted results. At mid-year, the portfolio was repositioned to include a broad-range of healthcare companies, including more healthcare equipment/services and large-cap pharmaceuticals companies. To reflect this change, the Fund added the S&P Composite 1500 Healthcare Index as a benchmark.

In terms of sub-sector selection versus the S&P Composite 1500 Health Care Index, factors that benefited fund performance included 1) a Managed Care overweight, 2) a Major Pharmaceutical under-weight, and 3) stock selection in the Biotechnology and Major Pharmaceutical sectors. On the other hand, security selection in the Managed Care and Specialty Medical sectors negatively impacted results, as did a Biotechnology over-weight.

Individual stock selection affected the Fund's performance both positively and negatively. Invitrogen, Genentech, Celgene, Amgen, and Transkaryotic Therapies were among the top contributors during the period. Stocks which detracted from performance included Millennium Pharmaceuticals, Onyx Pharmaceuticals, Cypress Bioscience, Eyetech Pharmaceuticals, and Biogen.

Allison Larkin assumed management of the Fund on April 1, 2005. Ms. Larkin reduced the portfolio's concentration of biotechnology stocks and more broadly diversified the Fund among various healthcare sub-sectors with the goal of achieving more consistent returns.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)


Since the Fund's inception, if $10,000 were invested in the Biotech/Health Fund Class A, it would be valued at $7,401. The same amount, invested in securities mirroring the S&P 1500 Supercomposite Health Care Index and the AMEX Biotech Index, would be valued at $10,345 and $11,097, respectively.


                                    [CHART]

                                      S&P 1500 Supercomposite        AMEX
             Biotech/Health Class A      Health Care Index       Biotech Index
             ----------------------  -------------------------   -------------
6/30/2000         $10,166                     $10,000               $10,000
9/30/2000          12,451                      10,146                13,172
9/30/2001           8,235                       9,729                 7,708
9/30/2002           5,742                       7,701                 5,476
9/30/2003           7,708                       8,705                 7,760
9/30/2004           7,102                       9,226                 8,972
9/30/2005           7,401                      10,345                11,097


                      Class A            Class B           Class C++
                 ------------------ ------------------ ------------------
                 Average            Average            Average
 Biotech/Health  Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -1.77%    4.21%    -0.47%    3.53%     2.53%    3.53%
-------------------------------------------------------------------------
5 Year Return    -10.94%  -40.56%   -10.82%  -42.49%   -10.46%  -42.44%
-------------------------------------------------------------------------
Since Inception*  -5.52%  -21.49%    -5.28%  -24.23%    -5.07%  -24.07%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A, Class B and Class C 06/14/00
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2005, the SunAmerica Biotech/Health Class A returned (1.77%) compared to 12.13% for the S&P 1500 Supercomposite Health Care Index and 23.69 for the Amex Biotech Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)

Tax Managed Equity Fund

For the annual period ended September 30, 2005, the Tax Managed Equity Fund Class A returned 5.51% at NAV. The Fund's performance benchmark, the S&P 500 Index returned 12.25% over the same period.

At the outset of the annual period, the equity markets rallied as a result of positive economy data and the swift outcome in the presidential election, which helped to eradicate fears of a long, contentious process, and reassured investors that taxes on capital gains and dividends would not be raised. Although interest rates rose across most of the yield curve during the first three months of 2005, favorable reports on corporate earnings and cash-flow generation provided support for the equity markets. Despite encouraging inflation data, the Federal Reserve continued to increase short-term rates during the third fiscal quarter, and most domestic stock indices posted solid returns for the period. Positive momentum continued into the final quarter of the annual period on evidence that the economy's expansion was continuing. Equity gains, however, were offset late in the annual period as hurricane damage to oil rigs and refineries put upward pressure on energy prices and heightened inflation fears. Shortly thereafter, the price of West Texas Intermediate crude oil approached $70 per barrel, setting another all-time high. This concern was exacerbated as the Consumer Price Index rose at the fastest rate in more than four years.

Relative to its benchmark, the Fund's performance was affected by market conditions. This was primarily due to the out-performance of higher-beta and small-cap stocks during the fiscal period. The Fund's bias toward higher-quality, higher-capitalization stocks had a negative impact on performance during the annual period.

Specific securities selection also benefited the Fund, including Altria Group, Inc., Exxon Mobil, Inc., ConocoPhillips, Chevron Corp., and Amgen, Inc. The primary detractors from the Fund's relative performance included healthcare companies such as Pfizer, Boston Scientific, and OSI Pharmaceuticals, Inc., as well as Wal-Mart Stores, Inc., and Lexmark International, Inc.

At a meeting of the Board, held on September 26, 2005, the Board, including the Disinterested Trustees, approved the termination of J.P. Morgan as Subadviser to the Tax Managed Equity Fund. Effective November 1, 2005, day-to-day management of the Fund has been assumed by Paul Ma of AIG SunAmerica Asset Management Corp. pursuant to the Advisory Agreement last approved by the Board on August 31, 2005.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDEXES -- (continued)


Since the Fund's inception on March 1, 1999, $10,000 invested in Tax Managed Equity Class A shares would be valued at $8,968. The same amount invested in securities mirroring the performance of the S&P 500 Index would be valued at $10,969.

                                    [CHART]


                     Class A            Class B           Class C++
      Tax       ------------------ ------------------ ------------------
    Managed     Average            Average            Average
    Equity      Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund       Return   Return+   Return   Return+   Return   Return+
--------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return   -0.58%     5.51%    0.88%     4.88%    3.78%     4.78%
------------------------------------------------------------------------
5 Year Return   -5.08%   -18.22%   -4.95%   -20.85%   -4.56%   -20.83%
------------------------------------------------------------------------
Since Inception -1.64%    -4.87%   -1.40%    -8.88%   -1.39%    -8.80%
------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A, Class B and Class C 03/01/99
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2005, the SunAmerica Tax Managed Equity Class A returned (0.58%) compared to 12.25% for the S&P 500 Index. (The performance data and graph do not reflect the deducation of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

[LOGO] AIG Sun America
Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees         Investment Adviser         DISCLOSURE OF QUARTERLY
 Samuel M. Eisenstat        AIG SunAmerica Asset      PORTFOLIO HOLDINGS
 Peter A. Harbeck             Management Corp.        The Trust is required to
 Dr. Judith L. Craven       Harborside Financial      file its com-plete
 William F. Devin             Center                  schedule of portfolio
 Stephen J. Gutman          3200 Plaza 5              holdings with the U.S.
 Jeffrey S. Burum           Jersey City, NJ           Securities and Exchange
 William J. Shea              07311-4992              Commission for its first
                                                      and third fiscal quarters
Officers                   Distributor                on Form N-Q. Once filed,
 Vincent M. Marra,          AIG SunAmerica Capital    the Trust's Form N-Q will
   President                  Services, Inc.          be available without
 Donna M. Handel,           Harborside Financial      charge on the U.S.
   Treasurer                  Center                  Securities and Exchange
 Francis Gannon, Vice       3200 Plaza 5              Commission's website at
   President                Jersey City, NJ           www.sec.gov. You can also
 J. Steven Neamtz, Vice       07311-4992              obtain cop-ies of Form
   President                                          N-Q by (i) visiting the
 Timothy Pettee, Vice      Shareholder Servicing      U.S. Securities and
   President               Agent                      Exchange Commis-sion's
 Cynthia Gibbons, Vice      AIG SunAmerica Fund       Public Reference Room in
   President and Chief        Services, Inc.          Washington, DC
   Compliance Officer       Harborside Financial      (information on the
 Gregory N. Bressler,         Center                  operation of the Public
   Chief Legal Officer      3200 Plaza 5              Reference Room may be
   and Secretary            Jersey City, NJ           obtained by calling
 Gregory R. Kingston,         07311-4992              1-800-SEC-0330); (ii)
   Vice President and                                 sending your request and
   Assistant Treasurer     Custodian and Transfer     a duplicating fee to the
 Corey A. Issing,          Agent                      U.S. Securities and
   Assistant Secretary      State Street Bank and     Exchange Commis-sion's
 Shawn Parry, Assistant       Trust Company           Public Reference Room,
   Treasurer                P.O. Box 419572           Washington, DC 20549-0102
                            Kansas City, MO           or (iii) sending your
                              64141-6572              request electronically to
                                                      publicinfo.sec.gov.
                           VOTING PROXIES ON TRUST
                           PORTFOLIO SECURITIES       This report is submitted
                           A description of the       solely for the general
                           policies and proce-dures   information of
                           that the Trust uses to     shareholders of the Fund.
                           determine how to vote      Distribution of this
                           proxies relating to        report to persons other
                           secu-rities held in the    than shareholders of the
                           Fund's portfolio which is  Fund is authorized only
                           available in the Trust's   in connection with a
                           State-ment of Additional   currently effective
                           Information, may be        prospectus, setting forth
                           obtained without charge    details of the Fund,
                           upon re-quest, by calling  which must precede or
                           (800) 858-8850. This       accompany this report.
                           information is also
                           available from the EDGAR
                           database on the U.S.
                           Secu-rities and Exchange
                           Commission's website at
                           http://www.sec.gov.

                           PROXY VOTING RECORD ON
                           SUNAMERICA EQUITY FUNDS
                           Information regarding how
                           SunAmerica Equity Funds
                           voted prox-ies relating
                           to securities held in the
                           SunAmerica Equity Funds
                           during the twelve month
                           period ended June 30,
                           2005 is available without
                           charge, upon request, by
                           calling (800)858-8850 or
                           on the U.S. Securities
                           and Exchange Commission's
                           website at
                           http://www.sec.gov.

     [LOGO]

AIG Sun America
    Mutual Funds



Distributed by:
AIG SunAmerica Capital Services, Inc.

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before investing.

www.sunamericafunds.com

EQANN-9/05

Item 2.  Code of Ethics

         The SunAmerica Equity Funds ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. The Code of Ethics was amended, effective December 1, 2004, to reflect the resignation of Robert M. Zakem as a "Covered Officer" as that term is defined in the Code of Ethics.

Item 3.  Audit Committee Financial Expert.

         The registrant's Board of Trustees has determined that William J. Shea, the Chairman of the Registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                           2004         2005
         Audit Fees ....................$ 172,800    $ 207,000
         Audit-Related Fees ............$  69,680    $  60,480
         Tax Fees ......................$  58,100    $  70,200
         All Other Fees ................$       0    $       0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

    (e)

          (1) The Registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the Registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the
          investment   adviser ("Adviser Affiliate") that provides ongoing
          services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

          (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f)  Not Applicable.

    (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the registrant for 2005 and 2004 were $649,679 and $566,627, respectively.

    (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: December 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: December 8, 2005

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: December 8, 2005